UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-6318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
222 Delaware Avenue, Wilmington, DE 19801
(Address of principal executive offices) (Zip code)
Brown Brothers Harriman & Co.
40 Water St.
Boston, MA 02109
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

TABLE OF CONTENTS

ITEM 1. SCHEDULE OF INVESTMENTS
ITEM 2. CONTROLS AND PROCEDURES
ITEM 3. EXHIBITS
SIGNATURES
ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
November 30, 2008

Schedules of Investments
(unaudited)
Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 9.4%

Commercial Services - 2.5%
120,000	Mastercard Inc.	$17,436,000
330,000	Visa Inc.	17,344,800

	Total Commercial Services	34,780,800

Consumer Services - 0.6%
310,000	Weight Watchers International Inc.	8,773,000

Diversified Consumer Services - 1.9%
343,292	Apollo Group Inc.*	26,378,557

Hotels, Restaurants & Leisure - 1.2%
121,352	International Game Technology	1,299,680
191,900	McDonald’s Corp.	11,274,125
335,300	MGM MIRAGE Inc.*	4,016,894

	Total Hotels, Restaurants & Leisure	16,590,699

Media - 0.6%
411,500	DIRECTV Group Inc.*	9,057,115

Multiline Retail - 1.8%
279,000	Kohl’s Corp.*	9,112,140
459,500	Target Corp.	15,512,720

	Total Multiline Retail	24,624,860

Specialty Retail - 0.8%
650,000	Staples Inc.	11,284,000

	TOTAL CONSUMER DISCRETIONARY	131,489,031

CONSUMER STAPLES - 10.1%

Food & Staples Retailing - 6.0%
1,349,700	CVS/Caremark Corp.	39,046,821
435,000	Walgreen Co.	10,761,900
627,300	Wal-Mart Stores Inc.	35,053,524

	Total Food & Staples Retailing	84,862,245

Food Products - 2.4%
326,500	Bunge Ltd.	13,863,190
532,150	Nestle SA, ADR	19,290,438

	Total Food Products	33,153,628

Household Products - 1.7%
365,000	Procter & Gamble Co.	23,487,750

	TOTAL CONSUMER STAPLES	141,503,623

ENERGY - 8.9%

Energy Equipment & Services - 4.8%
1,000,700	Halliburton Co.	17,612,320
697,800	National-Oilwell Varco Inc.*	19,740,762
143,464	Transocean Inc.*	9,594,872
1,587,181	Weatherford International Ltd.*	20,268,301

	Total Energy Equipment & Services	67,216,255

Oil, Gas & Consumable Fuels - 4.1%
487,700	Chesapeake Energy Corp.	8,378,686
145,000	EOG Resources Inc.	12,327,900
387,000	Occidental Petroleum	20,952,180
307,700	Petroleo Brasileiro SA, ADR	6,443,238
470,900	Suncor Energy Inc.	10,096,096

Shares	Security	Value

	Total Oil, Gas & Consumable Fuels	58,198,100

	TOTAL ENERGY	125,414,355

FINANCIALS - 9.7%

Capital Markets - 2.8%
240,000	Bank of New York Mellon Corp. (The)	7,250,400
77,390	BlackRock Inc.	9,728,697
749,750	Charles Schwab Corp.	13,742,918
206,200	State Street Corp.	8,683,082

	Total Capital Markets	39,405,097

Commercial Banks - 2.3%
1,147,800	Banco Bradesco SA, ADR	12,212,592
727,600	Bank of America Corp.	11,823,500
157,900	PNC Financial Services Group Inc.	8,332,383

	Total Commercial Banks	32,368,475

Diversified Financial Services - 3.4%
70,000	CME Group Inc.	14,836,500
225,300	IntercontinentalExchange Inc.*	16,582,080
484,450	JPMorgan Chase & Co.	15,337,687

	Total Diversified Financial Services	46,756,267

Insurance - 1.2%
187,493	AON Corp.	8,493,433
197,282	The Travelers Cos. Inc.	8,611,359

	Total Insurance	17,104,792

	TOTAL FINANCIALS	135,634,631

HEALTH CARE - 16.5%

Biotechnology - 5.9%
653,070	Biogen Idec Inc.*	27,631,392
379,768	Celgene Corp.*	19,785,913
255,000	Genentech Inc.*	19,533,000
351,137	Gilead Sciences Inc.*	15,727,426

	Total Biotechnology	82,677,731

Health Care Equipment & Supplies - 0.9%
84,700	Alcon Inc.	6,758,213
151,200	Covidien Ltd.	5,571,720

	Total Health Care Equipment & Supplies	12,329,933

Health Care Providers & Services - 0.7%
430,000	UnitedHealth Group Inc.	9,034,300

Life Sciences Tools & Services - 3.2%
382,000	Illumina Inc.*	8,407,820
1,029,400	Thermo Fisher Scientific Inc.*	36,728,992

	Total Life Sciences Tools & Services	45,136,812

Pharmaceuticals - 5.8%
365,000	Allergan Inc.	13,753,200
1,156,200	Bristol-Myers Squibb Co.	23,933,340
1,973,850	Elan Corp. PLC, ADR*	12,376,040
234,200	Teva Pharmaceutical Industries Ltd., ADR	10,105,730
597,550	Wyeth	21,517,776

	Total Pharmaceuticals	81,686,086

	TOTAL HEALTH CARE	230,864,862

INDUSTRIALS - 8.0%

Aerospace & Defense - 1.0%
338,600	Boeing Co.	14,434,518

Air Freight & Logistics - 1.8%
375,000	Expeditors International of Washington Inc.	12,536,250
225,000	United Parcel Service Inc., Class B Shares	12,960,000

	Total Air Freight & Logistics	25,496,250

Construction & Engineering - 2.3%
607,900	Foster Wheeler Ltd.*	13,531,854

Shares	Security	Value

426,500	Jacobs Engineering Group Inc.*	19,094,405

	Total Construction & Engineering	32,626,259

Electrical Equipment - 0.7%
71,767	First Solar Inc*.	8,959,392

Machinery - 2.2%
294,300	Danaher Corp.	16,374,852
353,150	ITT Industries Inc.	14,782,859

	Total Machinery	31,157,711

	TOTAL INDUSTRIALS	112,674,130

INFORMATION TECHNOLOGY - 25.3%

Communication Equipment - 6.0%
1,007,900	Cisco Systems Inc.*	16,670,666
912,400	Nokia Corp., ADR	12,928,708
1,315,200	QUALCOMM Inc.	44,151,264
225,000	Research in Motion Ltd.*	9,555,750

	Total Communication Equipment	83,306,388

Computers & Peripherals - 9.1%
400,264	Apple Inc.*	37,092,465
1,862,791	EMC Corp.*	19,689,701
655,644	Hewlett-Packard Corp.	23,131,120
183,955	International Business Machines Corp.	15,010,728
1,405,300	NetApp Inc.*	18,971,550
1,400,000	Seagate Technology	5,894,000
625,000	Teradata Corp.*	8,393,750

	Total Computers & Peripherals	128,183,314

Internet Software & Services - 4.2%
650,000	eBay Inc.*	8,534,500
103,498	Equinix Inc.*	4,699,844
106,980	Google Inc., Class A Shares*	31,340,861
675,000	Verisign Inc.*	14,573,250

	Total Internet Software & Services	59,148,455

IT Services - 1.0%
735,800	Cognizant Technology Solutions Corp.*	14,127,360

Semiconductors & Semiconductor Equipment - 0.3%
397,087	Applied Materials Inc.	3,804,093

Software - 4.7%
706,300	Autodesk Inc.*	11,717,517
600,000	Intuit Inc.*	13,296,000
1,118,660	Microsoft Corp.	22,619,305
1,157,600	Oracle Corp.*	18,625,784

	Total Software	66,258,606

	TOTAL INFORMATION TECHNOLOGY	354,828,216

MATERIALS - 5.5%

Chemicals - 5.5%
204,500	Air Products & Chemicals Inc.	9,766,920
193,950	Monsanto Co.	15,360,840
647,600	Praxair Inc.	38,240,780
395,200	Syngenta AG, ADR	14,235,104

	Total Chemicals	77,603,644

	TOTAL MATERIALS	77,603,644

TELECOMMUNICATION SERVICES - 2.4%

Wireless Telecommunication Services - 2.4%
565,307	American Tower Corp., Class A Shares*	15,398,963
600,000	Crown Castle International Corp.*	8,442,000
504,732	NII Holdings Inc., Class B Shares*	9,811,990

	Total Wireless Telecommunication Services	33,652,953

	TOTAL TELECOMMUNICATION SERVICES	33,652,953

Shares	Security	Value

	TOTAL COMMON STOCKS (Cost — $1,794,039,858)	1,343,665,445

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,794,039,858)	1,343,665,445

Face
Amount
SHORT-TERM INVESTMENTS - 5.3%
TIME DEPOSITS - 4.8%
$2,337	BBH — Grand Cayman, 0.400% due 12/1/08	2,337
66,679,371	JPMorgan Chase & Co. — London, 0.400% due 12/1/08	66,679,371

	TOTAL TIME DEPOSITS (Cost — $66,681,708)	66,681,708

U.S. GOVERNMENT AGENCY - 0.5%

7,530,000	Federal Home Loan Bank (FHLB), Discount Notes, 0.080% due 12/1/08 (Cost — $7,529,937)(a)	7,529,937

	TOTAL SHORT-TERM INVESTMENTS (Cost — $74,211,645)	74,211,645

	TOTAL INVESTMENTS - 101.1% (Cost — $1,868,251,503#)	1,417,877,090
	Liabilities in Excess of Other Assets — (1.1%)	(15,001,595)

	TOTAL NET ASSETS - 100.0%	$1,402,875,495

*	Non-income producing securities.

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR	—	American Depositary Receipt

Summary of Investments by Security Type*

Consumer Discretionary	9.3%
Consumer Staples	10.0
Energy	8.8
Financials	9.6
Health Care	16.3
Industrials	7.9
Information Technology	24.1
Materials	5.5
Telecommunication Services	3.3
Short-Term Investments	5.2

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 13.2%

Auto Components - 0.1%
44,400	Autoliv Inc.	$847,596

Automobiles - 0.0%
8,500	Toyota Motor Corp., ADR	536,350

Household Durables - 1.8%
257,500	Black & Decker Corp.	10,928,300
90,800	DR Horton Inc.	623,796
113,300	KB Home	1,317,679
278,800	Whirlpool Corp.	10,979,144

	Total Household Durables	23,848,919

Leisure Equipment & Products - 0.8%
825,300	Mattel Inc.	11,281,851

Media - 6.3%
1,052,900	CBS Corp., Class B Shares	7,012,314
970,000	DIRECTV Group Inc.*	21,349,700
223,400	Gannett Co. Inc.	1,945,814
1,830,000	Interpublic Group Cos. Inc.*	7,484,700
2,160,000	News Corp.	17,064,000
2,244,800	Time Warner Inc.	20,315,440
337,000	WPP PLC, ADR	9,341,640

	Total Media	84,513,608

Multiline Retail - 1.5%
163,875	JC Penney Co. Inc.	3,111,986
273,900	Macy’s Inc.	2,032,338
420,000	Target Corp.	14,179,200

	Total Multiline Retail	19,323,524

Specialty Retail - 1.8%
664,400	Home Depot Inc.	15,354,284
760,000	Limited Brands Inc.	7,075,600
71,900	Lowe’s Cos. Inc.	1,485,454

	Total Specialty Retail	23,915,338

Textiles, Apparel & Luxury Goods - 0.9%
241,400	V. F. Corp.	12,622,806

	TOTAL CONSUMER DISCRETIONARY	176,889,992

CONSUMER STAPLES - 10.4%

Food & Staples Retailing - 1.6%
651,000	CVS/Caremark Corp.	18,833,430
242,900	SUPERVALU Inc.	2,892,939

	Total Food & Staples Retailing	21,726,369

Food Products - 3.3%
520,000	Archer Daniels Midland	14,237,600
31,500	Bunge Ltd.	1,337,490
384,000	ConAgra Foods Inc.	5,664,000
447,900	Kraft Foods Inc.	12,187,359
118,070	Tyson Foods Inc.	792,250
425,000	Unilever NV, Registered Shares	9,932,250

	Total Food Products	44,150,949

Shares	Security	Value

Household Products - 1.0%
221,000	Kimberly-Clark Corp.	12,771,590

Tobacco - 4.5%
1,584,800	Altria Group Inc.	25,483,584
512,000	Philip Morris International Inc.	21,585,920
306,800	Reynolds American Inc.	12,603,344

	Total Tobacco	59,672,848

	TOTAL CONSUMER STAPLES	138,321,756

ENERGY - 22.9%

Energy Equipment & Services - 4.6%
274,800	Baker Hughes Inc.	9,571,284
154,300	Diamond Offshore Drilling Inc.	11,387,340
1,762,500	Halliburton Co.	31,020,000
775,000	Weatherford International Ltd.*	9,896,750

	Total Energy Equipment & Services	61,875,374

Oil, Gas & Consumable Fuels - 18.3%
341,000	Anadarko Petroleum Corp.	13,998,050
91,900	Apache Corp.	7,103,870
647,000	BP PLC, ADR	31,502,430
469,300	Chevron Corp.	37,079,393
530,400	ConocoPhillips	27,856,608
26,400	Devon Energy Corp.	1,909,776
2,026,000	El Paso Corp.	14,972,140
273,000	EnCana Corp.	12,779,130
135,100	Exxon Mobil Corp.	10,828,265
983,200	Marathon Oil Corp.	25,740,176
242,300	Occidental Petroleum	13,118,122
374,300	Royal Dutch Shell PLC, Class A Shares, ADR	20,006,335
299,500	Total SA, ADR	15,798,625
53,600	Valero Energy Corp.	983,560
266,000	XTO Energy Inc.	10,171,840

	Total Oil, Gas & Consumable Fuels	243,848,320

	TOTAL ENERGY	305,723,694

FINANCIALS - 14.4%

Capital Markets - 1.6%
228,600	AllianceBernstein Holding LP	4,025,646
485,500	Ameriprise Financial Inc.	8,962,330
46,900	Goldman Sachs Group Inc.	3,704,631
341,500	Morgan Stanley	5,037,125

	Total Capital Markets	21,729,732

Commercial Banks - 2.0%
789,700	Bank of America Corp.	12,832,625
20,800	Fifth Third BanCorp	198,848
442,600	Wells Fargo & Co.	12,786,714

	Total Commercial Banks	25,818,187

Diversified Financial Services - 2.4%
63,500	Deutsche Bank AG	2,264,410
652,500	JPMorgan Chase & Co.	20,658,150
438,000	Nasdaq OMX Group Inc. (The)*	9,417,000

	Total Diversified Financial Services	32,339,560

Insurance - 6.8%
223,000	ACE Ltd.	11,651,750
1,293,100	Allstate Corp.	32,896,464
590,600	American International Group Inc.	1,187,106
307,500	Genworth Financial Inc., Class A Shares	445,875
345,300	Hartford Financial Services Group Inc.	2,917,785
681,400	Lincoln National Corp.	9,355,622
259,400	MetLife Inc.	7,460,344
545,200	The Travelers Cos. Inc.	23,797,980
106,100	XL Capital Ltd., Class A Shares	533,683

	Total Insurance	90,246,609

Shares	Security	Value

Real Estate Investment Trusts (REITs) - 1.6%
868,400	Annaly Capital Management Inc.	12,478,908
1,230,600	Host Hotels & Resorts Inc.	9,254,112

	Total Real Estate Investment Trusts (REITs)	21,733,020

	TOTAL FINANCIALS	191,867,108

HEALTH CARE - 10.5%

Biotechnology - 0.2%
52,200	Amgen Inc.*	2,899,188

Health Care Providers & Services - 2.6%
655,000	Aetna Inc.	14,292,100
44,420	Amerisourcebergen Corp. Class A	1,392,567
172,000	Cardinal Health Inc.	5,593,440
428,500	Humana Inc.*	12,953,555

	Total Health Care Providers & Services	34,231,662

Pharmaceuticals - 7.7%
667,100	GlaxoSmithKline PLC, ADR	22,974,924
427,200	Merck & Co. Inc.	11,414,784
2,220,300	Pfizer Inc.	36,479,529
313,000	Schering-Plough Corp.	5,261,530
236,827	Teva Pharmaceutical Industries Ltd., ADR	10,219,085
477,600	Wyeth	17,198,376

	Total Pharmaceuticals	103,548,228

	TOTAL HEALTH CARE	140,679,078

INDUSTRIALS - 6.0%

Aerospace & Defense - 0.9%
263,400	Boeing Co.	11,228,742

Commercial Services & Supplies - 1.9%
205,300	Allied Waste Industries Inc.*	2,204,922
761,600	R.R. Donnelley & Sons Co.	9,718,016
440,000	Waste Management Inc.	12,848,000

	Total Commercial Services & Supplies	24,770,938

Industrial Conglomerates - 2.1%
212,900	3M Co.	14,249,397
827,800	General Electric Co.	14,213,326

	Total Industrial Conglomerates	28,462,723

Machinery - 1.1%
370,800	Caterpillar Inc.	15,199,092

	TOTAL INDUSTRIALS	79,661,495

INFORMATION TECHNOLOGY - 6.3%

Communication Equipment - 0.5%
131,400	Corning Inc.	1,183,914
383,300	Ericsson (LM) Telephone, ADR	2,729,096
569,975	Motorola Inc.	2,456,592

	Total Communication Equipment	6,369,602

Computers & Peripherals - 0.3%
270,500	Western Digital Corp.*	3,300,100

Electronic Equipment & Instruments - 1.4%
3,599,800	Flextronics International Ltd.*	8,423,532
924,100	Ingram Micro Inc.*	9,952,557
81,920	Sanmina-SCI Corp.*	52,429
48,910	Tech Data Corp.*	852,990

	Total Electronic Equipment & Instruments	19,281,508

Office Electronics - 0.8%
1,566,600	Xerox Corp.	10,950,534

Shares	Security	Value

Semiconductors & Semiconductor Equipment - 2.5%
1,818,000	Intel Corp.	25,088,400
340,000	Kla-Tencor Corp.	6,395,400
218,400	Nvidia Corp.*	1,631,448

	Total Semiconductors & Semiconductor Equipment	33,115,248

Software - 0.8%
557,000	Microsoft Corp.	11,262,540

	TOTAL INFORMATION TECHNOLOGY	84,279,532

MATERIALS - 3.5%

Chemicals - 2.7%
47,000	Ashland Inc.	448,850
73,500	Eastman Chemical Co.	2,418,150
560,000	EI Du Pont de Nemours & Co.	14,033,600
1,028,700	The Dow Chemical Co.	19,082,385

	Total Chemicals	35,982,985

Metals & Mining - 0.8%
1,028,800	Alcoa Inc.	11,069,888

	TOTAL MATERIALS	47,052,873

TELECOMMUNICATION SERVICES - 4.9%

Diversified Telecommunication Services - 4.9%
979,734	AT&T Inc.	27,981,203
1,398,000	Sprint Nextel Corp.	3,900,420
567,100	Verizon Communications	18,515,815
1,632,400	Windstream Corp.	14,463,064

	Total Diversified Telecommunication Services	64,860,502

	TOTAL TELECOMMUNICATION SERVICES	64,860,502

UTILITIES - 1.5%

Electric Utilities - 0.3%
77,900	Wisconsin Energy Corp.	3,385,534

Multi-Utilities - 1.2%
413,700	Ameren Corp.	14,719,446
36,400	Dominion Resources Inc.	1,340,248

	Total Multi-Utilities	16,059,694

	TOTAL UTILITIES	19,445,228

	TOTAL COMMON STOCKS (Cost — $1,804,624,870)	1,248,781,258

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,804,624,870)	1,248,781,258

Face
Amount
SHORT-TERM INVESTMENTS - 6.3%
TIME DEPOSITS - 6.3%
$46,404,540	Bank of America — Toronto, 0.400% due 12/1/08	46,404,540
37,684,093	JPMorgan Chase & Co. — London, 0.400% due 12/1/08	37,684,093

	TOTAL TIME DEPOSITS (Cost — $84,088,633)	84,088,633

	TOTAL SHORT-TERM INVESTMENTS (Cost — $84,088,633)	84,088,633

	TOTAL INVESTMENTS - 99.9% (Cost — $1,888,713,503#)	1,332,869,891
	Other Assets in Excess of Liabilities	1,878,392

	TOTAL NET ASSETS - 100.0%	$1,334,748,283

*	Non-income producing securities.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR	—	American Depositary Receipt

Summary of Investments by Security Type*

Consumer Discretionary	13.2%
Consumer Staples	10.4
Energy	22.9
Financials	14.4
Health Care	10.5
Industrials	6.1
Information Technology	6.3
Materials	3.5
Telecommunication Services	4.9
Utilities	1.5
Short-Term Investments	6.3

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 9.3%

Consumer Services - 0.7%
122,400	Grand Canyon Education Inc.*	$1,816,416

Diversified Consumer Services - 4.0%
31,700	American Public Education Inc.*	1,254,052
102,800	Coinstar Inc.*	1,907,968
221,812	Corinthian Colleges Inc.*	3,566,737
49,300	New Oriental Education & Technology Group Inc., ADR*	2,544,373
412,200	Stewart Enterprises Inc., Class A Shares	1,314,918

	Total Diversified Consumer Services	10,588,048

Hotels, Restaurants & Leisure - 0.2%
38,100	Red Robin Gourmet Burgers Inc.*	464,439

Household Durables - 0.5%
109,000	KB Home	1,267,670

Internet & Catalog Retail - 0.4%
86,100	NutriSystem Inc.	1,206,261

Media - 0.1%
25,000	Rentrak Corp.*	247,750

Specialty Retail - 1.6%
348,659	bebe stores inc.	2,154,713
45,200	Gymboree Corp.*	1,136,780
111,700	Zumiez Inc.*	965,088

	Total Specialty Retail	4,256,581

Textiles, Apparel & Luxury Goods - 1.8%
112,200	Aeropostale Inc.*	1,696,464
89,200	Lululemon Athletica Inc.*	875,944
164,400	True Religion Apparel Inc.*	2,069,796

	Total Textiles, Apparel & Luxury Goods	4,642,204

	TOTAL CONSUMER DISCRETIONARY	24,489,369

CONSUMER STAPLES - 1.4%

Food Products - 0.2%
270,000	Agria Corp., ADR*	445,500

Personal Products - 1.2%
43,350	Chattem Inc.*	3,145,909

	TOTAL CONSUMER STAPLES	3,591,409

ENERGY - 10.2%

Energy Equipment & Services - 5.5%
281,900	Complete Production Services Inc.*	2,308,761
121,380	Exterran Holdings Inc.*	2,130,219
191,300	Flotek Industries Inc.*	575,813
97,100	Matrix Service Co.*	741,844
71,100	NATCO Group Inc., Class A Shares*	1,289,043
166,100	North American Energy Partners Inc.*	471,724
116,300	Oil States International Inc.*	2,491,146
262,800	Superior Energy Services Inc.*	4,428,180

	Total Energy Equipment & Services	14,436,730

Shares	Security	Value

Oil, Gas & Consumable Fuels - 4.7%
38,950	Carrizo Oil & Gas Inc.*	806,265
166,400	Foundation Coal Holdings Inc.	2,374,528
254,900	Key Energy Services Inc.*	1,210,775
114,700	Parallel Petroleum Corp.*	361,305
166,600	Patterson UTI Energy Inc.	2,080,834
237,100	Pioneer Drilling Co.*	1,740,314
120,400	Precision Drilling Trust	968,016
183,798	Quicksilver Resources Inc.*	1,145,061
122,400	T-3 Energy Services Inc.*	1,609,560

	Total Oil, Gas & Consumable Fuels	12,296,658

	TOTAL ENERGY	26,733,388

FINANCIALS - 3.5%

Capital Markets - 0.5%
84,300	Riskmetrics Group Inc.*	1,259,442

Commercial Banks - 2.0%
121,700	Signature Bank*	3,626,660
96,600	Texas Capital Bancshares Inc.*	1,550,430

	Total Commercial Banks	5,177,090

Insurance - 1.0%
118,900	Tower Group Inc.	2,712,109

	TOTAL FINANCIALS	9,148,641

HEALTH CARE - 31.9%

Biotechnology - 11.6%
162,900	Acorda Therapeutics Inc.*	2,951,748
160,280	Alexion Pharmaceuticals Inc.*	5,395,025
220,000	Celera Corp.*	2,142,800
53,689	Cephalon Inc.*	3,945,068
95,700	Cubist Pharmaceuticals Inc.*	2,350,392
349,400	Human Genome Sciences Inc.*	604,462
137,600	InterMune Inc.*	1,583,776
149,550	OSI Pharmaceuticals Inc.*	5,563,260
50,200	United Therapeutics Corp.*	2,752,466
131,900	Vertex Pharmaceuticals Inc.*	3,243,421

	Total Biotechnology	30,532,418

Health Care Equipment & Supplies - 8.8%
255,400	American Medical Systems Holdings Inc.*	2,247,520
369,100	ev3 Inc.*	1,845,500
45,400	Greatbatch Inc.*	1,147,258
207,388	Immucor Inc.*	5,033,307
131,300	Masimo Corp.*	3,583,177
23,000	NuVasive Inc.*	792,350
91,400	Palomar Medical Technologies Inc.*	827,170
173,100	PerkinElmer Inc.	3,126,186
418,100	Spectranetics Corp.(a)*	1,179,042
88,100	Varian Inc.*	3,224,460

	Total Health Care Equipment & Supplies	23,005,970

Health Care Providers & Services - 3.4%
95,000	Brookdale Senior Living Inc.	386,650
166,800	CardioNet Inc.*	3,315,984
57,700	Genoptix Inc.*	1,830,821
83,900	Gentiva Health Services Inc.*	2,116,797
137,100	Sun Healthcare Group Inc.*	1,373,742

	Total Health Care Providers & Services	9,023,994

Life Sciences Tools & Services - 2.4%
60,700	Dionex Corp.*	3,113,303
138,800	Illumina Inc.*	3,054,988

	Total Life Sciences Tools & Services	6,168,291

Shares	Security	Value

Pharmaceuticals - 4.5%
524,900	Adolor Corp.*	992,061
191,700	Array Biopharma Inc.*	724,626
370,600	Medicines Co.*	4,777,034
81,200	Medicis Pharmaceutical Corp., Class A Shares	993,076
176,000	Questcor Pharmaceuticals Inc.*	1,504,800
250,800	Santarus Inc.*	561,792
67,700	XenoPort Inc.*	2,128,488

	Total Pharmaceuticals	11,681,877

Technology - 1.2%
232,100	Phase Forward Inc.*	3,219,227

	TOTAL HEALTH CARE	83,631,777

INDUSTRIALS - 17.7%

Aerospace & Defense - 1.5%
25,200	Axsys Technologies Inc.*	1,759,212
60,700	TransDigm Group Inc.*	2,154,850

	Total Aerospace & Defense	3,914,062

Commercial Services & Supplies - 3.0%
239,900	Geo Group Inc.*	4,630,070
187,400	Hill International Inc.*	1,030,700
78,100	Kendle International Inc.*	1,598,707
184,700	MDC Partners Inc., Class A Shares(a)*	543,018

	Total Commercial Services & Supplies	7,802,495

Construction & Engineering - 1.5%
201,500	Perini Corp.*	3,858,725

Electrical Equipment - 1.6%
64,400	Energy Conversion Devices Inc.*	1,801,912
88,200	Powell Industries Inc.*	2,104,452
307,800	Power-One Inc.*	384,750

	Total Electrical Equipment	4,291,114

Machinery - 6.5%
164,094	Actuant Corp., Class A Shares	2,943,846
475,400	Colfax Corp.*	4,544,824
146,125	RBC Bearings Inc.*	3,319,960
191,900	Titan Machinery Inc.*	2,243,311
104,200	Wabtec Corp.	4,021,078

	Total Machinery	17,073,019

Marine - 0.3%
197,300	Safe Bulkers Inc.	818,795

Professional Services - 0.9%
44,600	Huron Consulting Group Inc.*	2,323,660

Road & Rail - 1.0%
96,100	J.B. Hunt Transport Services Inc.	2,576,441

Trading Companies & Distributors - 0.8%
55,600	Watsco Inc.	2,187,304

Transportation Infrastructure - 0.6%
125,600	Aegean Marine Petroleum Network Inc.	1,524,784

	TOTAL INDUSTRIALS	46,370,399

INFORMATION TECHNOLOGY - 24.5%

Communication Equipment - 2.7%
207,000	Harmonic Inc.*	1,066,050
88,800	NICE Systems Ltd., ADR*	1,980,240
139,700	Polycom Inc.*	2,630,551
157,100	Riverbed Technology Inc.*	1,475,169

	Total Communication Equipment	7,152,010

Shares	Security	Value

Internet Software & Services - 3.0%
80,900	comScore Inc.*	753,988
15,300	Equinix Inc.*	694,773
223,000	Omniture Inc.*	2,216,620
692,300	Skillsoft PLC, ADR*	4,153,800

	Total Internet Software & Services	7,819,181

IT Services - 1.2%
213,900	Cybersource Corp.*	1,984,992
129,700	MPS Group Inc.*	858,614
62,500	Sapient Corp.*	246,250

	Total IT Services	3,089,856

Semiconductors & Semiconductor Equipment - 5.8%
131,600	ATMI Inc.*	1,568,672
58,700	Cavium Networks Inc.*	636,895
156,500	IXYS Corp.	1,139,320
114,100	Microsemi Corp.*	2,223,809
98,200	Monolithic Power Systems Inc.*	939,774
54,600	Netlogic Microsystems Inc.*	1,017,744
55,740	ON Semiconductor Corp.*	162,761
696,700	PMC-Sierra Inc.*	2,793,767
86,600	Power Integrations Inc.	1,584,780
79,200	Tessera Technologies Inc.*	1,455,696
36,850	Varian Semiconductor Equipment Associates Inc.*	678,040
156,800	Veeco Instruments Inc.*	929,824

	Total Semiconductors & Semiconductor Equipment	15,131,082

Software - 11.8%
58,000	Ansys Inc.*	1,673,880
86,600	Blackboard Inc.*	2,132,958
384,400	Commvault Systems Inc.*	3,940,100
127,700	Concur Technologies Inc.*	3,505,365
122,900	Double-Take Software Inc.*	969,681
348,385	Informatica Corp.*	4,835,584
77,000	MICROS Systems Inc.*	1,282,050
143,351	Net 1 UEPS Technologies Inc.*	1,462,180
593,800	Nuance Communications Inc.*	5,451,084
302,200	Quest Software Inc.*	4,034,370
78,900	Ultimate Software Group Inc.*	1,207,959
100,168	Verint Systems Inc.*	601,008

	Total Software	31,096,219

	TOTAL INFORMATION TECHNOLOGY	64,288,348

TELECOMMUNICATION SERVICES - 0.4%

Diversified Telecommunication Services - 0.4%
84,000	Atheros Communications Inc.*	1,226,400

	TOTAL COMMON STOCKS (Cost — $367,182,919)	259,479,731

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $367,182,919)	259,479,731

Face
Amount
SHORT-TERM INVESTMENTS - 2.3%
TIME DEPOSITS - 2.3%
$612,390	Bank of America — Toronto, 0.400% due 12/1/08	612,390
5,399,593	JPMorgan Chase & Co. — London, 0.400% due 12/1/08	5,399,593

	TOTAL TIME DEPOSITS (Cost — $6,011,983)	6,011,983

	TOTAL SHORT-TERM INVESTMENTS (Cost — $6,011,983)	6,011,983

	TOTAL INVESTMENTS - 101.2% (Cost — $373,194,902#)	265,491,714
	Liabilities in Excess of Other Assets — (1.2%)	(3,116,188)

	TOTAL NET ASSETS - 100.0%	$262,375,526

*	Non-income producing securities.

(a)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:
ADR	—	American Depositary Receipt

Summary of Investments by Security Type*

Consumer Discretionary	9.2%
Consumer Staples	1.4
Energy	10.0
Financials	3.4
Health Care	31.5
Industrials	17.5
Information Technology	24.2
Telecommunication Services	0.5
Short-Term Investments	2.3

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 13.0%

Auto Components - 0.9%
1,241,707	Hayes Lemmerz Internationl Inc.*	$869,195
291,182	Modine Manufacturing Co.	1,400,585

	Total Auto Components	2,269,780

Automobiles - 0.2%
27,600	Thor Industries Inc.	431,664

Diversified Consumer Services - 2.1%
38,800	Brink’s Home Security Holdings Inc.*	776,000
164,100	Service Corporation International	955,062
189,652	Universal Technical Institute Inc.*	3,647,008

	Total Diversified Consumer Services	5,378,070

Hotels, Restaurants & Leisure - 1.0%
41,000	CEC Entertainment Inc.*	705,610
39,900	International Speedway Corp., Class A	1,035,405
41,600	Jack in the Box Inc.*	728,000

	Total Hotels, Restaurants & Leisure	2,469,015

Household Durables - 1.2%
56,500	American Greetings Corp., Class A Shares	650,880
58,000	Ethan Allen Interiors Inc.	800,980
9,600	Lancaster Colony Corp.	289,440
42,000	MDC Holdings Inc.	1,302,000

	Total Household Durables	3,043,300

Leisure Equipment & Products - 1.1%
255,577	Arctic Cat Inc.	1,546,241
116,800	Callaway Golf Co.	1,176,176

	Total Leisure Equipment & Products	2,722,417

Media - 0.1%
22,000	Meredith Corp.	355,080

Multiline Retail - 2.3%
37,100	Dollar Tree Inc.*	1,571,556
363,879	Fred’s Inc.	4,184,608

	Total Multiline Retail	5,756,164

Specialized Consumer Services - 0.0%
10,000	Sothebys	99,400

Specialty Retail - 2.7%
30,400	Advance Auto Parts Inc.	922,944
26,700	Genesco Inc.*	359,382
310,386	MarineMax Inc.*	862,873
50,800	Men’s Wearhouse Inc.	540,512
45,800	PETsMART Inc.	803,790
49,500	Ross Stores Inc.	1,311,750
57,575	Stage Stores Inc.	332,783
91,950	The Cato Corp., Class A Shares	1,283,622
54,400	Zale Corp.*	322,592

	Total Specialty Retail	6,740,248

Textiles, Apparel & Luxury Goods - 1.4%
127,475	Brown Shoe Co. Inc.	718,959
43,100	Phillips-Van Heusen Corp.	751,664

Shares	Security	Value

22,500	Warnaco Group Inc.*	402,750
83,000	Wolverine World Wide Inc.	1,599,410

	Total Textiles, Apparel & Luxury Goods	3,472,783

	TOTAL CONSUMER DISCRETIONARY	32,737,921

CONSUMER STAPLES - 5.8%

Beverages - 1.0%
1,251,400	Cott Corp.*	1,076,204
78,200	PepsiAmericas Inc.	1,310,632

	Total Beverages	2,386,836

Food & Drug Retailing - 1.1%
41,100	Casey’s General Stores Inc.	1,218,615
31,000	Ruddick Corp.	848,160
23,800	Weis Markets Inc.	752,556

	Total Food & Drug Retailing	2,819,331

Food Products - 2.8%
40,000	Corn Products International Inc.	1,096,000
352,400	Del Monte Foods Co.	2,086,208
29,800	The J.M. Smucker Co.	1,352,026
97,648	Tootsie Roll Industries Inc.	2,533,966

	Total Food Products	7,068,200

Household Products - 0.5%
43,600	WD-40 Co.	1,246,960

Tobacco - 0.4%
33,700	Universal Corp., Richmond VA	1,077,389

	TOTAL CONSUMER STAPLES	14,598,716

ENERGY - 5.2%

Energy Equipment & Services - 1.7%
134,900	Grey Wolf Inc.*	739,252
56,224	Hercules Offshore Inc.*	327,224
59,400	Holly Corp.	1,080,486
21,100	Lufkin Industries Inc.	1,040,441
29,600	Tidewater Inc.	1,168,608

	Total Energy Equipment & Services	4,356,011

Oil, Gas & Consumable Fuels - 3.5%
19,300	Arch Coal Inc.	296,834
95,100	Berry Petroleum Co., Class A Shares	1,113,621
35,600	Cimarex Energy Co.	1,009,972
46,000	Newfield Exploration Co.*	1,038,680
30,800	Penn Virginia Corp.	924,924
49,400	St. Mary Land & Exploration Co.	993,434
52,500	Tsakos Energy Navigation Ltd.	1,056,825
39,900	Walter Industries Inc.	727,776
39,400	Whiting Petroleum Corp.*	1,509,020

	Total Oil, Gas & Consumable Fuels	8,671,086

	TOTAL ENERGY	13,027,097

FINANCIALS - 20.9%

Commercial Banks - 7.5%
19,100	BancorpSouth Inc.	424,784
67,000	Bank of Hawaii Corp.	2,988,870
95,500	Boston Private Financial Holdings Inc.	659,905
130,400	Colonial BancGroup Inc.	327,304
27,900	Community Bank System Inc.	643,374
22,600	Cullen/Frost Bankers Inc.	1,225,146
44,500	CVB Financial Corp.	499,735
93,000	East-West Bancorp	1,376,400
57,500	First Midwest Bancorp Inc.	1,058,575
119,200	Fulton Financial Corp.	1,325,504
27,945	Hancock Holding Co.	1,204,709
34,100	Independent Bank Corp., (Massachusetts)	807,829

Shares	Security	Value

61,300	NBT Bancorp Inc.	1,625,676
80,077	Oriental Financial Group Inc.	502,884
81,399	Provident Bankshares Corp.	766,779
19,000	S&T Bancorp Inc.	645,810
158,900	Sterling Bancshares Inc.	1,064,630
59,350	Sterling Financial Corp. of Spokane	315,742
71,000	Susquehanna Bancshares Inc.	1,084,880
20,826	WesBanco Inc.	537,936

	Total Commercial Banks	19,086,472

Consumer Finance - 0.1%
102,800	Advance America Cash Advance Centers Inc.	175,788

Insurance - 7.6%
182,000	American Equity Investment Life Holding Co.	1,132,040
61,500	American Financial Group Inc.	1,260,135
58,550	Delphi Financial Group, Class A Shares	708,455
45,100	Harleysville Group Inc.	1,699,368
67,800	Infinity Property & Casualty Corp.	3,111,342
35,300	IPC Holdings Ltd.	988,400
71,400	Platinum Underwriters Holdings Ltd.	2,194,122
25,100	RLI Corp.	1,463,832
90,300	Selective Insurance Group	2,073,288
21,300	StanCorp Financial Group Inc.	709,503
87,700	W.R. Berkley Corp.	2,493,311
42,300	Zenith National Insurance Corp.	1,395,477

	Total Insurance	19,229,273

Real Estate Investment Trusts (REITs) - 5.2%
85,664	Brandywine Realty Trust	421,467
83,100	CBL & Associates Properties Inc.	338,217
692,813	Education Realty Trust Inc.	3,096,874
75,700	Equity One Inc.	1,252,835
50,600	First Industrial Realty Trust Inc.	437,690
58,700	Healthcare Realty Trust	1,125,866
56,100	Highwoods Properties Inc.	1,339,668
213,600	HRPT Properties Trust	589,536
45,000	Nationwide Health Properties Inc.	1,018,350
41,300	Sovran Self Storage Inc.	1,121,708
52,900	UDR Inc.	800,377
63,000	Washington Real Estate Investment Trust	1,667,610

	Total Real Estate Investment Trusts (REITs)	13,210,198

Thrifts & Mortgage Finance - 0.5%
68,750	Washington Federal Inc.	1,161,187

	TOTAL FINANCIALS	52,862,918

HEALTH CARE - 5.7%

Health Care Equipment & Supplies - 4.7%
28,900	Cooper Cos. Inc. (The)	387,260
24,400	Hill-Rom Holdings Inc.	501,176
122,195	ICU Medical Inc.*	3,696,399
74,500	Invacare Corp.	1,101,110
240,489	Merit Medical Systems Inc.*	3,489,495
49,200	STERIS Corp.	1,360,380
38,000	West Pharmaceutical Services Inc.	1,349,000

	Total Health Care Equipment & Supplies	11,884,820

Health Care Providers & Services - 1.0%
32,000	Owens & Minor Inc.	1,328,960
28,700	Universal Health Services Inc., Class B Shares	1,066,205

	Total Health Care Providers & Services	2,395,165

	TOTAL HEALTH CARE	14,279,985

Shares	Security	Value

INDUSTRIALS - 24.0%

Aerospace & Defense - 0.4%
29,400	Curtiss-Wright Corp.	981,960

Airlines - 0.4%
76,200	SkyWest Inc.	1,158,240

Building Products - 1.9%
57,500	Crane Co.	852,150
38,100	Insteel Industries Inc.	371,856
43,900	Lennox International Inc.	1,213,396
163,500	NCI Building Systems Inc.*	2,488,470

	Total Building Products	4,925,872

Commercial Services & Supplies - 5.4%
587,180	ACCO Brands Corp.*	540,206
38,800	Brink’s Co.	844,676
267,916	Calgon Carbon Corp.*	3,421,287
23,800	Casella Waste Systems Inc., Class A Shares*	119,238
106,200	Ennis Inc.	1,080,054
476,235	Great Lakes Dredge & Dock Corp.	1,276,310
315,014	Schawk Inc.	4,306,241
137,300	Steelcase Inc., Class A Shares	885,585
34,700	United Stationers Inc.*	1,103,807

	Total Commercial Services & Supplies	13,577,404

Construction & Engineering - 1.4%
76,100	Chicago Bridge & Iron Co. NV	773,937
37,800	Granite Construction Inc.	1,621,242
76,100	KBR Inc.	1,047,897

	Total Construction & Engineering	3,443,076

Electrical Equipment - 2.4%
39,300	Acuity Brands Inc.	1,059,528
56,400	Belden CDT Inc.	982,488
242,546	EnerSys*	2,068,917
59,200	Regal-Beloit Corp.	1,991,488

	Total Electrical Equipment	6,102,421

Industrial Conglomerates - 0.6%
22,000	Otter Tail Corp.	413,380
23,800	Teleflex Inc.	1,127,644

	Total Industrial Conglomerates	1,541,024

Machinery - 6.2%
63,800	Actuant Corp., Class A Shares	1,144,572
60,500	Albany International Corp., Class A Shares	930,490
82,100	Barnes Group Inc.	1,099,319
264,194	Briggs & Stratton Corp.	3,719,852
45,100	Bucyrus International Inc.	880,803
10,900	Colfax Corp.*	104,204
36,800	Gardner Denver Inc.*	910,800
76,600	Harsco Corp.	1,926,490
59,800	Kennametal Inc.	1,118,260
26,000	Lincoln Electric Holdings Inc.	1,187,940
57,000	Mueller Industries Inc.	1,328,100
32,156	Mueller Water Products Inc., Class B Shares	190,685
42,600	Timken Co.	618,126
13,200	Wabtec Corp.	509,388

	Total Machinery	15,669,029

Marine - 0.8%
48,100	Alexander & Baldwin Inc.	1,243,385
28,100	Kirby Corp.*	714,583

	Total Marine	1,957,968

Professional Services - 0.1%
15,267	Kelly Services Inc., Class A Shares	177,861

Shares	Security	Value

Road & Rail - 2.9%
41,100	Arkansas Best Corp.	1,091,205
147,684	FreightCar America Inc.	3,210,650
33,700	Saia Inc.*	300,267
160,600	Werner Enterprises Inc.	2,791,228

	Total Road & Rail	7,393,350

Trading Companies & Distributors - 1.1%
61,700	Applied Industrial Technologies Inc.	1,176,002
41,900	World Fuel Services Corp.	1,520,970

	Total Trading Companies & Distributors	2,696,972

Transportation Infrastructure - 0.4%
78,400	General Maritime Corp.	1,016,064

	TOTAL INDUSTRIALS	60,641,241

INFORMATION TECHNOLOGY - 7.4%

Communication Equipment - 0.1%
96,400	Brocade Communications Systems Inc.*	310,408

Computers & Peripherals - 0.3%
28,400	Diebold Inc.	795,200

Electronic Equipment & Instruments - 2.0%
160,500	AVX Corp.	1,402,770
50,400	Checkpoint Systems Inc.*	582,624
133,200	Jabil Circuit Inc.	876,456
65,900	Tech Data Corp.*	1,149,296
108,600	Technitrol Inc.	380,100
142,600	Vishay Intertechnology Inc.*	621,736

	Total Electronic Equipment & Instruments	5,012,982

IT Services - 0.5%
1,197,537	Lionbridge Technologies Inc.*	1,161,611

Semiconductors & Semiconductor Equipment - 2.9%
205,600	Cirrus Logic Inc.*	867,632
291,555	Cohu Inc.	3,265,416
443,087	Zoran Corp.*	3,332,014

	Total Semiconductors & Semiconductor Equipment	7,465,062

Software - 1.6%
109,500	Compuware Corp.*	695,325
80,700	Parametric Technology Corp.*	932,892
41,400	QAD Inc.	168,498
38,200	Sybase Inc.*	941,248
83,200	Synopsys Inc.*	1,333,696

	Total Software	4,071,659

	TOTAL INFORMATION TECHNOLOGY	18,816,922

MATERIALS - 9.5%

Chemicals - 5.2%
51,500	Albemarle Corp.	1,046,995
30,500	Cytec Industries Inc.	671,915
37,200	FMC Corp.	1,625,640
60,100	Innophos Holdings Inc.	990,448
37,700	Lubrizol Corp.	1,324,024
79,900	Methanex Corp.	849,337
27,000	Olin Corp.	442,260
85,300	RPM International Inc.	1,022,747
50,300	Sensient Technologies Corp.	1,209,212
329,460	Solutia Inc.*	2,240,328
58,100	Terra Industries Inc.	854,651
50,600	Valspar Corp.	992,772

	Total Chemicals	13,270,329

Shares	Security	Value

Containers & Packaging - 1.4%
77,600	Crown Holdings Inc.*	1,245,480
591,000	Intertape Polymer Group Inc.*	957,420
29,200	Silgan Holdings Inc.	1,321,008

	Total Containers & Packaging	3,523,908

Metals & Mining - 2.9%
33,600	Carpenter Technology Corp.	559,776
54,000	Cliffs Natural Resources Inc.	1,282,500
126,800	Commercial Metals Co.	1,519,064
281,600	IAMGOLD Corp.	1,323,520
17,600	Kaiser Aluminum Corp.	371,536
35,300	Royal Gold Inc.	1,412,000
90,900	Titanium Metals Corp.	768,105

	Total Metals & Mining	7,236,501

	TOTAL MATERIALS	24,030,738

TELECOMMUNICATION SERVICES - 1.3%

Diversified Telecommunication Services - 1.3%
311,850	MasTec Inc.*	1,998,958
83,300	Premiere Global Services Inc.*	508,130
70,800	Syniverse Holdings Inc.*	691,716

	Total Diversified Telecommunication Services	3,198,804

	TOTAL TELECOMMUNICATION SERVICES	3,198,804

UTILITIES - 6.9%

Electric Utilities - 1.6%
53,900	Cleco Corp.	1,270,423
73,800	El Paso Electric Co.*	1,329,876
67,000	Westar Energy Inc.	1,355,410

	Total Electric Utilities	3,955,709

Gas Utilities - 4.0%
45,200	AGL Resources Inc.	1,360,972
51,400	Atmos Energy Corp.	1,281,402
37,900	Energen Corp.	1,167,320
37,200	National Fuel Gas Co.	1,210,116
101,800	Southwest Gas Corp.	2,636,620
55,800	UGI Corp.	1,303,488
36,100	WGL Holdings Inc.	1,303,210

	Total Gas Utilities	10,263,128

Multi-Utilities - 1.3%
21,500	Black Hills Corp.	554,915
51,800	OGE Energy Corp.	1,372,182
46,100	Vectren Corp.	1,298,176

	Total Multi-Utilities	3,225,273

	TOTAL UTILITIES	17,444,110

	TOTAL COMMON STOCKS (Cost — $353,738,850)	251,638,452

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $353,738,850)	251,638,452

Face
Amount
SHORT-TERM INVESTMENTS - 1.7%
COMMERCIAL PAPER - 0.4%
$1,145,000	Wells Fargo & Co., 0.250% due 12/1/08 (Cost — $1,144,976)(a)	1,144,976

TIME DEPOSITS - 1.3%
3,248,248	Bank of America — Toronto, 0.400% due 12/1/08	3,248,248
174	BBH — Grand Cayman, 0.400% due 12/1/08	174

	TOTAL TIME DEPOSITS (Cost — $3,248,422)	3,248,422

	TOTAL SHORT-TERM INVESTMENTS (Cost — $4,393,398)	4,393,398

	TOTAL INVESTMENTS - 101.4% (Cost — $358,132,248#)	256,031,850

Face
Amount
	Liabilities in Excess of Other Assets — (1.4%)	(3,501,993)

	TOTAL NET ASSETS - 100.0%	$252,529,857

*	Non-income producing securities.

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Security Type*

Consumer Discretionary	12.8%
Consumer Staples	5.7
Energy	5.1
Financials	20.6
Health Care	5.6
Industrials	23.7
Information Technology	7.3
Materials	9.4
Telecommunication Services	1.3
Utilities	6.8
Short-Term Investments	1.7

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
International Equity Investments

Shares	Security	Value

COMMON STOCKS - 93.4%

Australia - 1.4%
236,776	Aditya Birla Minerals Ltd.*	$21,694
209,617	Babcock & Brown Infrastructure Group	10,289
48,898	Centennial Coal Co., Ltd.	83,523
196,555	CSL Ltd. Australia	4,463,648
18,874	Downer EDI Ltd.	51,632
6,663	DUET Group	8,263
91,320	Emeco Holdings Ltd.	30,779
6,577	Energy Developments Ltd.	9,986
7,760	Felix Resources Ltd.	27,932
9,559	Flight Centre Ltd.	54,426
10,216	Healthscope Ltd.	28,014
44,480	ING Industrial Fund	12,663
15,915	MacArthur Coal Ltd.	38,642
60,555	Macquarie CountryWide Trust	11,493
251,867	Macquarie DDR Trust	13,187
80,800	Macquarie Group Ltd.	1,570,523
11,788	Macquarie Media Group Ltd.	6,172
5,901	Metcash Ltd.	15,332
125,304	Mount Gibson Iron Ltd.*	24,602
323,703	Orica Ltd.	3,283,635
8,091	Reverse Corp., Ltd.	5,189
27,940	Sally Malay Mining Ltd.	18,102
8,206	Sigma Pharmaceuticals Ltd.	6,874
34,419	Spotless Group Ltd.	54,962
38,752	STW Communications Group Ltd.	15,344
183,731	SunCorp.-Metway Ltd.	943,905
19,205	Sunland Group Ltd.	12,569
37,239	Tishman Speyer Office Fund	5,605
283,355	Valad Property Group	10,199

	Total Australia	10,839,184

Austria - 0.0%
5,554	Conwert Immobilien Invest SE*	28,555

Belgium - 0.1%
3,739	Arseus NV*	29,665
2,116	Econocom Group	14,774
5,179	Euronav NV	61,406
2,388	Gimv NV	88,215
3,350	Nyrstar*	9,675
1,951	Recticel SA	10,328
30	Sipef SA	8,569
3,630	Tessenderlo Chemie NV	105,986

	Total Belgium	328,618

Bermuda - 0.7%
24,458	Hiscox Ltd.	116,334
448,000	Jardine Strategic Holdings Ltd.	4,291,840
1,151	Lancashire Holdings Ltd.*	6,799
105,670	Signet Jewelers Ltd.	792,028

	Total Bermuda	5,207,001

Brazil - 2.2%
69,390	Brasil Telecom Participacoes SA, ADR	2,871,358
88,600	Empresa Brasileira de Aeronautica SA	1,375,958
217,700	Gafisa SA	826,476
241,938	Petroleo Brasileiro SA, ADR	5,066,182
322,680	Redecard SA	3,714,222
51,018	Unibanco — Uniao de Bancos Brasileiros SA, GDR	3,294,936

	Total Brazil	17,149,132

Shares	Security	Value

Canada - 4.1%
146,572	Cameco Corp.	2,625,931
84,460	Canadian National Railway Co.	3,078,911
63,360	Canadian Natural Resources Ltd.	2,664,876
33,400	Canadian Oil Sands Trust	695,636
92,203	Niko Resources Ltd.	4,474,607
19,856	Potash Corp. of Saskatchewan	1,223,924
332,368	Rogers Communications Inc.	9,650,998
174,718	Suncor Energy Inc.	4,041,683
266,000	Talisman Energy Inc.	2,670,004

	Total Canada	31,126,570

China - 2.2%
1,727,500	China COSCO Holdings Co., Ltd.	942,881
1,280,300	China Life Insurance Co., Ltd.	3,294,088
1,077,763	China Merchants Bank Co., Ltd., Class H Shares	1,729,983
3,930,600	China Petroleum & Chemical Corp., Class H Shares	2,611,947
81,963	Ctrip.com International Ltd., ADR	1,907,279
1,397,800	Dongfang Electric Corp. Ltd.	3,113,036
6,708,000	Industrials & Commercial Bank of China	3,289,084
330,000	Win Hanverky Holdings Ltd.	18,097

	Total China	16,906,395

Cyprus - 0.0%
24,832	Deep Sea Supply PLC	28,705

Denmark - 2.8%
2,935	Amagerbanken AS	11,508
1,338	Carlsberg AS, Class B	40,202
1,956	D/S Norden AS	51,602
391,478	Danske Bank AS	4,554,863
224,600	H. Lundbeck AS	4,211,800
126,440	Novo Nordisk A/S, Class B	6,466,527
4,385	Sjaelso Gruppen	18,689
129,082	Vestas Wind Systems AS*	5,765,438

	Total Denmark	21,120,629

Finland - 1.3%
10,571	Cramo Oyj	66,560
115,237	Fortum Oyj	2,301,104
1,509	Lemminkainen Oyj	26,627
98,900	Nokia Corp., ADR	1,401,413
401,514	Nokia Oyj	5,652,595
15,059	Oriola-KD OYJ	26,572
59,695	Outokumpu Oyj	596,387
10,502	Tietoenator Oyj	108,920

	Total Finland	10,180,178

France - 9.1%
7,211	Acanthe Developpement SA	10,893
59,662	Accor SA	2,288,800
1,851	Affine SA	34,964
19,520	Air Liquide	1,656,521
37,041	Alstom SA	1,965,507
3,453	Arkema*	66,365
508,969	AXA	9,659,355
146,617	BNP Paribas	8,063,777
2,498	Boiron SA	57,555
35,234	Casino Guichard Perrachon SA	2,139,331
59,759	Cie de Saint-Gobain	2,384,313
90,903	Cie Generale de Geophysique-Veritas*	1,485,157
2,171	Compagnie Plastic-Omnium SA	22,048
1,452	Devoteam SA	19,723
158	Esso SA Francaise	16,850
1,887	Etablissements Maurel et Prom	21,511
117,094	France Telecom SA	3,005,601
100,829	GDF Suez	4,026,157

Shares	Security	Value

142,783	Groupe Danone	8,206,360
375	Guerbet	47,376
118	Iliad SA	8,809
68,433	JC Decaux SA	959,939
26,380	Lafarge SA	1,446,853
47,623	L’Oreal SA	3,848,566
60,650	LVMH Moet Hennessy Louis Vuitton SA	3,432,310
1,597	Maisons France Confort	24,328
233	Pierre & Vacances	9,841
2,722	Rallye SA	48,445
50,360	Sanofi-Aventis	2,777,737
41,348	Societe BIC SA	2,096,944
205	Societe de la Tour Eiffel	10,631
584	Spir Communication	13,441
154,168	Total SA	8,033,837
127,276	Valeo	1,591,470

	Total France	69,481,315

Germany - 5.5%
30,199	Allianz AG	2,499,898
8,754	Arques Industries AG *	26,337
101,876	BASF AG	3,246,095
79,397	Bayer AG	4,100,158
55,385	Bayerishe Motoren Werke AG	1,383,320
164	Bijou Brigitte AG	14,931
162,200	Commerzbank AG	1,485,603
1,724	Demag Cranes AG	36,155
847	Deutsche Beteiligungs AG	12,397
176,603	Deutsche Lufthansa AG	2,316,990
927	Draegerwerk AG & Co. KGaA	26,819
353	Dyckerhoff AG	16,751
256,539	E.ON AG	8,965,514
4,110	Gildemeister AG	30,992
3,286	Hamborner AG	22,567
136,641	Hannover Rueckversicherung AG	3,127,464
2,117	Indus Holding AG	29,293
2,396	Jungheinrich AG	26,888
1,198	Kloeckner & Co. SE	14,691
3,171	Lanxess AG	52,451
47,017	Linde AG	3,427,751
2,598	Loewe AG	30,342
2,234	MTU Aero Engines Holding AG	45,262
2,214	Norddeutsche Affinerie AG	76,054
39,490	RWE AG	3,312,629
75,170	SAP AG	2,561,195
34,776	Siemens AG	2,077,971
4,518	Sixt AG	53,913
726	Stada Arzneimittel AG	19,594
3,097	Telegate AG	27,009
129,446	ThyssenKrupp AG	2,622,631
4,983	Tognum AG*	54,401
7,044	Vivacon AG	23,249
450	Wincor Nixdorf AG	16,543

	Total Germany	41,783,858

Greece - 0.9%
86,611	Alapis Holding Industrial and Commercial SA	122,043
172,346	EFG Eurobank Ergasias SA	1,426,476
3,807	Heracles General Cement Co. SA	28,513
12,384	Michaniki SA	20,752
107,060	National Bank of Greece SA	2,011,428
212,668	Public Power Corp.	3,093,872
4,493	Sidenor Steel Products Manufacturing Co. SA	16,141

	Total Greece	6,719,225

Hong Kong - 4.6%
68,000	Chen Hsong Holdings	11,757
147,000	Cheung Kong Holdings, Ltd.	1,384,645

Shares	Security	Value

376,500	China Mobile Ltd.	3,454,084
1,459,200	China Resources Enterprise	2,255,641
142,000	China Ting Group Holdings Ltd.	7,879
3,471,600	China Unicom Ltd.	4,282,387
116,000	Citic 1616 Holdings Ltd.	11,675
1,891,000	CNOOC Ltd.	1,525,000
9,918,700	Denway Motors Ltd.	2,559,665
146,000	Dickson Concepts International Ltd.	24,490
947,200	Esprit Holdings Ltd.	4,461,006
42,000	First Pacific Co.	16,475
198,500	Hong Kong Exchanges and Clearing Ltd.	1,562,387
523,000	Hutchison Whampoa Ltd.	2,625,123
265,000	Meadville Holdings Ltd.	30,090
240,000	Modern Beauty Salon Holdings Ltd.	18,890
84,000	Norstar Founders Group Ltd.	11,272
84,000	Pacific Century Premium Developments Ltd.*	20,377
136,000	Pico Far East Holdings Ltd.	6,668
2,851,600	Shangri-La Asia Ltd.	3,679,484
196,000	Singamas Container Holdings Ltd.	14,163
149,000	Sun Hung Kai Properties Ltd.	1,179,503
894,900	Swire Pacific Ltd.	6,004,490
90,000	Tai Fook Securities Group Ltd.	11,148
24,000	Texwinca Holdings Ltd.	11,179

	Total Hong Kong	35,169,478

India - 0.5%
112,037	ICICI Bank Ltd., ADR	1,595,407
83,080	Infosys Technologies Ltd., ADR	2,089,462

	Total India	3,684,869

Indonesia - 0.1%
1,626,000	PT Telekomunikasi Indonesia Tbk	791,027

Ireland - 0.5%
186,098	CRH PLC	4,063,364
18,225	Greencore Group PLC	21,748
4,093	Origin Enterprises PLC*	8,054
13,780	Total Produce PLC	3,586
16,300	United Drug PLC	50,902

	Total Ireland	4,147,654

Israel - 2.8%
906,125	Makhteshim-Agan Industries Ltd.	2,787,014
438,155	Teva Pharmaceutical Industries Ltd., ADR	18,906,388

	Total Israel	21,693,402

Italy - 2.2%
9,425	ACEA SpA	121,081
4,743	Benetton Group SpA	34,922
172,389	Eni SpA	3,880,019
10,456	Indesit Co. SpA	56,876
1,332,911	Intesa Sanpaolo SpA	3,993,271
649,366	Mediaset SpA	3,495,192
9,449	Pirelli & C. Real Estate SpA	43,242
23,647	Recordati SpA	122,776
3,124	SAES Getters SpA	24,826
12,862	Sogefi SpA	20,246
2,182,443	UniCredito Italiano SpA	4,956,429

	Total Italy	16,748,880

Japan - 13.3%
4,100	Ahresty Corp.	13,529
8,200	Aichi Corp.	27,144
3,000	Aichi Steel Corp.	9,334
3,300	Aisan Industry Co., Ltd.	17,492
528	Apamanshop Holdings Co., Ltd.	13,330
2,800	Arcs Co., Ltd.	42,502
6,000	Asahi Diamond Industrial Co., Ltd.	36,769
73,700	Astellas Pharma Inc.	3,003,279

Shares	Security	Value

14,900	Atrium Co., Ltd.	38,553
3,800	BML Inc.	77,744
1,400	C. Uyemura & Co., Ltd.	39,378
115,600	Canon Inc.	3,421,014
4,500	Cawachi Ltd.	70,427
13,000	Central Glass Co., Ltd.	43,851
435	Central Japan Railway Co.	3,681,961
7,100	Century Leasing System Inc.	63,146
1,400	Chiyoda Integre Co., Ltd.	18,611
2,600	Circle K Sunkus Co., Ltd.	49,080
7,700	CKD Corp.	23,715
120	CMIC Co., Ltd.	28,573
42,000	Cosmos Initia Co., Ltd.	29,918
9,500	Daifuku Co., Ltd.	52,745
24,000	Daiichi Chuo Kisen Kaisha	52,797
8,100	Daiichikosho Co., Ltd.	82,731
75,300	Daikin Industries Ltd.	1,968,086
51,000	Daikyo Inc.	34,727
78,300	Daito Trust Construction Co., Ltd.	3,330,170
380,000	Daiwa Securities Group Inc.	1,946,574
2,000	Doshisha Co. Ltd.	25,267
1,700	Exedy Corp.	22,617
49,900	Fanuc Ltd.	3,078,892
47	Fields Corp.	57,654
2,400	Foster Electric Co., Ltd.	18,253
11,700	Fuji Machine Manufacturing Co., Ltd.	84,079
2,200	Futaba Industrial Co., Ltd.	11,731
19	Future Architect Inc.	6,688
61	Geo Corp.	41,152
3,000	Godo Steel Ltd.	8,014
14,000	Hanwa Co., Ltd.	39,744
12	Harmonic Drive Systems Inc.	27,656
5,300	Heiwa Corp.	49,802
6,400	Hitachi Capital Corp.	56,652
146,100	Hitachi Construction Machinery Co., Ltd.	1,636,087
1,800	Hitachi Information Systems Ltd.	35,864
1,700	Hitachi Systems & Services Ltd.	22,225
1,000	Hokuto Corp.	25,718
172,400	Honda Motor Co., Ltd.	3,765,493
4,300	H-One Co., Ltd	15,586
3,990	Honeys Co., Ltd.	42,216
2,300	Hosiden Corp.	28,190
7,000	Hosokawa Micron Corp.	28,378
16,000	Hyakujushi Bank Ltd. (The)	80,285
97,200	Ibiden Co., Ltd.	1,523,268
3,200	IBJ Leasing Co., Ltd	52,160
2,200	Ines Corp.	9,864
4,500	Information Services International-Dentsu Ltd.	27,954
14,000	Itoham Foods Inc.	52,210
3,000	Iyo Bank Ltd. (The)	32,998
90,100	JFE Holdings Inc.	2,185,015
26,000	Juroku Bank Ltd. (The)	103,499
7,000	Kaken Pharmaceutical Co., Ltd.	69,223
469	KDDI Corp.	3,046,093
12,300	Keihin Corp.	97,539
209	Kenedix Inc.	44,007
47,000	Kiyo Holdings Inc.	70,406
6,000	Koito Manufacturing Co., Ltd.	39,283
175,800	Komatsu Ltd.	2,106,801
337,000	Kuraray Co., Ltd.	2,732,432
2,800	Kuroda Electric Co., Ltd.	20,855
3,000	Kyoei Steel Ltd.	44,720
7,200	Lasertec Corp.	36,581
33,000	Makino Milling Machine Co., Ltd.	80,201
665,000	Marubeni Corp.	2,326,734
6,000	Marudai Food Co., Ltd.	16,028
4,000	Matsumotokiyoshi Holdings Co., Ltd.	78,860

Shares	Security	Value

3,800	Meiko Electronics Co.	38,215
3,100	Micronics Japan Co., Ltd.	25,038
1,400	Milbon Co., Ltd.	37,178
4,100	Miraca Holdings Inc.	83,022
1,400	Miraial Co., Ltd.	15,986
449,300	Mitsubishi Corp.	5,577,420
794,000	Mitsubishi Gas Chemical Co., Inc.	3,027,614
13,000	Mitsubishi Steel Manufacturing Co., Ltd.	32,275
5,500	Mitsui High-Tec Inc.	29,903
10,000	Mitsui Mining Co., Ltd.	16,656
736	Mizuho Financial Group Inc.	1,912,089
7,300	Mori Seiki Co., Ltd.	56,513
3,100	Musashi Seimitsu Industry Co., Ltd.	31,533
200	Nakanishi Inc.	12,780
1,300	NEC Fielding Ltd.	13,564
14,000	Nichias Corp.	34,025
41,127	Nintendo Co., Ltd.	12,761,175
6,000	Nippon Denko Co., Ltd.	26,084
3,000	Nippon Seiki Co., Ltd.	19,516
2,000	Nippon Signal Co., Ltd.	12,131
1,478	Nippon Telegraph & Telephone Corp.	6,425,414
7,000	Nippon Thompson Co., Ltd.	25,885
2,400	Nitta Corp.	33,815
103,200	Nitto Denko Corp.	1,722,162
2,600	Obara Corp.	18,957
5,800	Ohara Inc.	48,728
1,000	Okuwa Co., Ltd.	14,404
23,000	Orient Corp.*	24,094
3,000	Osaki Electric Co., Ltd.	16,970
16,000	Pacific Metals Co., Ltd.	69,893
3,200	Pal Co., Ltd.	27,186
39,000	Panasonic Corp.	467,379
5	Premier Investment Corp.	8,999
9,000	Press Kogyo Co., Ltd.	12,728
249,000	Ricoh Co., Ltd.	2,592,772
3,400	Ricoh Leasing Co., Ltd.	47,940
11,000	Riken Corp.	25,581
3,200	Riso Kagaku Corp.	34,595
10,200	Sankei Building Co., Ltd. (The)	35,902
9,000	Sanken Electric Co., Ltd.	30,924
12,000	Sanyo Denki Co., Ltd.	28,787
14,000	Sanyo Special Steel Co., Ltd.	36,371
7,000	SEC Carbon Ltd.	22,732
559,000	Sekisui Chemical Co., Ltd.	3,097,748
1,200	SFCG Co., Ltd.	15,336
72,400	Shin-Etsu Chemical Co., Ltd.	2,760,696
99,800	Square Enix Co., Ltd.	2,843,662
980	Sumco Corp.	9,496
240,300	Sumitomo Electric Industries Ltd.	1,812,445
555	Sumitomo Mitsui Financial Group Inc.	2,005,814
4,400	Tachi-S Co., Ltd.	21,018
51	Telepark Corp.	52,838
3,300	Tocalo Co., Ltd.	26,515
1,000	Tokai Rubber Industries Inc.	8,014
2,250	Token Corp.	50,676
14,000	Tokyo Tekko Co., Ltd.	29,478
4	Top REIT Inc.	11,603
5,500	Toppan Forms Co., Ltd.	66,489
259	Tosei Corp.	42,814
3,000	Toshiba Machine Co., Ltd.	9,554
17,000	Toshiba TEC Corp.	45,946
13,000	Toyo Engineering Corp.	31,458
251,400	Toyota Motor Corp.	7,900,691
7,000	Tsugami Corp.	13,933
1,400	Tsuruha Holdings Inc.	41,724
256,300	Ushio Inc.	3,041,985
4,800	Valor Co., Ltd.	42,740

Shares	Security	Value

5,000	Yamazen Corp.	15,294
2,900	Yoshimoto Kogyo Co., Ltd.	34,754
11,000	Zeon Corp.	32,380

	Total Japan	101,822,190

Liechtenstein - 0.0%
693	Liechtenstein Landesbank	30,884

Luxembourg - 0.4%
125,531	ArcelorMittal	2,980,741
27,232	Regus PLC	24,234

	Total Luxembourg	3,004,975

Mexico - 1.0%
113,296	America Movil SAB de CV	3,398,880
294,890	Cemex SAB de CV, ADR*	2,049,485
813,800	Wal-Mart de Mexico SA de CV	2,217,521

	Total Mexico	7,665,886

Netherlands - 3.2%
346,053	Aegon NV	1,625,399
53,334	Akzo Nobel NV	1,809,073
3,898	Brunel International	42,654
375	CSM NV	4,727
683	Gamma Holding NV	9,147
119,148	Heineken NV	3,274,615
183,278	ING Groep NV	1,535,571
10,996	Kardan NV	35,735
4,639	Koninklijke BAM Groep NV	32,684
3,123	Nutreco Holding NV	100,896
3,410	OPG Groep NV	39,262
390,208	Reed Elsevier NV	4,586,937
189,622	SBM Offshore NV	2,939,138
1,051	Smit Internationale NV	58,171
4,357	SNS Reaal	26,659
2,663	Telegraaf Media Groep NV	32,487
191,409	TNT NV	4,009,239
190,622	Unilever NV, CVA	4,435,587
3,170	Unit 4 Agresso NV	32,596
4,449	USG People NV	48,797

	Total Netherlands	24,679,374

New Zealand - 0.0%
70,019	Air New Zealand Ltd.	34,249
20,709	Goodman Property Trust	11,723
10,252	Tower Ltd.	8,733
10,504	Vector Ltd.	11,431

	Total New Zealand	66,136

Norway - 0.9%
6,400	Camillo Eitzen & Co. ASA	19,820
17,500	EDB Business Partner ASA	25,974
4,042	Fred Olsen Energy ASA	113,207
188,600	Norsk Hydro ASA	676,936
48,000	Norwegian Property ASA	53,432
3,545	SpareBank 1 SMN	15,633
181,235	StatoilHydro ASA	3,054,639
510,415	Telenor ASA	2,764,414
3,400	Veidekke ASA	9,850
700	Wilh Wilhelmsen ASA	9,091

	Total Norway	6,742,996

Portugal - 0.0%
18,121	BANIF SA	26,454

Russia - 0.2%
80,700	OAO Gazprom, ADR	1,373,514

Singapore - 0.6%
181,000	Cambridge Industrial Trust*	24,601

Shares	Security	Value

1,757,000	Cosco Corp., Singapore Ltd.	827,098
68,000	Fortune Real Estate Investment Trust*	15,267
99,000	Ho Bee Investment Ltd.	21,989
137,000	Jaya Holdings Ltd.	25,888
1,573,000	Keppel Land Ltd.	1,428,815
11,000	MCL Land Ltd.	5,105
9,000	MobileOne Ltd.	7,519
1,194,000	SembCorp. Industries Ltd.	1,741,621
87,000	Singapore Airlines Ltd.	599,901
21,000	Singapore Petroleum Co., Ltd.	29,378
32,000	United Industrial Corp., Ltd.	21,429

	Total Singapore	4,748,611

Spain - 3.1%
55,685	Banco Bilbao Vizcaya Argentaria SA	575,411
506,136	Banco Santander Central Hispano SA	4,131,367
218	Cementos Portland Valderrivas SA	6,589
4,162	Corp Financiera Alba	132,350
171,620	Gamesa Corp. Tecnologica SA	2,858,363
131,128	Repsol YPF SA	2,530,199
675,532	Telefonica SA	13,617,959
5,493	Tubos Reunidos SA	16,317

	Total Spain	23,868,555

Sweden - 1.2%
799	AF AB	10,742
160,305	Assa Abloy AB	1,543,689
4,000	BE Group AB	8,713
7,648	Eniro AB	13,082
3,374	Haldex AB	11,709
138,829	Hennes & Mauritz AB	5,091,257
125	Hoganas AB	1,200
6,102	JM AB	23,279
6,381	KappAhl Holding AB*	22,066
12,664	NCC AB	60,625
5,821	Nobia AB	10,495
6,663	Nolato AB	27,633
281,000	Nordea Bank AB	2,009,144
27,306	Peab AB	60,487
54,230	West Siberian Resources Ltd., GDR*	16,618

	Total Sweden	8,910,739

Switzerland - 9.7%
108,714	ABB Ltd.*	1,400,341
34,528	Actelion Ltd.*	1,550,115
247	AFG Arbonia-Forster Holding	29,422
16,700	Alcon Inc.	1,332,493
1,143	Baloise Holding AG	63,380
32,395	Compagnie Financiere Richemont SA	560,985
267,820	Credit Suisse Group	7,845,610
466	Energiedienst Holding AG*	19,906
27,723	Ferrexpo PLC	13,931
254	Forbo Holding AG*	48,826
255	Galenica AG	71,642
304	Georg Fischer AG*	57,838
3,200	Givaudan SA	2,088,557
67,152	Julius Baer Holding AG	2,193,349
106,500	Logitech International SA*	1,382,322
52,535	Lonza Group, Registered Shares	4,313,541
447,649	Nestle SA	16,158,463
126,550	Novartis AG	5,873,716
120,926	Roche Holding AG	16,887,719
169,441	Swiss Reinsurance	6,890,109
9,947	Syngenta AG	1,782,991
860	Valartis Group AG	11,233
363	Walter Meier AG	19,383
18,597	Zurich Financial Services AG	3,613,070

	Total Switzerland	74,208,942

Shares	Security	Value

Taiwan - 1.3%
676,288	Novatek Microelectronics	578,892
1,327,544	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	9,491,940

	Total Taiwan	10,070,832

Turkey - 0.3%
400,990	Turkcell Iletisim Hizmet AS	2,256,908

United Kingdom - 16.8%
442,819	Admiral Group PLC	6,685,683
11,120	Aero Inventory PLC	39,115
120,700	Amdocs Ltd.*	2,267,953
20,392	Amlin PLC	114,594
77,589	Anglo American PLC	1,826,207
1,119,900	Arm Holdings PLC	1,645,290
148,751	Ashtead Group PLC	85,018
440,160	Aviva PLC	2,703,126
8,040	Beazley Group PLC	13,755
508,138	BG Group PLC	7,172,886
183,664	BHP Billiton PLC	3,350,660
985,103	BP PLC	7,961,788
11,139	Brit Insurance Holdings PLC	34,738
961,484	BT Group PLC	1,994,542
43,679	Bunzl PLC	423,894
52,595	Burberry Group PLC	165,837
67,231	Cairn Energy PLC*	1,743,334
57,037	Capital & Regional PLC	66,730
151,693	Carnival PLC	3,195,659
141,917	Cattles PLC	109,420
12,879	Charter International PLC	60,567
9,686	Clarkson PLC	56,475
8,187	Close Bros. Group PLC	59,982
35,269	Colt Telecom Group SA*	32,063
11,233	Computacenter PLC	11,849
3,544	Consort Medical PLC	22,838
28,219	Cookson Group PLC	47,844
20,232	Corin Group PLC	13,814
20,049	Dairy Crest Group PLC	61,140
14,540	Davis Service Group PLC	51,702
49,976	Debenhams PLC	18,595
34,531	Delta PLC	39,472
10,636	Devro PLC	12,280
2,509	Drax Group PLC	23,522
17,677	Dtz Holdings PLC	9,493
14,838	E2V Technologies PLC	34,890
33,193	Fenner PLC	36,669
3,954	Game Group PLC	9,510
208,209	GlaxoSmithKline PLC	3,578,013
12,191	Halfords Group PLC	44,893
5,496	Hogg Robinson Group PLC	970
12,343	Holidaybreak PLC	35,036
200,173	HSBC Holdings PLC	2,196,018
29,675	JKX Oil & Gas PLC	68,070

Shares	Security	Value

128,620	Johnston Press PLC	14,939
3,971	Kesa Electricals PLC	4,844
14,824	Lavendon Group PLC	31,616
766,300	Marks & Spencer Group PLC	2,654,306
10,335	Melrose Resources PLC	32,666
6,216	Menzies (John) PLC	10,634
655,800	Michael Page International PLC	2,160,872
3,782	Morgan Sindall PLC	28,724
55,227	Morse PLC	6,482
261,196	National Express Group PLC	2,262,324
8,412	Northgate PLC	18,973
9,669	Northumbrian Water Group PLC	38,795
57,785	Pendragon PLC	4,096
434,900	Persimmon PLC	1,439,676
29,899	Premier Foods PLC	9,978
665,400	Prudential PLC	3,443,176
7,018	Raymarine PLC	1,831
246,603	Reckitt Benckiser Group PLC	10,446,942
1,226,977	Rexam PLC	6,551,490
117,983	Rio Tinto PLC	2,910,917
743,441	Rolls-Royce Group PLC*	3,556,128
42,524,825	Rolls-Royce Group PLC, Class C Shares*	65,248
1,298,561	Royal Bank of Scotland Group PLC	1,101,823
136,300	Sabmiller PLC	2,200,068
1,051,342	Sage Group PLC	2,679,403
21,108	Severfield-Rowen PLC	53,439
10,605	Sibir Energy PLC*	17,167
466,100	Smith & Nephew PLC	3,454,225
15,734	Spectris PLC	102,722
9,428	SSL International PLC	69,111
12,748	St. Ives PLC	13,692
191,900	Standard Chartered PLC	2,483,616
2,039,950	Tesco PLC	9,242,881
392,221	Travis Perkins PLC	1,626,376
78,473	Trinity Mirror PLC	51,473
61,769	TT Electronics PLC	23,220
8,009	Venture Production PLC	49,677
7,026,469	Vodafone Group PLC	13,713,511
196,040	Vodafone Group PLC, ADR	3,838,463
13,941	WH Smith PLC	76,203
717,007	WPP PLC	3,968,754
27,923	Yell Group PLC	25,492

	Total United Kingdom	128,611,907

United States - 0.4%
137,558	Las Vegas Sands Corp.*	711,175
39,701	Schlumberger Ltd.	2,014,429

	Total United States	2,725,604

	TOTAL COMMON STOCKS
	(Cost — $1,143,381,612)	713,949,182

RIGHTS - 0.0%

United Kingdom - 0.0%
63,263	Sandard Chartered PLC (Cost — $0)*	397,977
WARRANTS - 0.8%

Ireland - 0.3%
142,071	Bharti Airtel Ltd., expires 8/1/10(a)*	1,921,723

Luxembourg - 0.4%
738,268	Shriram Transport Finance Co., Ltd., expires 1/18/13*	3,255,762

Netherlands - 0.1%
904,490	JP Morgan Structured Products BV, expires 7/15/13*	945,192

	TOTAL WARRANTS
	(Cost — $12,113,361)	6,122,677

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $1,155,494,973)	720,469,836

Face
Amount
SHORT-TERM INVESTMENTS - 6.0%

TIME DEPOSITS - 6.0%
$13,980,881		Bank of America — Toronto, 0.400% due 12/1/08	13,980,881
		BBH — Grand Cayman:
61	SGD	0.005% due 12/1/08	40
852,671	JPY	0.010% due 12/1/08	9,150
1,335	HKD	0.030% due 12/1/08	172
42	GBP	1.667% due 12/1/08	62
532	EUR	2.056% due 12/1/08	671
240	SEK	2.741% due 12/1/08	29
		JPMorgan Chase & Co. — London:
31,387,839		0.400% due 12/1/08	31,387,839
456,883	GBP	1.667% due 12/1/08	680,025

		TOTAL TIME DEPOSITS
		(Cost — $46,058,869)	46,058,869

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $46,058,869)	46,058,869

		TOTAL INVESTMENTS — 100.2%
		(Cost — $1,201,553,842#)	766,528,705
		Liabilities in Excess of Other Assets — (0.2%)	(1,815,614)

		TOTAL NET ASSETS — 100.0%	$764,713,091

*	Non-income producing securities.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.
          Abbreviation used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt

Summary of Investments by Sector* (unaudited)

Financials	18.0%
Industrials	11.6
Consumer Discretionary	10.1
Health Care	10.1
Telecommunication Services	10.0
Energy	9.1
Consumer Staples	8.2
Materials	8.1
Information Technology	5.9
Utilities	2.9
Short-Term Investments	6.0

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)

Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS - 89.6%

Argentina - 0.1%
26,043	Banco Patagonia SA*	$163,654
38,046	Grupo Clarin SA Class B, GDR(a)*	77,249

	Total Argentina	240,903

Bermuda - 0.4%
38,496	Credicorp Ltd.	1,682,275
17,877	Dufry South America Ltd.*	98,781

	Total Bermuda	1,781,056

Brazil - 13.1%
53,056	Acucar Guarani SA*	47,136
124,382	Agrenco Ltd.*	10,781
300,731	All America Latina Logistica SA	1,498,800
59,060	Anglo Ferrous Brazil SA*	748,920
27,718	Anhanguera Educacional Participacoes SA	163,369
237,641	Banco Bradesco SA, ADR	2,528,500
82,237	Banco Cruzeiro do Sul SA	156,459
63,004	Banco Daycoval SA	133,793
309,991	Banco do Brasil SA	1,921,113
29,340	Banco Industrial e Comercial SA	25,431
371,084	Banco Itau Holding Financeira SA	4,284,244
97,183	Banco Sofisa SA	160,045
398,984	BM&F BOVESPA SA	890,493
39,356	Brasil Telecom Participacoes SA, ADR	1,628,551
55,700	Brasil Telecom SA	357,260
38,800	Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	1,280,012
57,800	Cia de Bebidas das Americas, ADR	2,512,566
32,600	Cia de Transmissao de Energia Eletrica Paulista	676,738
111,100	Cia Paranaense de Energia	1,315,424
503,202	Cia Vale do Rio Doce	6,003,663
452,077	Cia Vale do Rio Doce, ADR	5,397,799
74,300	Companhia Energetica de Minas Gerais, ADR	1,176,169
61,300	Cyrela Brazil Realty SA	208,278
109,632	Ez Tec Empreendimentos e Participacoes SA*	95,024
116,966	General Shopping Brasil SA*	217,970
354,505	Inpar SA*	238,134
135,168	Lojas Renner SA	777,928
11,675	LPS Brasil Consultoria de Imoveis SA	31,623
2,900	MPX Energia SA*	194,804
41,400	Natura Cosmeticos SA	369,603
136,387	PDG Realty SA Empreendimentos e Participacoes	538,467
19,200	Perdigao SA, ADR	614,976
141,412	Petroleo Brasileiro SA, ADR	2,961,167
579,490	Petroleo Brasileiro SA, Sponsored ADR	10,303,332
93,750	Sadia SA	134,077
45,515	Tecnisa SA	57,203
12,255	Tele Norte Leste Participacoes SA	196,509
65,700	Tele Norte Leste Participacoes SA, ADR	964,476
84,843	Tractebel Energia SA	710,748
542,007	Unibanco — Uniao de Bancos Brasileiros SA	3,462,343
164,772	Vivo Participacoes SA, ADR*	2,044,821
52,500	Weg SA	261,653

	Total Brazil	57,300,402

Chile - 1.5%
22,600	Banco Santander Chile, ADR	752,580
934,691	Centros Comerciales Sudamericanos SA	1,409,466

Shares	Security	Value

2,500	Cia Cervecerias Unidas SA, ADR	69,638
639,214	Empresa Nacional de Electricidad SA	747,121
38,591	Empresa Nacional de Telecomunicaciones SA	397,303
981	Empresas CMPC SA	15,892
65,400	Enersis SA, ADR	854,124
66,200	Lan Airlines SA, ADR	562,700
430,007	SACI Falabella	1,035,207
29,400	Sociedad Quimica y Minera de Chile SA, ADR	661,206

	Total Chile	6,505,237

China - 10.7%
556,374	Anhui Conch Cement, Class H Shares*	2,297,286
12,460	Baidu.com Inc., ADR*	1,693,065
520,000	China Coal Energy Co., Class H Shares	312,671
3,044,500	China Communications Construction Co., Ltd., Class H Shares	3,307,702
468,000	China Communications Services Corp., Ltd.*	282,612
8,192,000	China Construction Bank Corp., Class H Shares	4,323,262
2,584,500	China COSCO Holdings Co., Ltd.	1,410,637
3,741,000	China Life Insurance Co., Ltd.	9,625,231
297,500	China Merchants Bank Co., Ltd., Class H Shares	477,536
2,646,000	China National Building Material Co., Ltd.	1,905,120
532,000	China National Materials Co., Ltd.*	216,232
1,442,000	China Petroleum & Chemical Corp., Class H Shares	958,232
452,987	China Railway Construction Corp.*	612,555
1,086,570	China Shenhua Energy Co., Ltd., Class H Shares	2,032,937
446,000	China Shipping Development Co., Ltd., Class H Shares	368,310
988,000	China Telecom Corp., Ltd.	376,077
243	Country Garden Holdings Co., Ltd.*	45
178,400	Guangzhou R&F Properties Co., Ltd., Class H Shares	110,033
406,000	Harbin Power Equipment Co., Ltd., Class H Shares	246,219
3,409,000	Hidili Industry International Development Ltd.*	620,218
8,948,000	Industrials & Commercial Bank of China	4,387,406
2,585,000	Jiangsu Expressway Co. Ltd.	1,881,213
150,000	Jiangxi Copper Co., Ltd., Class H Shares	84,968
9,500	New Oriental Education & Technology Group Inc., ADR*	490,295
2,029,500	PetroChina Co., Ltd., Class H Shares	1,673,356
244,500	Ping An Insurance Group Co. of China Ltd.	922,790
2,022,000	Soho China Ltd.*	652,258
170,200	Tencent Holdings Ltd.	933,355
332,000	Want Want China Holdings Ltd.	134,942
210,000	Xinao Gas Holdings Ltd.	236,555
348,000	Yanzhou Coal Mining Co., Ltd.	193,084
26,400	Yingli Green Energy Holding Co., Ltd., ADR*	108,768
3,183,000	Zhejiang Expressway Co. Ltd.	1,507,305
2,997,000	Zhuzhou CSR Times Electric Co., Ltd.	2,436,271
612,500	Zijin Mining Group Co., Ltd., Class H Shares	221,290

	Total China	47,039,836

Colombia - 0.5%
63,984	BanColombia SA, ADR	1,301,435
1,099,107	Ecopetrol SA	953,579

	Total Colombia	2,255,014

Cyprus - 0.0%
36,630	Urals Energy PCL*	1,827

Czech Republic - 0.6%
47,147	CEZ AS	1,842,507
1,760	Komercni Banka AS	264,271
29,599	Telefonica O2 Czech Republic AS	646,661

	Total Czech Republic	2,753,439

Egypt - 0.8%
55,284	Commercial International Bank	285,917
176,429	Egyptian Financial Group-Hermes Holding	542,687
58,092	El Sewedy Cables Holding Co.*	645,000
30,149	Maridive & Oil Services	60,600

Shares	Security	Value

45,379	Orascom Hotels & Development*	183,814
214,496	Orascom Telecom Holding SAE	894,444
10,200	Orascom Telecom Holding SAE, GDR(a)	223,890
277,828	Telecom Egypt	748,578

	Total Egypt	3,584,930

Hong Kong - 8.6%
5,119,342	Agile Property Holdings Ltd.	1,968,470
135,500	Beijing Enterprises Holdings Ltd.	479,058
220,000	China Everbright Ltd.	222,555
1,742,500	China Mobile Ltd.	15,986,032
85,884	China Mobile Ltd., ADR	3,936,064
3,785,484	China Overseas Land & Investment Ltd.	4,904,033
274,000	China Resources Power Holdings Co.	548,000
7,820,805	CNOOC Ltd.	6,307,101
820,000	GOME Electrical Appliances Holdings Ltd.(b)	118,503
334,000	Henderson Land Development Co., Ltd.	1,133,445
65,000	Hengan International Group Co., Ltd.	194,161
399,500	Parkson Retail Group Ltd.	368,571
2,243,000	Shimao Property Holdings Ltd.	1,345,800
468,000	Sinofert Holdings Ltd.	208,336

	Total Hong Kong	37,720,129

Hungary - 0.5%
180,229	Magyar Telekom Telecommunications PLC	526,494
15,062	MOL Hungarian Oil and Gas Nyrt	776,468
30,978	OTP Bank Nyrt*	449,430
2,816	Richter Gedeon Nyrt	374,674

	Total Hungary	2,127,066

India - 4.2%
33,508	HDFC Bank Ltd., ADR	1,916,658
182,397	ICICI Bank Ltd., ADR	2,597,333
76,727	Infosys Technologies Ltd., ADR	1,929,684
95,052	Larsen & Toubro Ltd., ADR(a)	1,380,184
221,100	Larsen & Toubro Ltd., GDR	3,285,546
56,664	Reliance Communications Ltd., GDR(a)	221,182
40,852	Reliance Industries Ltd., GDR, London Shares(a)	1,879,192
62,998	Reliance Industries Ltd., GDR, Luxembourg Shares(a)	2,897,908
90,066	Satyam Computer Services Ltd., ADR	1,146,540
27,505	State Bank of India Ltd., GDR(a)	1,196,468

	Total India	18,450,695

Indonesia - 1.0%
337,000	International Nickel Indonesia Tbk PT	55,209
1,045,000	Perusahaan Gas Negara PT	159,900
2,950,000	PT Aneka Tambang Tbk	250,229
616,175	PT Astra International Tbk	522,660
1,784,000	PT Bank Central Asia Tbk	400,566
1,910,000	PT Bank Mandiri Persero Tbk	236,665
1,269,000	PT Bank Rakyat Indonesia	358,803
1,918,000	PT Berlian Laju Tanker Tbk	71,776
1,405,000	PT Berlian Laju Tanker Tbk, Singapore Shares	46,577
12,891,877	PT Bumi Resources Tbk	1,082,810
2,086,496	PT Telekomunikasi Indonesia Tbk	1,015,052
672,500	PT United Tractors Tbk	222,303

	Total Indonesia	4,422,550

Ireland - 0.1%
155,648	Dragon Oil PLC*	354,048

Israel - 2.8%
82,240	Bank Hapoalim BM*	159,923
149,261	Bank Leumi Le-Israel BM	320,983
36,000	Check Point Software Technologies*	741,960
12,828	Elbit Systems Ltd.	460,425
181,701	Israel Chemicals Ltd.	1,057,690
190,804	Israel Discount Bank, Class A Shares	161,994

Shares	Security	Value

35,160	Partner Communications Co., Ltd.	547,420
207,726	Teva Pharmaceutical Industries Ltd., ADR	8,963,377

	Total Israel	12,413,772

Luxembourg - 0.2%
46,989	Tenaris SA, ADR	988,179

Malaysia - 0.0%
9	SP Setia Bhd	7

Mexico - 5.4%
288,353	America Movil SAB de CV	8,650,590
8,300	Coca-Cola Femsa SAB de CV, Series L Shares, ADR	288,840
902,743	Corporacion GEO SA de CV*	813,446
4,600	Desarrolladora Homex SA de CV, ADR*	74,152
48,956	Financiera Independencia SAB de CV	29,238
147,945	Fomento Economico Mexicano SAB de CV, ADR	4,069,967
12,825	Grupo Elektra SA de CV	478,723
1,711,938	Grupo Financiero Banorte SA de CV, Series O Shares	2,773,352
2,108,487	Grupo Mexico SAB de CV, Series B Shares	1,322,232
205,800	Grupo Modelo SAB de CV	542,501
405,346	Grupo Televisa SA	1,232,833
57,600	Grupo Televisa SA, ADR	855,936
395,000	Mexichem SAB de CV	389,545
34,500	Telefonos de Mexico SA de CV, Series L Shares, ADR	598,920
258,600	Telefonos de Mexico SAB de CV, Series L Shares	232,634
389,597	Wal-Mart de Mexico SA de CV	1,061,612
12,144	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	334,843

	Total Mexico	23,749,364

Nigeria - 0.1%
48,256	Guaranty Trust Bank, GDR(a)	313,818

Pakistan - 0.3%
198,875	Bank Alfalah Ltd.(b)	46,362
61,987	Engro Chemical Pakistan Ltd.(b)	83,698
171,755	MCB Bank Ltd.(b)	305,907
268,100	Oil & Gas Development Co., Ltd.(b)	195,861
74,550	Pakistan Petroleum Ltd.(b)	106,020
153,000	Pakistan State Oil Co., Ltd.(b)	319,573
1,196,800	Pakistan Telecommunication Co., Ltd.(b)*	281,234

	Total Pakistan	1,338,655

Peru - 0.3%
70,660	Cia de Minas Buenaventura SA, ADR	1,271,880

Philippines - 0.3%
27,983	Philippine Long Distance Telephone Co.	1,337,696

Russia - 9.6%
8,348	Comstar United Telesystems, GDR(a)	18,783
21,303,298	Federal Hydrogenerating Co.(b)*	553,886
33,923	Gazpromneft OAO	322,269
27,438	LSR Group OJSC, GDR(a)*	27,438
2,658	LUKOIL(b)	84,524
30,286	LUKOIL Sponsor, ADR	963,095
185,803	LUKOIL, ADR, London Shares	5,945,696
23,701	Mechel, ADR	148,605
146,825	MMC Norilsk Nickel, ADR	1,042,458
122,640	Mobile Telesystems OJSC, ADR	3,635,050
20,650	Novolipetsk Steel OJSC(a)	204,435
574,190	OAO Gazprom, ADR	9,772,714
462,784	OAO Gazprom, ADR, London Shares	8,006,163
21,826	OAO NovaTek, ADR	392,868
2,900	OAO NovaTek, GDR(a)	62,350
26,250	Pharmstandard, GDR(a)*	249,375
103,382	Rosneft Oil Co.(a)(b)	398,021
12,000	Rosneft Oil Co., GDR	47,640

Shares	Security	Value

4,500	Rostelecom, ADR	190,350
4,871,890	Sberbank RF(b)	4,019,309
37,532	Sistema JSFC, GDR(a)	210,179
4,195	SOLLERS(b)	23,073
15,659	Tatneft, GDR(a)	532,406
197,519	Uralkali, GDR(a)	1,439,914
365,041	Vimpel-Communications, ADR	3,467,890
67,200,000	VTB Bank OJSC(b)	73,920
3,979	Wimm-Bill-Dann Foods OJSC(b)(c)*	59,685
1,365	Wimm-Bill-Dann Foods OJSC, ADR*	32,528

	Total Russia	41,924,624

South Africa - 6.1%
74,837	ABSA Group Ltd.	766,291
1,248,454	African Bank Investments Ltd.	3,365,704
45,458	African Rainbow Minerals Ltd.	453,323
94,378	Aveng Ltd.	270,773
1	Discovery Holdings Ltd.	2
39,802	Exxaro Resources Ltd.	281,151
624,441	FirstRand Ltd.	1,019,324
76,545	Gold Fields Ltd.	633,839
43,354	Harmony Gold Mining Co., Ltd.*	368,863
139,388	Impala Platinum Holdings Ltd.	1,709,952
33,541	Kumba Iron Ore Ltd.	524,288
46,228	Mittal Steel South Africa Ltd.	393,315
402,935	MTN Group Ltd.	4,169,688
71,238	Murray & Roberts Holdings Ltd.	344,634
57,015	Naspers Ltd.	869,782
28,604	Nedbank Group Ltd.	264,591
63,894	Remgro Ltd.	464,606
102,342	Sasol Ltd.	2,909,087
20,327	Sasol Ltd., ADR	580,539
351,526	Shoprite Holdings Ltd.	1,572,624
547,179	Standard Bank Group Ltd.	4,686,881
221,980	Steinhoff International Holdings Ltd.*	233,884
20,973	Tiger Brands Ltd.	282,187
103,372	Truworths International Ltd.	324,292

	Total South Africa	26,489,620

South Korea - 12.2%
957	CJ CheilJedang Corp.*	110,097
34,095	Daelim Industrials Co.	765,919
3,821	DC Chemical Co., Ltd.	521,518
19,850	Dongbu Insurance Co., Ltd.	209,445
43,641	GS Engineering & Construction Corp.	1,467,573
142,970	Hana Financial Group Inc.	1,703,182
7,086	Hanjin Heavy Industries & Construction Co., Ltd.*	95,991
1,278	Hite Brewery Co., Ltd.*	157,031
11,730	Hyundai Department Store Co., Ltd.	439,975
15,425	Hyundai Development Co.	318,160
3,736	Hyundai Heavy Industries	391,657
7,051	Hyundai Mipo Dockyard Co., Ltd.	611,983
14,365	Hyundai Mobis	606,283
27,716	Hyundai Motor Co.	782,991
12,313	Hyundai Steel Co.	276,183
23,770	Industrials Bank of Korea	112,459
97,035	KB Financial Group Inc.*	1,994,865
1,517	Korea Line Corp.	59,172
44,122	KT&G Corp.	2,444,881
13,370	LG Chem Ltd.	632,549
14,889	LG Corp.	420,622
24,711	LG Electronics Inc.	1,320,499
3,736	LG Household & Health Care Ltd.	424,719
54,430	LG Telekom Ltd.	400,166
40,272	NHN Corp.*	3,358,285
29,526	POSCO	6,833,792

Shares	Security	Value

65,570	Pusan Bank	270,047
45,937	Samsung Electronics Co., Ltd.	15,197,673
6,613	Samsung Engineering Co., Ltd.	175,791
16,063	Samsung Fire & Marine Insurance Co., Ltd.	2,115,855
17,990	Samsung Heavy Industries Co., Ltd.	244,316
6,759	Samsung SDI Co. Ltd.*	273,305
228,700	Shinhan Financial Group Co., Ltd.	4,748,366
1,447	Shinsegae Co., Ltd.	434,888
5,225	SK Corp.	305,888
11,547	SK Energy Co., Ltd.*	534,511
10,311	SK Telecom Co., Ltd.	1,526,646
192,990	Woori Finance Holdings Co., Ltd.	935,391
1,053	Yuhan Corp.	153,040

	Total South Korea	53,375,714

Sri Lanka - 0.1%
4,878,280	Dialog Telekom Ltd.(c)	288,131

Taiwan - 5.9%
230,668	Acer Inc.	292,362
466,439	Advanced Semiconductor Engineering Inc.	161,807
128,232	Asia Cement Corp.	103,988
263,040	Asustek Computer Inc.	299,816
758,378	AU Optronics Corp.	468,078
683,103	Cathay Financial Holding Co., Ltd.	707,826
529	Cathay Financial Holding Co., Ltd., GDR	5,311
629,685	China Steel Corp.	417,962
3,251,000	Chinatrust Financial Holding Co., Ltd.	1,098,476
472,593	Chunghwa Telecom Co., Ltd.	745,191
387,930	Compal Electronics Inc.	200,402
60,000	Delta Electronics Inc.	116,234
2,475,000	Evergreen Marine Corp. Taiwan Ltd.	1,211,668
245,700	Far Eastern Department Stores Co., Ltd.	123,237
499,347	Far Eastern Textile Co., Ltd.	338,947
494,677	First Financial Holding Co., Ltd.	226,575
257,513	Formosa Chemicals & Fibre Corp.	360,418
114,000	Formosa Petrochemical Corp.	239,333
626,000	Formosa Plastics Corp.	914,699
247,000	Formosa Taffeta Co., Ltd.	135,388
4,672,000	Fubon Financial Holding Co., Ltd.	2,799,411
777,315	Fuhwa Financial Holding Co., Ltd.	296,498
63,244	High Tech Computer Corp.	624,937
3,582,644	HON HAI Precision Industry Co., Ltd.	6,929,637
99,593	HON HAI Precision Industry Co., Ltd., GDR	366,502
521,180	Hua Nan Financial Holdings Co., Ltd.	253,585
133,442	InnoLux Display Corp.	76,550
92,276	MediaTek Inc.	615,266
691	Pacific Electric Wire & Cable Co., Ltd.(b)*	0
146,613	Powertech Technology Inc.	209,164
57,000	President Chain Store Corp.	133,534
464,220	Siliconware Precision Industries Co.	383,422
63,156	Silitech Technology Corp.	90,101
415,150	Taiwan Cooperative Bank	188,903
104,000	Taiwan Fertilizer Co., Ltd.	150,557
310,098	Taiwan Mobile Co., Ltd.	461,026
1,512,948	Taiwan Semiconductor Manufacturing Co., Ltd.	1,853,980
258,509	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,848,339
163,337	Tripod Technology Corp.	155,512
85,000	U-Ming Marine Transport Corp.	93,182
31	United Microelectronics Corp.	8
76	Wafer Works Corp.	96
312,247	Wistron Corp.	206,320

	Total Taiwan	25,904,248

Thailand - 0.9%
148,050	Advanced Info Service Public Co., Ltd.	321,394

Shares	Security	Value

108,600	Bangkok Bank Public Co., Ltd.	202,075
299,000	Bangkok Bank Public Co., Ltd., NVDR	552,143
42,400	Banpu Public Co., Ltd.	223,535
287,400	Kasikornbank Public Co. Ltd., NVDR	344,361
2,273,300	Krung Thai Bank Public Co., Ltd.	211,500
542,700	Land and Houses PCL	47,431
1,005,065	Minor International PCL	182,765
236,109	PTT Chemical Public Co., Ltd.	198,033
151,100	PTT Exploration & Production PCL	389,784
192,000	PTT Public Co., Ltd.	811,954
223,500	Thai Oil Public Co., Ltd.	119,721
369,200	Total Access Communication PCL	313,820
1,258,400	True Corp. Public Co., Ltd.*	42,219

	Total Thailand	3,960,735

Turkey - 3.3%
248,054	Akbank TAS	678,347
367	Aktas Electric Ticaret AS(b)*	0
84,777	Anadolu Efes Biracilik Ve Malt Sanayii AS	663,163
56,941	Asya Katilim Bankasi AS	45,266
14,055	BIM Birlesik Magazalar AS	283,799
73,820	Enka Insaat ve Sanayi AS	203,751
156,418	Eregli Demir Ve Celik Fabrikalari TAS	370,055
29,317	Ford Otomotiv Sanayi AS	82,037
225,037	Haci Omer Sabanci Holding AS	443,662
190,641	KOC Holding AS	305,530
19,059	Petkim Petrokimya Holding AS*	58,665
46,422	Tupras — Turkiye Petrol Rafinerileri AS	442,845
126,046	Turk Sise ve Cam Fabrikalari AS*	86,574
123,668	Turk Telekomunikasyon AS*	267,407
738,077	Turkcell Iletisim Hizmet AS	4,154,147
65,105	Turkcell Iletisim Hizmet AS, ADR	897,147
2,532,076	Turkiye Garanti Bankasi AS*	3,671,542
103,490	Turkiye Halk Bankasi AS*	269,848
307,759	Turkiye Is Bankasi, Class C Shares	786,817
166,670	Turkiye Sinai Kalkinma Bankasi AS	89,038
401,034	Yapi ve Kredi Bankasi AS*	487,137

	Total Turkey	14,286,777

United Kingdom - 0.0%
7,979	Anglo American PLC	182,275
3,094	Highland Gold Mining Ltd.*	2,659

	Total United Kingdom	184,934

	TOTAL COMMON STOCKS (Cost — $600,734,962)	392,365,286

PREFERRED STOCKS - 1.3%

Brazil - 1.0%
53,848	Banco Pine SA, 0.840%	104,081
21,400	Bradespar SA, 2.400%	178,067
28,640	Eletropaulo Metropolitana de Sao Paulo SA, Class B Shares, 8.570%	327,055
12,600	Petroleo Brasileiro SA, 0.140%	109,539
50,800	Ultrapar Participacoes SA, 3.570%	1,122,798
230,079	Usinas Siderurgicas de Minas Gerais SA, Class A Shares, 1.340%	2,330,255

	Total Brazil	4,171,795

South Korea - 0.3%
6,570	Hyundai Motor Co., 8.490%	63,732
1,780	LG Electronics Inc., 3.250%	35,624
5,353	Samsung Electronics Co., Ltd., 2.860%	1,215,266

	Total South Korea	1,314,622

	TOTAL PREFERRED STOCKS (Cost — $11,615,125)	5,486,417

EXCHANGE TRADED SECURITIES - 1.2%

Hong Kong - 0.9%
3,742,500	iShares FTSE/Xinhua A50 China Tracker*	4,172,284

Shares	Security	Value

United States - 0.3%
39,624	iPath MSCI India Index ETN*	1,125,718

	TOTAL EXCHANGE TRADED SECURITIES (Cost — $7,690,555)	5,298,002

RIGHTS - 0.2%

Chile - 0.0%
66,316	Centros Comerciales Sudamericanos SA*	0

Egypt - 0.2%
41,940	Orascom Construction Industries	944,295

Russia - 0.0%
10,956	Evraz Group SA, GDR(a)	100,795

	TOTAL RIGHTS (Cost — $2,304,679)	1,045,090

WARRANTS - 0.0%

Malaysia - 0.0%
7,420	IJM Land Bhd, expires 9/11/13*	410

United Kingdom - 0.0%
66,700	UBS AG London, expires 2/22/10	56,037

	TOTAL WARRANTS (Cost — $566,079)	56,447

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $622,911,400)	404,251,242

Face
Amount
SHORT-TERM INVESTMENTS - 5.7%

TIME DEPOSITS - 5.7%
$435,851	HKD	Bank of America — London, 0.030% due 12/1/08	56,230
72,506	EUR	BBH — Grand Cayman, 2.056% due 12/1/08	91,442
		JPMorgan Chase & Co. — London:
24,143,359		0.400% due 12/1/08	24,143,359
4,671,031	ZAR	10.250% due 12/1/08	444,648

		TOTAL TIME DEPOSITS (Cost — $24,735,679)	24,735,679

		TOTAL SHORT-TERM INVESTMENTS (Cost — $24,735,679)	24,735,679

		TOTAL INVESTMENTS — 98.0% (Cost — $647,647,079#)	428,986,921
		Other Assets in Excess of Liabilities	8,775,755

		TOTAL NET ASSETS — 100.0%	$437,762,676

*	Non-income producing securities.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

Emerging Markets Equity Investments

Summary of Investments by Sector* (unaudited)

Financials	23.7%
Energy	15.7
Telecommunication Services	14.7
Materials	10.5
Information Technology	9.9
Industrials	6.5
Consumer Staples	4.4
Consumer Discretionary	3.1
Health Care	2.3
Utilities	2.0
Exchange Traded Funds	1.0
Financial	0.4
Short-Term Investments	5.8

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES - 79.4%

FHLMC - 13.9%
	Federal Home Loan Mortgage Corp. (FHLMC):
$163	9.000% due 8/1/09-10/1/09	$164
359	10.000% due 4/1/09-10/1/09	364
414	10.250% due 5/1/09-2/1/10	431
26,402	11.500% due 10/1/15	31,196
7,061	9.500% due 6/1/16-8/1/16	7,549
46,442	8.000% due 3/1/11-6/1/17	49,342
140,770	8.500% due 11/1/16-7/1/17	150,593
143,268	4.360% due 12/1/34(a)	143,584
129,420	4.101% due 1/1/35(a)	130,630
1,056,477	5.199% due 12/1/35(a)	1,066,341
1,062,144	4.994% due 3/1/36(a)(b)	1,075,967
1,807,457	5.999% due 10/1/36(a)	1,850,169
284,099	5.776% due 2/1/37(a)	289,228
550,662	5.887% due 5/1/37(a)	560,930
3,163,382	5.906% due 5/1/37(a)	3,205,918
736,533	5.932% due 5/1/37(a)	750,522
1,536,939	6.091% due 9/1/37(a)	1,562,752
1,028,009	5.110% due 5/1/38(a)	1,013,342
	Gold:
1,036	9.500% due 4/1/10	1,074
24,942	7.000% due 5/1/12-8/1/12	25,972
4,809	8.000% due 8/1/09-8/1/12	4,929
33,551	8.500% due 2/1/18	35,573
9,609,182	6.500% due 7/1/14-2/1/38(b)	9,821,462
3,052,984	4.500% due 6/1/21-9/1/38(b)	3,038,451
11,804,920	5.000% due 6/1/21-12/1/38(b)(c)	11,878,454
37,885,895	5.500% due 10/1/13-12/1/38(b)(c)	38,408,001
33,425,608	6.000% due 5/1/16-12/1/38(b)(c)	34,166,104

	Total FHLMC	109,269,042

FNMA - 46.0%
	Federal National Mortgage Association (FNMA):
5,135	8.500% due 4/1/17	5,502
13,453	8.000% due 8/1/17	14,433
5,503,486	4.000% due 7/1/18-8/1/19(b)	5,418,611
4,415	10.000% due 1/1/21	5,178
5,535	9.500% due 11/1/09-11/1/21	5,620
17,361	6.573% due 1/1/30(a)(b)	17,523
52,992	6.565% due 3/1/30(a)(b)	52,497
1,497,564	3.934% due 3/1/34(a)	1,492,298
486,217	4.003% due 4/1/34(a)	485,341
372,208	4.211% due 12/1/34(a)	375,147
47,338	4.231% due 12/1/34(a)	47,512
638,423	4.519% due 9/1/35(a)	636,523
550,507	4.419% due 10/1/35(a)	554,867
806,444	4.442% due 10/1/35(a)	812,868
174,638	4.415% due 11/1/35(a)	176,021
174,711	4.421% due 11/1/35(a)	176,095
1,312,488	4.426% due 11/1/35(b)	1,322,937
177,115	4.427% due 11/1/35(a)	178,526
175,953	4.429% due 11/1/35(a)	177,347
172,191	4.441% due 11/1/35(a)	173,558
2,725,918	4.994% due 1/1/36(a)	2,764,963
1,130,658	5.742% due 6/1/36(a)	1,128,231
1,573,522	5.807% due 7/1/36(a)	1,583,380
1,786,177	6.031% due 8/1/36(a)	1,825,567
202,171	5.621% due 12/1/36(a)	202,632
1,561,066	5.847% due 2/1/37(a)	1,561,431
2,600,246	5.592% due 4/1/37(a)	2,622,341

Face
Amount	Security	Value

1,734,916	5.640% due 4/1/37(a)	1,730,109
2,317,729	6.152% due 4/1/37(a)	2,361,482
3,319,036	7.000% due 9/1/26-4/1/37(b)	3,421,836
2,087,271	5.633% due 5/1/37(a)	2,110,395
3,028,980	5.940% due 8/1/37(a)	3,012,528
239,759	7.500% due 11/1/37	250,129
1,022,901	5.494% due 9/1/38(a)	1,034,900
14,210,061	6.500% due 11/1/23-12/1/38(b)(c)	14,632,708
28,599,664	4.500% due 11/1/20-1/1/39(b)(c)	28,197,480
116,906,906	5.000% due 12/1/21-1/1/39(b)(c)	117,744,081
116,750,721	5.500% due 12/1/16-1/1/39(b)(c)(d)	118,760,596
43,225,541	6.000% due 5/1/12-1/1/39(b)(c)	44,198,958

	Total FNMA	361,272,151

GNMA - 19.5%
	Government National Mortgage Association (GNMA):
2,566	11.000% due 7/15/10-9/15/10	2,752
6,848	9.500% due 12/15/16-8/15/17	7,500
63,191	5.125% due 10/20/27(a)(b)	62,567
2,172	8.000% due 3/20/30(b)	2,319
164,317	5.375% due 2/20/26-5/20/30(b)	162,504
103,563	8.500% due 11/20/16-8/15/30(b)	111,345
41,955	9.000% due 4/20/17-9/15/30(b)	45,299
30,962	4.500% due 9/15/33(b)	30,650
13,330,467	5.000% due 1/1/33-12/1/38(b)(c)	15,455,802
24,500,000	5.500% due 11/15/38-1/1/39(b)(c)	24,910,966
95,519,499	6.000% due 5/15/33-1/1/39(b)(c)	97,461,304
11,700,000	6.500% due 1/15/34-1/1/39(b)(c)	11,985,872
	Government National Mortgage Association II (GNMA):
1,705,894	6.500% due 10/20/37	1,747,871
1,300,001	6.000% due 10/20/38	1,327,366

	Total GNMA	153,314,117

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $613,313,724)	623,855,310

Face
Amount	Rating‡	Security	Value

ASSET-BACKED SECURITIES - 1.5%

Automobiles - 0.2%
1,803,883	AAA	USAA Auto Owner Trust, Series 2005-4, Class A4, 4.890% due 8/15/12	1,764,434

Credit Card - 0.8%
3,000,000	AAA	BA Credit Card Trust, Series 2008-A3, Class A3, 1.945% due 8/15/11(a)(b)	2,962,000
		Chase Issuance Trust:
1,510,000	AAA	Series 2005-6A, Class A, 1.265% due 7/15/14(a)	1,232,716
1,300,000	AAA	Series 2007-A17, Class A, 5.120% due 10/15/14	1,178,837
1,020,000	AA	Washington Mutual Master Note Trust, 2006-A3A, Class A3, 1.225% due 9/15/13(a)(e)	876,908

		Total Credit Card	6,250,461

Student Loan - 0.5%
		SLM Student Loan Trust:
152,156	AAA	Series 2005-5, Class A1, 3.535% due 1/25/18(a)(b)	152,159
608,463	AAA	Series 2006-5, Class A2, 3.525% due 7/25/17(a)	602,601
1,650,000	AAA	Series 2008-5, Class A2, 4.635% due 10/25/16(a)	1,589,829
420,000	AAA	Series 2008-5, Class A3, 4.835% due 1/25/18(a)	381,201
1,120,000	AAA	Series 2008-5, Class A4, 5.235% due 7/25/23(a)	1,004,839

		Total Student Loan	3,730,629

		TOTAL ASSET-BACKED SECURITIES (Cost — $12,395,225)	11,745,524

Face
Amount	Rating‡	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.8%
337,917	AAA	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, 1.635% due 9/25/35(a)	280,629
275,788	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 1.885% due 11/25/33(a)	226,739
253,252	CCC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 1.645% due 6/25/29(a)	45,713
1,381,391	AAA	American Home Mortgage Assets, Series 2006-1, Class 2A1, 1.585% due 5/25/46(a)(b)	553,177

453,976	AAA	American Home Mortgage Assets, Series 2006-6, Class A1A, 1.585% due 12/25/46(a)	180,378

1,724,283	AAA	American Home Mortgage Investment Trust, Series 4, Class 11A1, 1.625% due 3/25/47(a)	1,348,912

914,455	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 1.745% due 6/25/34(a)(b)	573,514

Face
Amount	Rating‡	Security	Value

96,665	AAA	Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1, 1.670% due 9/25/34(a)(b)	77,628

310,565	Aaa (f)	Banc of America Alternative Loan Trust, Series 2004-6, Class 4A1, 5.000% due 7/25/19	289,623
		Banc of America Commercial Mortgage Inc.:
832,860	Aaa (f)	Series 2001-1, Class A2, 6.503% due 4/15/36	786,142
1,060,000	AAA	Series 2005-1, Class A4, 4.988% due 11/10/42(a)	928,774
		Banc of America Funding Corp.:
2,660,327	AAA	Series 1998-D7, Class 3A1, 6.000% due 7/25/37	2,258,577
8,314	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	8,095
502,294	AAA	Series 2005-B, Class 2A1, 5.093% due 4/20/35(a)	291,484
		Banc of America Mortgage Securities Inc.:
561,944	AAA	Series 1865, Class 1A1, 4.519% due 7/25/34(a)(b)	456,293
3,253,766	AAA	Series 2006-B, Class 4A1, 6.206% due 11/20/46(a)	2,273,958

464,951	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 2.106% due 2/28/44(a)	410,161
		Bear Stearns Adjustable Rate Mortgage Trust:
135,549	AAA	Series 2002-11, Class 1A1, 5.602% due 2/25/33(a)(b)	107,851
1,361,107	AAA	Series 2005-2, Class A2, 4.125% due 3/25/35(a)(b)	1,073,199
1,377,418	AAA	Series 2007-3, Class 1A1, 5.474% due 5/1/47(a)(b)	786,471
		Bear Stearns ALT-A Trust:
593,932	AAA	Series 2005-2, Class 2A4, 4.687% due 4/25/35(a)	313,948
464,307	AAA	Series 2005-4, Class 23A2, 5.366% due 5/25/35(a)(b)	312,296
652,305	AAA	Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1, 5.495% due 9/1/35(a)(b)	435,546

954,518	AAA	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7, Class 1A1, 2.395% due 10/25/37(a)(b)	767,741
		Bear Stearns Commercial Mortgage Securities:
400,000	AAA	Series 1999-LTL1, Class AJ, 5.456% due 3/11/39(a)	143,538
2,480,000	AAA	Series 2001-T2, Class A2, 6.480% due 2/15/35	2,318,501
1,765,000	Aaa (f)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,471,195
1,030,000	Aaa (f)	Series 2005-PWR7, Class A2, 4.945% due 2/11/41	869,123
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	399,114
1,105,000	AAA	Series 2007-PW17, Class A4, 5.694% due 6/1/50(a)	753,911

708,871	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 1.615% due 12/25/36(a)(b)(e)	485,929
		Bear Stearns Structured Products Inc.:
2,069,510	AAA	Series 2007-EMX1, Class A1, 2.395% due 3/25/37(a)(d)(e)	1,996,457
2,263,212	AAA	Series 2007-R11, Class A1A, 2.036% due 9/27/37(a)(e)	2,195,542
1,700,000	AAA	Centex Home Equity, Series 2006-A, Class AV4, 1.645% due 6/25/36(a)	762,674

364,747	AAA	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.319% due 10/15/32	350,736
		Chase Funding Mortgage Loan Asset-Backed Certificates:
1,397	AAA	Series 2002-2, Class 2A1, 1.895% due 5/25/32(a)	1,236
1,724	AAA	Series 2002-3, Class 2A1, 2.035% due 8/25/32(a)	1,528

210,000	Aaa (f)	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.482% due 10/15/49	70,347

3,386,326	AAA	Citigroup Mortgage Loan Trust Inc., Series 2000-34, Class A, 5.343% due 8/25/35(a)	2,318,323

520,679	AAA	Commercial Mortgage Asset Trust, Series 1999-C2, Class A2, 7.546% due 11/17/32(a)	513,630
		Commercial Mortgage Pass Through Certificates:
1,475,000	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	1,353,060
860,000	AAA	Series 2004-SL4, Class AM, 5.793% due 6/10/46(a)	424,985
		Countrywide Alternative Loan Trust:
856,894	AAA	Series 2005-24, Class 4A1, 1.683% due 7/20/35(a)	431,463
527,721	AAA	Series 2005-27, Class 2A3, 4.039% due 8/25/35(a)	245,777
975,004	AAA	Series 2005-59, Class 1A1, 4.505% due 11/20/35(a)	420,739
1,375,667	AAA	Series 2006-OA17, Class 1A1A, 1.648% due 12/20/46(a)(b)	520,445
596,438	AAA	Series 2006-OA21, Class A1, 1.643% due 3/20/47(a)	247,750
1,376,416	AAA	Series 2006-OA9, Class 2A1A, 1.663% due 7/20/46(a)(b)	541,856
1,975,415	AAA	Series 2007-0A2, Class 2A1, 1.525% due 3/25/47(a)	762,127
		Countrywide Asset-Backed Certificates:
1,197,240	AAA	Series 1998-C1, Class 3A1, 1.515% due 6/25/36(a)	946,803
2,327	AAA	Series 2001-BC3, Class A, 1.875% due 12/25/31(a)	2,017
5,025	AAA	Series 2002-3, Class 1A1, 2.135% due 5/25/32(a)	3,838
12,759	AAA	Series 2003-BC2, Class 2A1, 1.995% due 6/25/33(a)	7,550
167,684	AAA	Series 2004-SD4, Class A1, 1.775% due 12/25/34(a)(e)	129,389
184,740	AAA	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	173,091
75,468	AAA	Series 2006-11, Class 3AV1, 1.455% due 9/25/46(a)(b)	74,253
1,072,933	AAA	Series 2006-13, Class 3AV2, 1.545% due 1/25/37(a)	792,985
931,149	AAA	Series 2006-SD3, Class A1, 1.725% due 7/25/36(a)(e)	676,829

204,073	(a)	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 1.435% due 12/15/35(a)	106,380
		Countrywide Home Loan Mortgage Pass Through Trust:

Face
Amount	Rating‡	Security	Value

387,758	AAA	Series 2005-11, Class 3A3, 4.520% due 4/25/35(a)	195,197
268,846	AAA	Series 2005-11, Class 6A1, 1.695% due 3/25/35(a)	128,614
655,158	AAA	Series 2005-R1, Class 1AF1, 1.755% due 3/25/35(a)(e)	635,601
692,101	AAA	Series 2007-16, Class A1, 6.500% due 10/25/37	435,994
		Credit Suisse Mortgage Capital Certificates:
2,365,000	AAA	Series 2005-C3, Class A3, 5.311% due 12/15/39	1,451,900
357,709	CCC	Series 2006-8, Class 3A1, 6.000% due 10/25/21	251,606
400,000	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, 6.280% due 5/25/35(b)	359,667
		CS First Boston Mortgage Securities Corp.:
1,597,410	AAA	Series 1997-1, Class A1, 3.819% due 5/15/36	1,420,471
1,447,533	B+	Series 2005-A2, Class 5A6, 5.500% due 11/25/35	1,266,493
1,760,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,293,089
		Deutsche ALT-A Securities Inc.:
507,736	AAA	Series 2006-OA1, Class A1, 1.595% due 2/25/47(a)	208,677
3,883,841	AAA	Series 2007-0A2, Class A1, 3.249% due 4/25/47(a)	1,612,795
300,157	Aaa (f)	DLJ Commercial Mortgage Corp., Series 2000-3, Class A1B, 6.460% due 3/10/32	299,360

267,148	AAA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 1.874% due 11/19/44(a)	110,127
		EMC Mortgage Loan Trust:
10,882	AAA (g)	Series 2002-B, Class A1, 2.045% due 2/25/41(a)(e)	8,586
52,909	AAA	Series 2003-A, Class A1, 1.945% due 8/25/40(a)(e)	47,252
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	AAA	Series 1865, Class DA, 17.332% due 2/15/24(a)(h)(i)	5,028
755,706	AAA	Series 2962, Class YC, 4.500% due 9/15/14(b)	759,879
635,686	AAA	Series 3117, Class PN, 5.000% due 11/15/21(b)	638,638
1,867,905		Series 3346, Class FA, 1.425% due 2/15/19(a)(b)	1,806,475
9,740,138	AAA	Series 3346, Class SC, 5.355% due 10/15/33(a)	681,996
1,225,892	AAA	Structured Pass Through Securities, Series T-61, Class 1A1, 4.064% due 7/25/44(a)(b)	1,102,323
		Federal National Mortgage Association (FNMA):
37,481	AAA	Series 1999-18, Class A, 5.500% due 10/18/27	37,797
75,885	AAA	Series 2000-34, Class F, 1.845% due 10/25/30(a)(b)	77,193
172,654	AAA	Series 2002-34, Class FE, 1.284% due 5/18/32(a)(b)	170,938
749,133	AAA	Series 2004-25, Class PA, 5.500% due 10/25/30	755,637
483,636	AAA	Series 2004-36, Class BS, 5.500% due 11/25/30	488,931
245,292	AAA	Series 2004-88, Class HA, 6.500% due 7/25/34	252,418
800,123	AAA	Series 2005-47, Class PA, 5.500% due 9/25/24(b)	806,210
3,093,201	AAA	STRIPS, Series 2005-105, Class 19, 5.000% due 6/1/35	480,083
		Federal National Mortgage Association (FNMA), Grantor Trust:
225,670	AAA	Series 2000-T06, Class A3, 5.638% due 1/25/28(a)	187,445
137,536	AAA	Series 2002-T06, Class A1, 3.310% due 2/25/32	136,464
940,000	AAA	Series 2002-T3, Class B, 5.763% due 12/25/11	923,423
		First Union National Bank Commercial Mortgage:
1,349,844	AAA	Series 1999-C4, Class A2, 7.390% due 12/15/31	1,322,586
1,674,091	AAA	Series 2001-C2, Class A2, 6.663% due 1/12/43	1,580,168
		GE Capital Commercial Mortgage Corp.:
1,925,000	AAA	Series 2002-20K, Class A5, 4.772% due 6/10/48(a)	1,423,957
1,850,000	AAA	Series 2005-C4, Class A4, 5.334% due 11/10/45(a)	1,379,187
1,500,000	AAA	Series 2007, Class A4, 5.543% due 12/10/49	971,997
		GMAC Commercial Mortgage Securities Inc.:
1,950,000	AAA	Series 1999-1, Class A4, 4.547% due 12/10/41	1,673,010
578,982	Aaa (f)	Series 1999-C3, Class A2, 7.179% due 8/15/36(a)	569,725
975,000	AAA	Series 2000-C2, Class B, 7.594% due 8/16/33(a)	941,864
1,709,449	AAA	Series 2001-C1, Class A2, 6.465% due 4/15/34	1,604,244

2,252,834	AAA	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 2.145% due 2/25/31(a)(e)	1,798,104
		Government National Mortgage Association (GNMA):
141,025	AAA	Series 2000-35, Class F, 1.590% due 12/16/25(a)(b)	140,360
118,922	AAA	Series 2002-21, Class FV, 1.440% due 3/16/32(a)(b)	117,844

2,355,000	AAA	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444% due 3/10/39	1,526,628
		GS Mortgage Securities Corp. II:
910,000	Aaa (f)	Series 2001-C1, Class A4, 5.560% due 11/10/39	622,383
300,000	AAA	Series 2001-ROCK, Class A2, 6.624% due 5/3/18(b)(e)	303,582
1,225,000	AAA	Series 2005-GG4, Class A4, 4.761% due 7/10/39	894,802
		GSR Mortgage Loan Trust:
3,493,871	AAA	Series 2005-AR4, Class 6A1, 5.250% due 7/25/35(a)	2,526,084
518,984	AAA	Series 2005-AR6, Class 2A1, 4.539% due 9/25/35(a)(b)	383,035
634,391	AAA	Series 2006-OA1, Class 2A1, 1.585% due 8/25/46(a)	287,753
		Harborview Mortgage Loan Trust:
62,618	AAA	Series 2005-8, Class 1A2A, 1.804% due 9/19/35(a)	27,605
476,975	BBB	Series 2006-2, Class 1A, 5.535% due 2/25/36(a)	335,719
418,109	AAA	Series 2006-9, Class 2A1A, 1.684% due 11/19/36(a)	175,469

Face
Amount	Rating‡	Security	Value

51,655,156	AAA	Series 2005-12, Class X2A, 0.583% due 10/19/35(a)(h)(i)	484,267
		Home Equity Asset Trust:
2,322,075	AAA	Series 2007-1, Class 2A1, 1.455% due 5/25/37(a)	2,083,806
438,128	AAA	Series 2007-2, Class 2A1, 1.505% due 7/25/37(a)	383,724
7,425	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 2.195% due 3/25/33(a)	4,227

458,678	AAA	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 6.217% due 11/25/37(a)	332,880
		Indymac Index Mortgage Loan Trust:
205,684	AAA	Series 2004-AR15, Class 1A1, 6.292% due 2/25/35(a)	135,745
215,986	AAA	Series 2005-AR15, Class A2, 5.099% due 9/25/35(a)	97,493
1,991,784	BB	Series 2007-AR5, Class 1A1, 6.258% due 5/25/37(a)	1,075,674
1,700,000	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 1.555% due 8/25/36(a)	1,091,190
		JP Morgan Chase Commercial Mortgage Securities Corp.:
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	528,362
80,000	Aaa (f)	Series 2005-CB12, Class A4, 4.895% due 9/12/37	55,672
100,000	Aaa (f)	Series 2005-CB13, Class A4, 5.280% due 1/12/43(a)	70,498
1,200,000	Aaa (f)	Series 2005-LDP4, Class A4, 4.918% due 10/15/42(a)	832,135
880,000	AAA	Series 2007-CB19, Class A4, 5.747% due 2/12/49(a)	545,289
500,000	AAA	Series 2007-LD11, Class A2, 5.804% due 6/15/49(a)	396,595
40,000	AAA	Series 2007-LD12, Class AM, 6.062% due 2/15/51(a)	18,164
620,000	Aaa (f)	Series 2007-LDPX, Class A3, 5.420% due 1/15/49	377,153
		JP Morgan Mortgage Trust:
1,141,644	AAA	Series 2006-A2, Class 5A3, 5.152% due 11/25/33(a)	862,151
143,326	Ba2 (f)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	103,700
151,250	A	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	111,774
3,009,807	A	Series 2007-S3, Class 1A35, 6.000% due 8/1/37	1,577,401
613,078	AAA	JP Morgan Mortgage Trust, Series 2001-A1, Class 6T1, 5.025% due 2/1/35(a)(b)	439,381
		LB-UBS Commercial Mortgage Trust:
2,895,000	Aaa (f)	Series 2001-C2, Class B, 6.799% due 9/15/34	2,712,795
1,150,000	AAA	Series 2004-C6, Class A2, 4.187% due 8/15/29	1,110,725
310,000	AAA	Series 2005-C3, Class A5, 4.739% due 7/15/30	226,263
400,000	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	321,351
805,000	AAA	Series 2006-C6, Class A4, 5.372% due 9/15/39	543,988
1,210,000	AAA	Series 2007-C7, Class A2, 5.588% due 9/15/45	930,859
		Lehman XS Trust:
502,088	AAA	Series 2005-5N, Class 1A1, 1.695% due 11/25/35(a)	220,944
381,494	AAA	Series 2005-7N, Class 1A1B, 1.695% due 12/25/35(a)	136,122
7,140,000	A	Series 2007-12N, Class 1A3A, 1.595% due 7/25/47(a)	492,739

78,750	AAA	Long Beach Mortgage Loan Trust, Series 2005-WL3, Class 2A2A, 1.535% due 11/25/35(a)	77,122
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 3.788% due 11/21/34(a)	3,571,001
171,238	AAA	Series 2004-4, Class 4A1, 5.193% due 5/1/34(a)(b)	100,621
2,431,975	AAA	Series 2007-3, Class 12A1, 1.595% due 5/25/47(a)	989,536
2,468,246	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 5.545% due 10/1/32(a)	1,297,951
492,515	AAA	Medallion Trust, Series 2003-1G, Class A, 3.394% due 12/21/33(a)	396,987
		Merrill Lynch Mortgage Investors Inc.:
519,430	AAA	Series 2005-3, Class 4A3, 5.029% due 5/1/34(a)	372,739
556,544	AAA	Series 2005-A2, Class A2, 4.487% due 2/25/35(a)	315,188
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.657% due 5/12/39(a)	473,212
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
190,000	AAA	Series 2001-C2, Class A4, 5.378% due 8/12/48	121,729
1,210,000	Aaa (f)	Series 2005-5N, Class A4, 5.485% due 3/12/51(a)	776,213
754,924	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	729,210
		MLCC Mortgage Investors Inc.:
173,073	Aaa (f)	Series 2005-1, Class 2A1, 4.952% due 4/25/35(a)	111,867
530,757	Aaa (f)	Series 2005-1, Class 2A2, 4.952% due 4/25/35(a)	323,606
		Morgan Stanley Capital I:
1,700,000	Aaa (f)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,354,410
660,000	AAA	Series 2004-8AR, Class A4, 5.692% due 4/1/49(a)	429,284
759,656	AAA	Series 2004-SD3, Class A, 1.855% due 6/25/34(a)(e)	671,822
3,055,000	AAA	Series 2005-HQ6, Class A4A, 4.989% due 8/13/42	2,254,370
1,300,000	AAA	Series 2006-BC3, Class A4, 5.650% due 6/11/42(a)	857,721
285,684	AAA	Series 2006-HE7, Class A2A, 1.445% due 9/25/36(a)(b)	269,944
705,000	AAA	Series 2006-HQ8, Class A4, 5.387% due 3/12/44(a)	495,832
550,000	AAA	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	358,080

764,660	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 5.364% due 10/25/34(a)	405,706
46,119	AAA	Nationslink Funding Corp., Series 1999-LTL1, Class A2, 6.867% due 1/22/26	45,716
		Nationstar Home Equity Loan Trust:
1,400,000	AAA	Series 2006-B, Class AV3, 1.565% due 9/25/36(a)	921,560
1,850,000	AAA	Series 2007-C, Class 2AV2, 1.525% due 6/25/37(a)	1,312,392

Face
Amount	Rating‡	Security	Value

1,482,000	A	Opteum Mortgage Acceptance, Series 2006-2, Class A, 1.665% due 7/25/36(a)	337,733
		Option One Mortgage Loan Trust:
4,717	AAA	Series 2002-6, Class A2, 2.195% due 11/25/32(a)	3,812
24,081	AAA	Series 2003-1, Class A2, 2.235% due 2/25/33(a)	15,872

1,800,000	AAA	Popular ABS Mortgaged Pass-Through Trust, Series 2003-KS1, Class AF6, 4.759% due 7/25/35	1,391,914
		Prime Mortgage Trust:
991,555	AAA	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(e)	731,852
469,263	AAA	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(e)	347,640
2,468,587	AAA	Series 2006-DR1, Class 2A1, 5.500% due 5/25/36(e)	1,478,356

100,000	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	103,590

2,460,480	AAA	Residential Accredit Loans Inc., Series 2006-WMC1, Class A10, 6.000% due 6/25/37	2,200,514
		Residential Asset Mortgage Products Inc.:
9,312	A	Series 2003-RS4, Class AIIB, 2.055% due 5/25/33(a)	6,753
228,585	AAA	Series 2004-SL4, Class A5, 7.500% due 7/25/32	204,186
1,702,608	AAA	Series 2006-NC1, Class AI6A, 6.110% due 10/25/33	1,726,850

2,781,409	AAA	Residential Asset Securitization Trust, Series 2007-A7, Class A4, 6.000% due 7/25/37	2,480,991

45,687	BBB-	Residential Funding Mortgage Securities II Inc., Series 2005-HS1, Class AI1, 1.515% due 9/25/35(a)	45,062
949,955	D	SACO I Inc., Series 2006-7, Class A1, 1.525% due 7/25/36(a)(j)	163,155
		Small Business Administration:
200,766	NR	Series 1999-P10B, Class 1, 7.540% due 8/1/09(b)	203,597
431,865	NR	Series 2000-P10A, Class 1, 8.017% due 2/10/10(b)	442,894
752,573	NR	Series 2005-P10A, Class 1, 4.638% due 2/10/10	739,866
		Small Business Administration Participation Certificates:
546,852	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	557,383
210,977	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	216,873
454,478	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	466,479
298,645	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16(b)	310,161
1,598,799	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	1,672,216
1,099,655	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	1,157,942
1,379,469	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	1,386,483
		Structured Adjustable Rate Mortgage Loan Trust:
275,328	AAA	Series 2004-16, Class 1A2, 5.135% due 11/25/34(a)	144,609
1,152,027	AAA	Series 2004-6, Class4A1, 4.839% due 6/25/34(a)	880,878
399,478	AAA	Series 2005-19XS, Class 1A1, 1.715% due 10/25/35(a)	164,467
2,759,850	AAA	Series 2005-7N, Class 4A1, 5.501% due 7/25/35(a)	1,741,896

530,908	AAA	Structured Asset Mortgage Investments Inc., Series 2005-AR5 , Class A3, 1.724% due 7/19/35(a)(b)	367,857

2,882,977	AAA	Structured Asset Mortgage Investments Inc., Series 2007-AR6, Class A1, 3.979% due 8/25/47(a)	1,183,220
		Structured Asset Securities Corp.:
9,541	AAA	Series 2002-14A, Class 2A1, 5.001% due 7/25/32(a)(b)	5,871
304,480	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(e)	237,153
387,537	AAA	Series 2006-BC3, Class A2, 1.445% due 10/25/36(a)(b)	357,969
2,433,420	AAA	Series 2007-BC4, Class A3, 1.645% due 11/25/37(a)	2,133,911
2,218,800	A	Terwin Mortgage Trust, 4.500% due 5/25/37(a)(e)(i)	136,151
		Thornburg Mortgage Securities Trust:
1,895,279	AAA	Series 2006-1, Class A3, 1.565% due 1/25/46(a)	1,878,385
1,360,322	A1 (f)	Series 2006-3, Class A2, 1.500% due 5/25/46(a)	1,212,958
1,475,190	Aa3 (f)	Series 2006-3, Class A3, 1.505% due 6/25/46(a)	1,437,651

480,000	AAA	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, 6.087% due 8/15/39(a)	366,770
		Wachovia Bank Commercial Mortgage Trust:
700,000	AAA	Series 2005-C22, Class A4, 5.440% due 12/15/44(a)	504,218
305,000	AAA	Series 2006-C23, Class AM, 5.466% due 1/15/45(a)	148,997
		WaMu Mortgage Pass Through Certificates:
1,924,044	A	Series 2002-3, Class 2A, 3.179% due 1/25/47(a)	659,399
868,327	AAA	Series 2003-A3, Class 4A1, 5.506% due 9/25/36(a)	598,023
1,193,927	AAA	Series 2003-R1, Class A1, 1.935% due 12/25/27(a)(b)	1,041,290
83,956	AAA	Series 2004-AR11, Class A, 4.537% due 10/25/34(a)	56,922
249,313	AAA	Series 2004-AR12, Class A2A, 3.765% due 10/25/44(a)	145,760
1,000,000	AAA	Series 2005-AR 4, Class A5, 4.669% due 4/25/35(a)	765,923
653,947	AAA	Series 2005-AR11, Class A1A, 1.715% due 8/25/45(a)	273,448
1,507,340	AAA	Series 2005-AR13, Class A1A1, 1.685% due 10/25/45(a)(b)	615,035
642,833	AAA	Series 2005-AR15, Class A1A2, 1.675% due 11/25/45(a)	265,486
632,629	AAA	Series 2005-AR19, Class A1A2, 1.685% due 12/25/45(a)	288,307

Face
Amount	Rating‡	Security	Value

5,434,436	AAA	Series 2006-AR11, Class 3A1A, 3.399% due 9/25/46(a)	1,941,037
1,642,038	AAA	Series 2006-AR13, Class 2A, 4.269% due 10/25/46(a)(b)	840,789
30,561,896	AAA	Series 2007-0A1, Class XPPP, 0.627% due 2/25/47(h)(i)	515,732
1,359,207	AAA	Series 2007-OA2, Class 1A, 3.179% due 3/25/47(a)(b)	467,078
1,604,752	AAA	Series 2007-OA5, Class 1A, 3.229% due 6/25/47(a)	684,485
		Wells Fargo Mortgage Backed Securities Trust:
996,172	AAA	Series 2004-H, Class A1, 4.530% due 6/25/34(a)	734,158
400,000	AAA	Series 7, Class 2A4, 5.776% due 4/25/36(a)	225,211

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $206,223,740)	155,692,487

Face
Amount	Rating‡	Security	Value

CORPORATE BONDS & NOTES - 24.3%

Aerospace & Defense - 0.0%
25,000	BBB	DRS Technologies Inc., Company Guaranteed Notes, 6.625% due 2/1/16	24,937
300,000	BBB+	Goodrich (BF) Co., Notes, 6.290% due 7/1/16(b)	285,551

		Total Aerospace & Defense	310,488

Airlines - 0.5%
		Continental Airlines Inc., Pass Thru Certificates:
850,000	A-	7.056% due 3/15/11	794,750
701,711	BB-	7.461% due 4/1/15	526,283
421,443	BBB+	7.256% due 3/15/20	320,297
		Delta Air Lines Inc., Pass Thru Certificates:
165,222	BBB	7.379% due 5/18/10	152,004
738,889	BBB	6.619% due 3/18/11	620,667
750,000	BBB-	7.111% due 9/18/11	596,250
		Northwest Airlines Inc., Pass Thru Cerificates:
1,000,000	BBB-	6.841% due 4/1/11	820,000
440,349	BBB-	7.041% due 4/1/22	299,437

		Total Airlines	4,129,688

Auto Components - 0.0%
		Visteon Corp., Senior Unsecured Notes:
10,000	CCC+	8.250% due 8/1/10	3,150
24,000	CCC+	12.250% due 12/31/16(e)	4,080

		Total Auto Components	7,230

Automobiles - 0.2%
		Daimler Finance North America LLC:
		Company Guaranteed Notes:
300,000	A-	5.875% due 3/15/11	251,285
900,000	A-	5.750% due 9/8/11(b)	723,384
285,000	A-	Notes, 4.875% due 6/15/10	247,914
610,000	CCC-	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31	155,550
		General Motors Corp.:
1,325,000	CC	Debentures Notes, 8.250% due 7/15/23	271,625
20,000	CC	Senior Unsubordinated Notes, 8.375% due 7/15/33	4,500

		Total Automobiles	1,654,258

Capital Markets - 2.8%
450,000	A+	Bank of New York Mellon Corp., Senior Subordinated Notes, 6.375% due 4/1/12	464,571
450,000	A	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 12/31/49(a)	169,091
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
190,000	AA-	4.500% due 6/15/10	179,448
400,000	AA-	2.886% due 2/6/12(a)	338,475
115,000	AA-	4.750% due 7/15/13	96,742
800,000	AA-	5.125% due 1/15/15	654,849
1,000,000	AA-	5.750% due 10/1/16(b)	822,163
2,000,000	AA-	6.250% due 9/1/17(b)	1,651,946
600,000	AA-	6.150% due 4/1/18	490,357
1,200,000	A+	Subordinated Notes, 6.750% due 10/1/37(b)	771,094
650,000	NR	Lehman Brothers Holdings Capital Trust V, Notes, 5.857% due 12/29/99(j)	65
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, 3.589% due 8/19/65(j)	23
		Lehman Brothers Holdings Inc.:
		Notes:

Face
Amount	Rating‡	Security	Value

640,000	NR	11.000% due 11/7/16(j)	65,600
416,000	NR	8.920% due 2/16/17(j)	42,640
		Senior Notes:
120,000	NR	5.250% due 2/6/12(j)	12,600
300,000	NR	4.476% due 9/15/22(j)	31,500
1,070,000	NR	Senior Unsecured Notes, 5.625% due 1/24/13(j)	112,350
900,000	NR	Subordinated Notes, 6.750% due 12/28/17(j)	90
		Merrill Lynch & Co. Inc.:
5,200,000	A	Notes, 6.875% due 4/25/18(b)	4,904,765
		Senior Unsecured Notes:
1,000,000	A	8.680% due 5/2/17(a)	823,150
1,050,000	AA-	8.950% due 5/18/17(a)	788,812
1,584,000	AA-	9.570% due 6/6/17(a)	1,390,990
		Morgan Stanley:
		Notes:
365,000	A+	6.750% due 4/15/11	344,248
855,000	A+	6.250% due 8/28/17	700,492
		Senior Unsecured Notes:
565,000	A+	4.570% due 1/9/12(a)	448,043
700,000	A+	5.625% due 1/9/12	635,561
1,300,000	A+	4.209% due 3/1/13(a)	1,226,551
300,000	A+	4.201% due 11/29/13(a)	269,654
1,270,000	A+	4.953% due 10/18/16(a)	878,740
2,000,000	A+	5.750% due 10/18/16(b)	1,614,376
2,600,000	A+	6.625% due 4/1/18(b)	2,159,882

		Total Capital Markets	22,088,868

Chemicals - 0.0%
30,000	CCC	Georgia Gulf Corp., Company Guaranteed Notes, 9.500% due 10/15/14	10,050
190,000	A-	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	180,098
29,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	19,865

		Total Chemicals	210,013

Commercial Banks - 2.4%
700,000	A+	American Express Centurion Bank, Senior Unsecured Notes, 1.459% due 3/23/10(a)(b)	643,630
1,000,000	AA	ANZ National International Ltd./New Zealand, Bank Guaranteed Notes, 6.200% due 7/19/13(e)	932,229
855,000	A+	Bank One Corp., Subordinated Notes, 5.900% due 11/15/11	846,335
760,000	A	BankAmerica Capital III, Bank Guaranteed Notes, 5.323% due 1/15/27(a)	544,155
800,000	BBB-	Banponce Trust 1, Company Guaranteed Notes, 8.327% due 2/1/27	674,505
		Deutsche Bank AG/London:
1,000,000	AA-	Notes, 4.875% due 5/20/13	959,435
3,100,000	AA-	Senior Unsecured Notes, 6.000% due 9/1/17(b)	2,980,442
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(e)(j)	10,800
460,000	D	Subordinated Notes, 6.693% due 6/15/16(e)(j)	2,875
		HBOS PLC, Subordinated Notes:
700,000	A	6.750% due 5/21/18(e)	582,684
1,750,000	BBB+	5.920% due 12/31/49(a)(e)	881,772
		ICICI Bank Ltd., Unsecured Notes:
400,000	BB	6.375% due 4/30/22(a)(e)	201,973
150,000	BB	6.375% due 4/30/22(a)	74,986
690,000	Caa2 (f)	Landsbanki Islands HF, Notes, 6.100% due 8/25/11(e)(j)	10,350
		National Australia Bank Ltd.:
1,500,000	AA	Bonds, 2.838% due 2/8/10(a)(b)(e)	1,500,634
1,500,000	AA	Senior Notes, 5.350% due 6/12/13(e)	1,417,737
750,000	A	Nationsbank Cap Trust III, Bank Guaranteed Notes, 5.303% due 1/15/27(a)	352,468
20,000	AA	Rabobank Capital Funding II, Subordinated Notes, 5.260% due 12/31/49(a)(e)	12,934
40,000	AA	Rabobank Capital Funding Trust, Company Guaranteed Notes, 5.254% due 12/31/49(a)(e)	26,272
660,000	AA3	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 9.118% due 12/31/49	606,802
390,000	AA-	Santander Issuances S.A Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(e)	363,859
400,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Notes, 6.418% due 12/31/49(a)(e)	94,118
10,000	A	Sumitomo Mitsui Banking Corp./New York, Senior Subordinated Notes, 8.000% due 6/15/12	11,512
190,000	A-	Sun Trust Capital VIII, Bank Guaranteed Notes, 6.100% due 12/1/66(a)	120,747
4,100,000	AA-	UBS AG Stamford Branch, Notes, 5.750% due 4/25/18(b)	3,484,627
		Wachovia Corp.:
1,000,000	A+	Senior Unsecured Notes, 5.500% due 5/1/13	948,578
280,000	A	Subordinated Notes, 5.250% due 8/1/14	231,686
10,000	AA	Wells Fargo & Co., Subordinated Notes, 5.000% due 11/15/14	9,767

		Total Commercial Banks	18,527,912

Face
Amount	Rating‡	Security	Value

Commercial Services & Supplies - 0.0%

27,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	22,950
		Waste Management Inc., Company Guaranteed Notes:
185,000	BBB	6.375% due 11/15/12	174,200
40,000	BBB	7.375% due 5/15/29	31,659
100,000	BBB	7.750% due 5/15/32	82,740

		Total Commercial Services & Supplies	311,549

Communication Equipment - 0.1%
1,500,000	BB+	Motorola Inc., Senior Unsecured Notes, 6.000% due 11/15/17(b)	1,043,667

Computers & Peripherals - 0.1%
700,000	A+	IBM Corp., Notes, 7.625% due 10/15/18	753,712

Consumer Finance - 0.8%
200,000	BBB-	Aiful Corp., Notes, 5.000% due 8/10/10(e)	130,767
260,000	A-	American Express Co., Subordinated Notes, 6.800% due 9/1/66(a)	143,502
		Ford Motor Credit Co. LLC:
		Notes:
300,000	CCC+	7.375% due 10/28/09	183,199
30,000	CCC+	7.875% due 6/15/10	15,296
100,000	CCC+	7.375% due 2/1/11	45,706
1,400,000	CCC+	7.000% due 10/1/13(b)	589,610
2,390,000	CCC+	Senior Notes, 5.800% due 1/12/09	2,379,305
		Senior Unsecured Notes:
674,000	CCC+	7.246% due 6/15/11(a)	290,662
85,000	CCC+	7.250% due 10/25/11	37,616
1,100,000	CCC+	7.800% due 6/1/12	489,500
		SLM Corp.:
		Notes:
625,000	BBB-	5.375% due 5/15/14	439,646
70,000	BBB-	5.050% due 11/14/14	47,519
80,000	BBB-	5.625% due 8/1/33	47,388
385,000	Baa2 (f)	Senior Notes, 3.835% due 1/27/14(a)	203,424
490,000	BBB-	Senior Unsecured Notes, 3.675% due 7/27/09(a)	452,750
470,000	BBB-	Unsecured Notes, 5.000% due 10/1/13	335,903

		Total Consumer Finance	5,831,793

Containers & Packaging - 0.0%
10,000	CCC+	Graham Packaging Co. Inc., Company Guaranteed Notes, 9.875% due 10/15/14	6,350

Diversified Consumer Services - 0.0%
		Hertz Corp., Company Guaranteed Notes:
35,000	B+	8.875% due 1/1/14	18,244
40,000	B	10.500% due 1/1/16	16,200
		Service Corp. International, Senior Unsecured Notes:
40,000	BB-	6.750% due 4/1/16	30,400
95,000	BB-	7.500% due 4/1/27	60,325

		Total Diversified Consumer Services	125,169

Diversified Financial Services - 7.4%
200,000	B	AGFC Capital Trust 1, Company Guaranteed Notes, 6.000% due 1/15/67(a)(e)	41,398
50,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	40,685
50,000	A+	ASIF Global Financing XIX, Secured Notes, 4.900% due 1/17/13(e)	36,667
		Bank of America Corp.:
1,600,000	A	Notes, 8.000% due 12/31/49(a)	1,112,746
		Senior Notes:
375,000	AA-	5.625% due 10/14/16	344,881
155,000	AA-	6.000% due 9/1/17	146,899
		Senior Unsecured Notes:
5,505,000	AA-	5.750% due 12/1/17(b)	5,143,206
6,300,000	AA-	5.650% due 5/1/18(b)	5,901,097
580,000	A+	Subordinated Notes, 7.800% due 2/15/10	588,027
7,400,000	AA-	Barclays Bank PLC, Subordinated Notes, 6.050% due 12/4/17(b)(e)	6,312,200
300,000	A	Barnett Capital III, Bank Guaranteed Notes, 3.818% due 2/1/27(a)	143,460
		Bear Stearns Cos., Inc., Senior Unsecured Notes:
20,000	AA-	6.400% due 10/2/17	19,632
1,550,000	AA-	7.250% due 2/1/18	1,571,830
150,000	AA	Belvoir Land LLC, Notes, 5.270% due 12/15/47(e)	96,948
1,078,592	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/1/13(e)	1,121,548
		Countrywide Financial Corp., Company Guaranteed Notes:
400,000	AA-	3.333% due 12/19/08(a)	397,760

Face
Amount	Rating‡	Security	Value

1,375,000	AA-	3.418% due 3/24/09(a)	1,360,978
500,000	AA-	4.500% due 6/15/10	478,824
300,000	AA-	5.800% due 6/7/12	285,006
950,000	AA-	Countrywide Home Loans Inc., Bank Guaranteed Notes, 4.000% due 3/22/11	887,583
5,165,000	AA-	Credit Suisse Group New York, Senior Unsecured Notes, 5.000% due 5/15/13(b)	4,874,799
1,000,000	A	Credit Suisse Guernsey Ltd., Junior Subordinated Notes, 2.839% due 12/31/49(a)	548,850
1,570,000	A+	Credit Suisse/New York, Subordinated Notes, 6.000% due 2/15/18	1,329,809
680,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(e)	567,438
		General Electric Capital Corp.:
		Notes:
2,080,000	AAA	5.000% due 11/15/11	2,030,789
145,000	AAA	5.875% due 2/15/12	144,556
55,000	AAA	5.000% due 4/10/12	53,322
20,000	AAA	5.450% due 1/15/13	19,619
710,000	AAA	6.150% due 8/7/37	603,058
1,825,000	AA+	6.375% due 11/15/67(a)	1,169,215
		Senior Unsecured Notes:
1,270,000	AAA	2.256% due 9/15/14(a)	1,015,032
1,500,000	AAA	5.250% due 12/6/17	1,376,923
500,000	AAA	5.875% due 1/14/38(b)	410,606
1,100,000	AA+	Subordinated Notes, 6.500% due 9/15/67(a)(e)	1,025,329
		GMAC LLC:
100,000	CC	Bonds, 8.000% due 11/1/31(b)	26,321
		Notes:
220,000	CC	7.750% due 1/19/10	116,683
1,700,000	CC	4.403% due 12/1/14(a)	512,125
		Senior Unsecured Notes:
250,000	CC	7.250% due 3/2/11	102,133
710,000	CC	6.625% due 5/15/12	249,074
1,900,000	CC	6.750% due 12/1/14(b)	617,903
1,840,000	CC	Senior Unsubordinated Notes, 5.850% due 1/14/09	1,832,977
1,600,000	AA-	HSBC Bank USA NA/New York, NY, Subordinated Notes, 6.000% due 8/9/17(b)	1,514,184
585,000	AA-	HSBC Finance Corp., Notes, 4.125% due 11/16/09	560,613
270,000	BBB	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(e)	92,096
240,000	AA	Irwin Land LLC, Bonds, 5.300% due 12/15/35(e)	173,213
1,760,000	A	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 4.712% due 9/30/34(a)	1,301,992
		JPMorgan Chase & Co.:
400,000	A	Junior Subordinated Notes, 7.900% due 12/30/49(a)	313,914
1,075,000	AA-	Senior Notes, 6.000% due 1/15/18	1,039,349
1,500,000	AA-	Senior Unsecured Notes, 6.400% due 5/15/38	1,475,532
		Subordinated Notes:
1,620,000	A+	6.750% due 2/1/11	1,629,840
295,000	A+	5.125% due 9/15/14	268,754
330,000	A+	5.150% due 10/1/15	302,518
630,000	A+	6.125% due 6/27/17	575,370
		JPMorgan Chase Bank NA:
429,000	AA	Junior Subordinated Notes, 8.750% due 11/28/21(a)	420,077
775,000	AA-	Subordinated Notes, 6.000% due 7/5/17	709,574
100,000	Caa2 (f)	Kaupthing Bank Hf, Senior Notes, 5.750% due 10/4/11(e)(j)	6,500
190,000	BBB+	MUFG Capital Finance, 1 Ltd. Subordinated Notes, 6.346% due 12/31/49(a)	133,560
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/31/49(a)(e)	35,243
410,000	BB	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(e)	182,450
		Wachovia Bank NA, Subordinated Notes:
1,375,000	A+	6.000% due 11/15/17	1,216,385
1,000,000	A+	6.600% due 1/15/38	860,087
230,000	A-	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.800% due 3/15/42(a)	98,942
150,000	AA-	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	115,178

		Total Diversified Financial Services	57,683,307

Diversified Telecommunication Services - 1.3%
		AT&T Inc.:
		Notes:
170,000	A	5.100% due 9/15/14	152,672
200,000	A	6.500% due 9/1/37	164,910
4,000,000	A	Senior Unsecured Notes, 6.300% due 1/15/38(b)	3,244,488
235,000	BBB+	British Telecommunications PLC, Senior Unsecured Notes, 8.625% due 12/15/10	234,716
220,000	BBB+	Deutsche Telekom International Finance BV, Senior Notes, 5.750% due 3/23/16	191,448
		Embarq Corp., Senior Unsecured Notes:
740,000	BBB-	6.738% due 6/1/13	585,131
3,000,000	BBB-	7.082% due 6/1/16(b)	2,132,802

Face
Amount	Rating‡	Security	Value

		Frontier Communications Corp.:
20,000	BB	Notes, 9.250% due 5/15/11	17,250
55,000	BB	Senior Unsecured Notes, 7.875% due 1/15/27	27,225
50,000	A	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	40,910
95,000	CCC+	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/1/14	49,875

55,000	A	New Cingular Wireless Services Inc., Senior Unsubordinated Notes, 8.125% due 5/1/12	55,803
		Qwest Communications International Inc.:
156,000	B+	Company Guaranteed Notes, 5.649% due 2/15/09(a)	155,220
20,000	B+	Senior Unsecured Notes, 3.500% due 11/15/25	16,250
240,000	BBB+	Royal KPN NV, Senior Unsubordinated Notes, 8.375% due 10/1/30	216,731
		Telecom Italia Capital SA, Company Guaranteed Notes:
160,000	BBB	4.950% due 9/30/14	116,938
760,000	BBB	5.250% due 10/1/15	547,927
		Verizon Communications Inc.:
280,000	A	Bonds, 6.900% due 4/15/38	234,476
165,000	A	Maryland Inc., Senior Unsecured Notes, 5.125% due 6/15/33	104,096
340,000	A	New York Inc., Senior Unsecured Notes, 6.875% due 4/1/12	326,798
		Senior Unsecured Notes:
700,000	A	5.550% due 2/15/16(b)	606,054
700,000	A	8.500% due 11/15/18(e)	707,465
		Verizon Global Funding Corp.:
5,000	A	Debenture Notes, Senior Unsecured Notes, 6.875% due 6/15/12	4,938
165,000	A	Senior Unsecured Notes, 7.375% due 9/1/12	164,962
165,000	BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	129,525

		Total Diversified Telecommunication Services	10,228,610

Electric Utilities - 1.5%

1,500,000	A-	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/1/18	1,418,509
900,000	BBB+ (g)	DPL Inc., Senior Notes, 8.000% due 3/31/09(b)	904,456
1,500,000	A	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.100% due 4/15/18	1,405,344
		Edison Mission Energy, Senior Unsecured Notes:
220,000	BB-	7.200% due 5/15/19	161,700
50,000	BB-	7.625% due 5/15/27	34,250

90,000	B-	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/1/17(e)(k)	48,375
115,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	66,909
540,000	BBB-	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	445,203
145,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	123,093
195,000	A-	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	176,879
5,000	A+	Hydro-Quebec, Global Debentures, Series JL, 6.300% due 5/11/11	5,246
1,700,000	BBB	Illinois Power Co., Senior Secured Notes, 6.250% due 4/1/18(b)	1,462,753
575,000	BBB	Kansas City Power & Light Co., Senior Unsecured Notes, 6.375% due 3/1/18	518,529
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	192,170
225,000	BBB+	6.500% due 9/15/37	188,762
322,030	BB+	Midwest Generation LLC, Pass Thru Certificates, 8.300% due 7/2/09(b)	308,344
		Pacific Gas & Electric Co., Senior Unsecured Notes:
350,000	BBB+	5.625% due 11/30/17	326,703
1,250,000	BBB+	8.250% due 10/15/18	1,389,135
210,000	BBB+	6.050% due 3/1/34	183,633
800,000	BBB	PSEG Power LLC, Company Guaranteed Notes, 7.750% due 4/15/11(b)	812,307
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	697,230
95,000	A-	Public Service Electric & Gas Co., 1st Mortgage Notes, 5.250% due 7/1/35	74,322
300,000	A-	Scottish Power PLC, 4.910% due 3/15/10	296,216
		TXU Corp.:
635,000	CCC	Notes, 6.550% due 11/15/34	257,316
		Senior Unsecured Notes:
120,000	CCC	5.550% due 11/15/14	58,111
160,000	CCC	6.500% due 11/15/24	67,121

		Total Electric Utilities	11,622,616

Electronic Equipment & Instruments - 0.0%

		NXP BV/NXP Funding LLC:
45,000	CCC-	Company Guaranteed Notes, 9.500% due 10/15/15	8,213
15,000	CCC	Secured Notes, 7.875% due 10/15/14	4,575

		Total Electronic Equipment & Instruments	12,788

Energy Equipment & Services - 0.1%
		Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes:
35,000	BB	7.500% due 5/15/15	22,925
110,000	BB	7.750% due 5/15/17	68,063

Face
Amount	Rating‡	Security	Value

120,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	76,200
160,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	107,200
350,000	A	Halliburton Co., Senior Unsecured Notes, 5.500% due 10/15/10	356,748
60,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	51,450

		Total Energy Equipment & Services	682,586

Food Products - 0.2%

		Kraft Foods Inc., Senior Unsecured Notes:
600,000	BBB+	6.500% due 8/11/17	571,835
675,000	BBB+	6.125% due 2/1/18	623,239

		Total Food Products	1,195,074

Gas Utilities - 0.0%
200,000	BBB	CenterPoint Energy Resources Corp., Notes, 6.150% due 5/1/16	166,407

Health Care Providers & Services - 0.4%
50,000	BBB	AmerisourceBergen Corp., Company Guaranteed Notes, 5.875% due 9/15/15	43,612
140,000	B+	DaVita Inc., Company Guaranteed Notes, 6.625% due 3/15/13	124,600
		HCA Inc.:
120,000	B-	Debentures Notes, 7.190% due 11/15/15	69,027
		Secured Notes:
1,260,000	BB-	9.250% due 11/15/16(b)	1,026,900
63,000	BB-	9.625% due 11/15/16(k)	45,518
		Senior Unsecured Notes:
30,000	B-	7.875% due 2/1/11	25,950
200,000	B-	6.250% due 2/15/13	129,000
29,000	B-	6.500% due 2/15/16	16,385
		Tenet Healthcare Corp., Senior Notes:
76,000	B	6.375% due 12/1/11	58,140
311,000	B	9.875% due 7/1/14	225,475
770,000	A-	UnitedHealth Group Inc., Senior Unsecured Notes, 5.250% due 3/15/11	709,925
		WellPoint Inc., Senior Unsecured Notes:
740,000	A-	5.000% due 1/15/11	684,706
30,000	A-	5.875% due 6/15/17	25,802
150,000	A-	5.950% due 12/15/34	106,634

		Total Health Care Providers & Services	3,291,674

Hotels, Restaurants & Leisure - 0.0%

		Boyd Gaming Corp., Senior Subordinated Notes:
25,000	BB-	6.750% due 4/15/14	15,125
80,000	BB-	7.125% due 2/1/16	45,600
30,000	CCC	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	10,050
		MGM Mirage:
		Company Guaranteed Notes:
35,000	BB-	8.500% due 9/15/10	20,038
20,000	BB-	6.625% due 7/15/15	10,650
100,000	BB-	7.625% due 1/15/17	52,000
30,000	BB-	Senior Notes, 6.750% due 9/1/12	16,350
2,000	B	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 6.375% due 7/15/09	1,690
10,000	B	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/1/12	6,350
20,000	B+	River Rock Entertainment Authority, Secured Notes, 9.750% due 11/1/11	16,500
		Station Casinos Inc.:
5,000	C	Senior Subordinated Notes, 6.875% due 3/1/16	450
		Senior Unsecured Notes:
28,000	CC	6.000% due 4/1/12	8,820
95,000	CC	7.750% due 8/15/16	29,450

		Total Hotels, Restaurants & Leisure	233,073

Household Durables - 0.0%
20,000	B	American Achievement Corp., Company Guaranteed Notes, 8.250% due 4/1/12(e)	16,700

Independent Power Producers & Energy Traders - 0.1%
		AES Corp.:
53,000	BB+	Secured Notes, 8.750% due 5/15/13(e)	46,905
		Senior Unsecured Notes:
130,000	BB-	7.750% due 10/15/15	91,975
690,000	BB-	8.000% due 10/15/17	479,550
		NRG Energy Inc., Company Guaranteed Notes:
115,000	B	7.250% due 2/1/14	94,013
40,000	B	7.375% due 2/1/16	32,600
15,000	B	7.375% due 1/15/17	12,150

		Total Independent Power Producers & Energy Traders	757,193

Face
Amount	Rating‡	Security	Value

Industrial Conglomerates - 0.1%

		Tyco International Group SA, Company Guaranteed Notes:
10,000	BBB+	6.125% due 1/15/09	10,176
300,000	BBB+	6.375% due 10/15/11	277,839
420,000	BBB+	6.000% due 11/15/13	364,067
236,000	BBB+	6.875% due 1/15/21	184,021

		Total Industrial Conglomerates	836,103

Insurance - 1.9%

		American International Group Inc.:
2,300,000	A-	Notes, 8.250% due 8/15/18(b)(e)	1,536,754
		Senior Unsecured Notes:
600,000	A-	5.265% due 7/19/13(a)	455,466
2,100,000	A-	5.850% due 1/16/18(b)	1,248,927
245,000	AAA	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.750% due 5/15/12	247,889
600,000	BBB+	MetLife Capital Trust X, 9.250% due 4/8/38(a)(e)	399,837
		MetLife Inc.:
1,540,000	BBB+	Junior Subordinated Notes, 6.400% due 12/15/36	832,978
1,397,000	A	Senior Unsecured Notes, 6.817% due 8/15/18	1,221,375
		Metropolitan Life Global Funding I, Senior Secured Notes:
2,900,000	AA	2.189% due 5/17/10(a)(b)(e)	2,583,665
1,300,000	AA	5.125% due 4/10/13(e)	1,167,634
5,200,000	AAA	New York Life Global Funding, Notes, 4.650% due 5/9/13(b)(e)	4,956,281
720,000	BBB	Travelers Cos. Inc., Junior Subordinated Notes, 6.250% due 3/15/37(a)	398,624

		Total Insurance	15,049,430

IT Services - 0.0%
90,000	A	Electronic Data Systems Corp., Senior Unsecured Notes, 7.125% due 10/15/09	91,060

Media - 1.1%

		Clear Channel Communications Inc.:
		Senior Notes:
310,000	CCC+	5.500% due 9/15/14	48,050
100,000	CCC+	4.900% due 5/15/15	14,500
10,000	C	Senior Unsecured Notes, 6.250% due 3/15/11	2,850

30,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 8.375% due 3/15/13	29,992
		Comcast Cable Communications LLC, Company Guaranteed Notes:
1,300,000	BBB+	6.750% due 1/30/11	1,283,835
170,000	BBB+	8.875% due 5/1/17	170,833
		Comcast Corp., Company Guaranteed Notes:
280,000	BBB+	6.500% due 1/15/15	256,934
30,000	BBB+	6.500% due 1/15/17	27,117
30,000	BBB+	5.875% due 2/15/18	25,518
80,000	BBB+	7.050% due 3/15/33	68,668
360,000	BBB+	6.500% due 11/15/35	286,526
250,000	BBB+	6.450% due 3/15/37	196,967
65,000	BB	CSC Holdings Inc., Senior Notes, 7.625% due 4/1/11	57,850

70,000	BB	DirecTV Holdings LLC/DirecTV Financing Co., Company Guaranteed Notes, 8.375% due 3/15/13	64,750
		Echostar DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	15,100
50,000	BB-	6.625% due 10/1/14	35,875
25,000	BB-	7.125% due 2/1/16	17,875
145,000	CCC	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	12,688
50,000	BB-	Lamar Media Corp., Company Guaranteed Notes, 6.625% due 8/15/15	36,500
10,000	BB+	Liberty Media LLC, Senior Notes, 5.700% due 5/15/13	6,759
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	112,149
		News America Inc., Company Guaranteed Notes:
315,000	BBB+	7.625% due 11/30/28	273,682
35,000	BBB+	6.200% due 12/15/34	26,598
20,000	B-	RH Donnelley Corp., Senior Unsecured Notes, 8.875% due 10/15/17	2,700
70,000	BBB-	Rogers Cable Inc., Secured Notes, 6.750% due 3/15/15	65,442
5,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	4,150
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB+	5.400% due 7/2/12	678,326
450,000	BBB+	5.850% due 5/1/17	378,389
50,000	BBB+	Time Warner Entertainment Co. LLP, Senior Notes, 8.375% due 7/15/33	43,092
		Time Warner Inc.:
		Company Guaranteed Notes:
4,000,000	BBB+	2.405% due 11/13/09(b)	3,732,416

Face
Amount	Rating‡	Security	Value

255,000	BBB+	6.875% due 5/1/12	234,969
305,000	BBB+	7.700% due 5/1/32	264,458
125,000	BBB+	Debentures Notes, 7.570% due 2/1/24	107,332
280,000	BBB+	Turner Broadcasting System Inc., Senior Notes, 8.375% due 7/1/13	268,119

		Total Media	8,851,009

Metals & Mining - 0.1%

100,000	A	Corp. Nacional del Cobre de Chile — (CODELCO), Senior Notes, 4.750% due 10/15/14(e)	91,687

190,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	135,079
		Steel Dynamics Inc., Company Guaranteed Notes:
45,000	BB+	7.375% due 11/1/12	33,525
90,000	BB+	6.750% due 4/1/15	55,800
250,000	BBB	Teck Cominco Ltd., Notes, 6.125% due 10/1/35	131,012
		Vale Overseas Ltd., Company Guaranteed Notes:
40,000	BBB+	8.250% due 1/17/34	38,671
550,000	BBB+	6.875% due 11/21/36	449,398

		Total Metals & Mining	935,172

Multiline Retail - 0.0%
20,000	BBB-	JC Penney Corp. Inc., Debentures Notes, 7.400% due 4/1/37	13,441

Multi-Utilities - 0.1%
		Dominion Resources Inc./VA:
		Senior Notes:
175,000	A-	5.125% due 12/15/09	170,368
70,000	A-	4.750% due 12/15/10	67,459
330,000	A-	5.700% due 9/17/12	310,915
105,000	A-	Senior Unsecured Notes, 7.195% due 9/15/14	102,122

		Total Multi-Utilities	650,864

Office Electronics - 0.0%
30,000	BBB	Xerox Corp., Senior Unsecured Notes, 6.750% due 2/1/17	21,781

Oil, Gas & Consumable Fuels - 1.7%
3,000,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Senior Unsecured Notes, 9.625% due 3/1/13	2,547,810
		Anadarko Petroleum Corp., Senior Unsecured Notes:
1,125,000	BBB-	5.950% due 9/15/16	986,866
540,000	BBB-	6.450% due 9/15/36	419,075
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	511,004
		Atlantic Richfield Co.:
755,000	AA	Debentures Notes, 9.125% due 3/1/11	837,874
40,000	AA	Notes, 5.900% due 4/15/09	40,345
200,000	BBB	Canadian Natural Resources Ltd., Notes, 6.500% due 2/15/37	155,195
		Chesapeake Energy Corp., Company Guaranteed Notes:
40,000	BB	6.375% due 6/15/15	28,200
30,000	BB	6.250% due 1/15/18	19,800
65,000	BB	7.250% due 12/15/18	45,825
275,000	A	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	262,189
		Devon Financing Corp. ULC, Company Guaranteed Notes:
760,000	BBB+	6.875% due 9/30/11	763,213
75,000	BBB+	7.875% due 9/30/31	74,594
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/1/31	145,266
325,000	BB-	7.750% due 1/15/32	206,375
9,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.375% due 6/15/32	7,385
		Gaz Capital SA:
350,000	BBB	Notes, 6.212% due 11/22/16(e)	204,750
300,000	BBB	Senior Unsecured Notes, 6.510% due 3/7/22(e)	154,500
		Hess Corp.:
460,000	BBB-	Notes, 7.300% due 8/15/31	384,992
		Senior Unsecured Notes:
300,000	BBB-	6.650% due 8/15/11	285,495
50,000	BBB-	7.875% due 10/1/29	44,761
685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	580,427
		Kinder Morgan Energy Partners LP:
60,000	BBB	Senior Notes, 6.300% due 2/1/09	59,913
		Senior Unsecured Notes:
190,000	BBB	6.750% due 3/15/11	182,765
50,000	BBB	5.850% due 9/15/12	45,445
230,000	BBB	6.000% due 2/1/17	197,403
55,000	BB+	OPTI Canada Inc., Secured Notes, 8.250% due 12/15/14	21,725

Face
Amount	Rating‡	Security	Value

39,000	BB+	Peabody Energy Corp., Company Guaranteed Notes, 6.875% due 3/15/13	33,345

29,000	BBB+	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	21,948
1,455,000	B+	Sabine Pass LNG LP, Secured Notes, 7.250% due 11/30/13	1,047,600
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 3.904% due 9/1/12	76,755
65,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15(e)(i)(j)	1,625
		Southern Natural Gas Co., Notes:
40,000	BB	5.900% due 4/1/17(e)	30,800
58,000	BB	8.000% due 3/1/32	45,733
1,300,000	A-	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39(b)	1,002,218
49,000	BB	Teekay Shipping Corp., Senior Notes, 8.875% due 7/15/11	42,263
110,000	BB	Tennessee Gas Pipeline Co., Debentures Notes, 7.625% due 4/1/37	82,043
		Williams Cos. Inc.:
353,000	BB+	Notes, 8.750% due 3/15/32	258,206
		Senior Unsecured Notes:
80,000	BB+	7.875% due 9/1/21	60,909
340,000	BB+	7.500% due 1/15/31	223,163
240,000	BB+	7.750% due 6/15/31	162,336
		XTO Energy Inc.:
		Senior Notes:
430,000	BBB	7.500% due 4/15/12	424,814
30,000	BBB	6.250% due 4/15/13	28,972
		Senior Unsecured Notes:
40,000	BBB	5.650% due 4/1/16	35,339
150,000	BBB	6.250% due 8/1/17	138,328
30,000	BBB	5.500% due 6/15/18	25,992
160,000	BBB	6.750% due 8/1/37	131,887

		Total Oil, Gas & Consumable Fuels	13,087,468

Paper & Forest Products - 0.1%
1,000	B+	Georgia-Pacific Corp., Notes, 8.125% due 5/15/11	860
385,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	330,253

		Total Paper & Forest Products	331,113

Pharmaceuticals - 0.1%
650,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	650,678

Real Estate Investment Trusts (REITs) - 1.1%
675,000	BBB-	Brandywine Operating Partnership LP, Company Guaranteed Notes, 4.500% due 11/1/09	620,417
625,000	BBB	BRE Properties Inc., Senior Unsecured Notes, 7.450% due 1/15/11	572,669
1,100,000	BBB-	Developers Diversified Realty Corp., Notes, 5.250% due 4/15/11	746,724
700,000	BBB+	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	388,989
1,100,000	BBB-	Equity One Inc., Company Guaranteed Notes, 3.875% due 4/15/09	1,066,053
		Forest City Enterprises Inc., Senior Unsecured Notes:
10,000	B+	7.625% due 6/1/15	5,050
19,000	B+	6.500% due 2/1/17	9,595
		HCP Inc., Senior Notes:
820,000	BBB	5.950% due 9/15/11	679,081
700,000	BBB	6.450% due 6/25/12	582,709
9,000	BBB-	Health Care REIT Inc., Notes, 8.000% due 9/12/12	7,967
30,000	BBB-	Host Hotels & Resorts LP, Company Guaranteed Notes, 6.750% due 6/1/16	20,100
300,000	BBB-	iStar Financial Inc., Senior Unsecured Notes, 5.800% due 3/15/11(b)	120,050
1,700,000	BBB-	Nationwide Health Properties Inc., Notes, 7.920% due 3/18/09	1,687,359
330,000	C	Realogy Corp., Company Guaranteed Notes, 12.375% due 4/15/15	54,450
980,000	CC	Rouse Co. LP, Senior Unsecured Notes, 3.625% due 3/15/09	298,900
		UDR Inc., Notes:
1,200,000	BBB	4.250% due 1/15/09	1,198,450
800,000	BBB	5.000% due 1/15/12	557,402
		Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes:
10,000	BBB-	8.750% due 5/1/09	9,975
30,000	BBB-	6.750% due 6/1/10	28,500
30,000	BBB-	9.000% due 5/1/12	27,600
20,000	BBB-	6.750% due 4/1/17	15,100

		Total Real Estate Investment Trusts (REITs)	8,697,140

Road & Rail - 0.0%
10,000	BB-	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/1/12	8,000
20,000	BBB+	Norfolk Southern Corp., Senior Notes, 6.750% due 2/15/11	20,146
140,000	BBB	Union Pacific Corp., Notes, 5.375% due 5/1/14	129,658

		Total Road & Rail	157,804

Face
Amount	Rating‡	Security	Value

Specialty Retail - 0.0%
60,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	46,200

Textiles, Apparel & Luxury Goods - 0.0%
30,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	21,450

Tobacco - 0.0%
175,000	A	Philip Morris International Inc., Senior Unsecured Notes, 5.650% due 5/16/18	157,344
85,000	BBB	Reynolds American Inc., Company Guaranteed Notes, 7.250% due 6/1/12	74,171
		Total Tobacco	231,515

Wireless Telecommunication Services - 0.1%

		Nextel Communications Inc., Company Guaranteed Notes:
700,000	BB	6.875% due 10/31/13	294,154
15,000	BB	5.950% due 3/15/14	6,005
60,000	BB	7.375% due 8/1/15	24,011
10,000	BBB-	Rogers Wireless Inc., Secured Notes, 6.375% due 3/1/14	8,967
225,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 6.150% due 2/27/37	170,062

		Total Wireless Telecommunication Services	503,199

		TOTAL CORPORATE BONDS & NOTES (Cost — $232,612,896)	191,066,152

Face
Amount	Rating‡	Security	Value

MUNICIPAL BONDS - 1.8%

California - 0.2%
		State of California, GO:
700,000	A+	5.000% due 6/1/37(b)	583,534
1,100,000	A+	5.000% due 11/1/37(b)	916,234
200,000	A+	5.000% due 12/1/37(b)	166,578

		Total California	1,666,346

Georgia - 0.0%
200,000	AA+	Metropolitan Atlanta Rapid Transit Authority, 5.000% due 7/1/28	218,616

Illinois - 0.8%
255,000	AAA	Chicago IL, GO, Drivers, Series 1287, FSA-Insured, 7.790% due 1/1/14(a)(b)	156,381
3,500,000	AA+	Chicago Transit Authority, Revenue Bonds, Series A, 6.899% due 12/1/40(b)	3,362,905
2,700,000	AA+	Chicago Transit Authority, Revenue Bonds, Series B, 6.899% due 12/1/40(b)	2,594,241
210,000	AA	Illinois State, GO, 5.100% due 6/1/33	183,185

		Total Illinois	6,296,712

Massachusetts - 0.3%
		Massachusetts State, GO:
490,000	AA	XCLA-ICR Insured, 5.250% due 1/1/17	525,584
305,000	AA	MBIA-IBC Insured, Series E, 5.375% due 1/1/17	328,592
430,000	AAA	Series E, 5.250% due 1/1/18	461,227
495,000	AAA	Series B, 5.500% due 3/1/18	532,803
280,000	AA	Series E, 5.000% due 8/1/22	299,605

		Total Massachusetts	2,147,811

New York - 0.0%
190,000	AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Drivers, Series 1289, 8.564% due 12/15/13(a)(b)	126,681

Ohio - 0.1%
1,000,000	BBB	Buckeye Ohio Tobacco Settlement, 5.750% due 6/1/34(b)	641,260

Texas - 0.2%
485,000	Aa2	Galveston County, Texas, CTFS, GO, Series C, AMBAC Insured, 5.000% due 2/1/28	529,009
676,000	AAA	Harris County Texas, GO, Refunding Flood Control District Contract, 5.250% due 10/1/20	734,981
460,000	AAA	North Texas Tollway Authority, Dallas North Tollway System Revenue, Series A, 5.000% due 1/1/30	503,268

		Total Texas	1,767,258

Virginia - 0.2%
1,426,513	AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	1,408,096

		TOTAL MUNICIPAL BONDS (Cost — $15,410,607)	14,272,780

Face
Amount	Rating‡	Security	Value

SENIOR LOANS - 0.2%
994,764	AAA	CCFCI Term I, 8.696% due 8/26/09	948,757
1,280,500	AAA	MGM Studios Term B1, 8.410% due 4/8/12	593,145

		TOTAL SENIOR LOANS (Cost — $2,281,482)	1,541,902

Face
Amount	Rating‡	Security	Value

SOVEREIGN BONDS - 1.4% +

Brazil - 0.1%
2,500,000 BRL	BBB-	Federative Republic of Brazil, 12.500% due 1/5/22	937,182

France - 0.4%
1,800,000 EUR	AAA	Government of France, 5.750% due 10/25/32	2,852,623

Germany - 0.4%
1,800,000 EUR	AAA	Bundesrepublik Deutschland, 6.250% due 1/4/30	3,001,447

Hong Kong - 0.1%
1,000,000	AA+	Hong Kong Government International Bond, 5.125% due 8/1/14(b)(e)	1,057,888

Mexico - 0.2%
		Mexico Government International Bond:
		Senior Unsecured Notes:
70,000	BBB+	5.625% due 1/15/17	62,650
45,000	BBB+	7.500% due 4/8/33	42,696
1,208,000	BBB+	6.750% due 9/27/34	1,087,200
275,000	BBB+	Senior Unsubordinated Notes, 6.375% due 1/16/13	279,125

		Total Mexico	1,471,671

Russia - 0.1%
1,009,400	BBB	Russian Federation, 7.500% due 3/31/30	863,037

South Korea - 0.1%
1,050,000	A	Export-Import Bank of Korea, Notes, 4.428% due 10/4/11(a)(b)(e)	1,055,237

		TOTAL SOVEREIGN BONDS (Cost — $11,413,434)	11,239,085

Face
Amount		Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%

U.S. GOVERNMENT OBLIGATIONS - 3.5%
		U.S. Treasury Bonds:
200,000		8.875% due 8/15/17	285,656
8,775,000		8.000% due 11/15/21	12,566,081
160,000		6.375% due 8/15/27	216,400
220,000		4.750% due 2/15/37(b)	267,816
3,110,000		4.375% due 2/15/38	3,603,958
255,000		4.500% due 5/15/38	301,757
		U.S. Treasury Notes:
50,000		1.500% due 11/15/11	50,687
700,000		3.125% due 9/30/13	741,070
475,029		2.625% due 7/15/17	450,981
		U.S. Treasury Strip Principal (STRIPS):
6,300,000		11.058% due 5/15/21(l)	3,787,169
1,500,000		4.995% due 8/15/21(l)	894,434
1,000,000		4.918% due 11/15/21(b)(l)	587,264
3,700,000		4.985% due 11/15/21(l)	2,179,507
2,000,000		5.309% due 11/15/24(l)	1,141,474

		Total U.S. GOVERNMENT OBLIGATIONS	27,074,254

U.S. GOVERNMENT AGENCIES - 1.2%
400,000	AAA	Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	424,352
		Federal Home Loan Bank (FHLB):
535,000	A+	5.625% due 6/13/16	562,134
2,430,000	AAA	5.000% due 11/17/17	2,571,326
		Federal Home Loan Mortgage Corp. (FHLMC):

Face
Amount		Security	Value

270,000	AAA	4.750% due 3/5/12	283,538
850,000	AAA	6.750% due 3/15/31	1,085,561
470,000	AAA	5.625% due 11/23/35	482,204
		Federal National Mortgage Association (FNMA):
670,000	A	5.250% due 8/1/12	690,431
2,075,000	A	5.125% due 1/2/14	2,135,248
1,170,000	AAA	5.550% due 2/16/17	1,206,566

		Total U.S GOVERNMENT AGENCIES	9,441,360

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $33,483,820)	36,515,614

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.9%
		U.S. Treasury Bonds, Inflation Indexed:
2,170,453		2.375% due 1/15/25(b)	1,934,418
1,014,125		2.000% due 1/15/26(b)	848,617
4,458,898		2.375% due 1/15/27	4,002,909
8,438,186		1.750% due 1/15/28	6,958,871
		U.S. Treasury Notes, Inflation Indexed:
146,223		1.875% due 7/15/15	129,636
319,670		2.000% due 1/15/16	284,781
346,669		2.500% due 7/15/16	318,637

		TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost — $15,953,376)	14,477,869

Shares	Security	Value

CONVERTIBLE PREFERRED STOCK - 0.0%

CONSUMER DISCRETIONARY - 0.0%

Automobiles - 0.0%
3,000	General Motors Corp., 6.250% due 3/6/32	12,300

TELECOMMUNICATION SERVICES - 0.0%

Diversified Telecommunication Services - 0.0%
35	McLeodUSA Inc., 2.500% due 4/18/12(d)*	0

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $74,125)	12,300

Shares	Security	Value

PREFERRED STOCK - 0.0%
FINANCIALS - 0.0%

Diversified Financial Services - 0.0%
100	Home Ownership Funding CP II, 1.000%(e)(i)	17,576

	TOTAL PREFERRED STOCK (Cost — $63,255)	17,576

Contracts		Security	Value

PURCHASED OPTIONS - 1.6%

Germany - 0.0%
122	EUR	Eurodollar Futures, Call @ $120.00, expires 1/23/09	774
97	EUR	Eurodollar Futures, Put @ $103.00, expires 2/20/09	1,231
238	EUR	Eurodollar Futures, Call @ $145.00, expires 2/20/09	1,511

		Total Germany	3,516

United Kingdom - 1.2%
47,200,000	GBP	Swaption, 6 Month LIBOR, Call @ $7.00, expires 3/18/09	5,686,128
112,300,000	EUR	Swaption, 6 Month LIBOR, Call @ $4.18, expires 4/20/09	3,312,561

		Total United Kingdom	8,998,689

United States - 0.4%
10,000,000		Euro vs. U.S. Dollar, Put @ $81.00, expires 12/4/08	0
8,500,000		Euro vs. U.S. Dollar, Put @ $72.00, expires 12/11/08	0
10,500,000		Euro vs. U.S. Dollar, Put @ $75.00, expires 12/11/08	0
2,400,000		Euro vs. U.S. Dollar, Put @ $86.00, expires 12/11/08	0
1,700,000		Euro vs. U.S. Dollar, Put @ $30.00, expires 1/6/09	1
7,300,000		Euro vs. U.S. Dollar, Put @ $42.00, expires 1/6/09	186
23,500,000		Euro vs. U.S. Dollar, Put @ $43.00, expires 1/6/09	0
4,000,000		Euro vs. U.S. Dollar, Put @ $52.00, expires 1/6/09	0
10,000,000		Euro vs. U.S. Dollar, Put @ $55.00, expires 1/6/09	0
41,800,000		Euro vs. U.S. Dollar, Put @ $52.00, expires 1/14/09	0

Contracts		Security	Value

4,300,000		Euro vs. U.S. Dollar, Put @ $58.00, expires 1/14/09	0
29,100,000		Euro vs. U.S. Dollar, Put @ $60.00, expires 1/14/09	0
8,400,000		Euro vs. U.S. Dollar, Call @ $104.00, expires 3/13/09	252
10,300,000		Euro vs. U.S. Dollar, Call @ $120.00, expires 3/27/09	1,207
1,200,000	EUR	Euro vs. U.S. Dollar, Put @ $1.38, expires 5/21/10	200,677
1,200,000	EUR	Euro vs. U.S. Dollar, Call @ $1.38, expires 5/21/10	81,808
46,500,000		Swaption, 3 Month LIBOR, Call @ $3.15, expires 2/2/09	983,761
21,600,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 2/2/09	593,240
27,100,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/6/09	1,051,558
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Put @ JPY104.65, expires 3/31/10	250,120
2,000,000	JPY	U.S. Dollar vs. Japanese Yen, Call @ JPY104.65, expires 3/31/10	21,394
656		U.S. Treasury Notes 10 Year Futures, Put @ $80.00, expires 1/23/09	10,250
28		U.S. Treasury Notes 10-Year Futures, Call @ $142.00, expires 1/23/09	438
121		U.S. Treasury Notes 2 Year Futures, Call @ $111.00, expires 1/23/09	22,688
810		U.S. Treasury Notes 5 Year Futures, Call @ $126.00, expires 1/23/09	12,656

		Total United States	3,230,236

		TOTAL PURCHASED OPTIONS (Cost — $5,797,725)	12,232,441

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,149,023,409)	1,072,669,040

Face
Amount		Security	Value

SHORT-TERM INVESTMENTS - 5.7%
REPURCHASE AGREEMENTS - 1.9%
$1,767,000		JPMorgan Chase & Co. repurchase agreement dated 11/28/08, 0.170% due 12/01/08, Proceeds at maturity — $1,767,025; (Fully collateralized by FHLB 0.200% due 12/31/2008; Market Value — $1,806,699), 0.170% due 12/1/08(l)	1,767,000
5,600,000		JPMorgan Chase & Co. repurchase agreement dated 11/28/08, 0.350% due 12/01/08, Proceeds at maturity — $5,600,163; (Fully collateralized by FNMA, Discount Notes, 6.125% due 8/07/2023; Market Value — $5,759,890), 0.350% due 12/1/08(l)	5,600,000
7,533,000		Merrill Lynch Co. repurchase agreement dated 11/28/08, 0.180% due 12/01/08, Proceeds at maturity — $7,533,113; (Fully collateralized by FNMA, Discount Notes, 0.750% due 12/31/2008; Market Value — $7,681,196), 0.180% due 12/1/08(l)	7,533,000

		TOTAL REPURCHASE AGREEMENTS	14,900,000

		(Cost — $14,900,000)
TIME DEPOSITS - 1.9%
76,652	CAD	Bank of America — London, 1.364% due 12/1/08	61,415
388,512		Bank of America — Toronto, 0.400% due 12/1/08	388,512
		BBH — Grand Cayman:
240,629	JPY	0.010% due 12/1/08	2,582
758,449	EUR	2.056% due 12/1/08	956,518
13,293	AUD	3.603% due 12/1/08	8,510
12,193,628		JPMorgan Chase & Co. — London, 0.400% due 12/1/08	12,193,628
1,052,640	GBP	JPMorgan Chase & Co. — London, 1.667% due 12/1/08	1,566,749

		TOTAL TIME DEPOSITS (Cost — $15,177,914)	15,177,914

U.S GOVERNMENT AGENCIES - 1.2%
		Federal Home Loan Bank (FHLB), Discount Notes:
140,000		0.080% due 12/1/08(l)	140,000
3,380,000		3.173% due 12/18/08(l)	3,374,972
21,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, 1.807% due 12/15/08(l)	20,985
		Federal National Mortgage Association (FNMA), Discount Notes:
49,000		2.008% due 12/12/08(b)(l)	48,970
2,750,000		2.245% due 12/15/08(b)(l)	2,747,668
3,050,000		1.656% due 12/24/08(l)	3,046,785

		TOTAL U.S GOVERNMENT AGENCIES (Cost — $9,379,380)	9,379,380

U.S. GOVERNMENT OBLIGATION - 0.7%
5,570,000		U.S. Treasury Bills, 0.030% due 1/22/09 (Cost — $5,569,759)(b)(l)	5,569,759

		TOTAL SHORT-TERM INVESTMENTS (Cost — $45,027,053)	45,027,053

		TOTAL INVESTMENTS - 142.3% (Cost — $1,194,050,462#)	1,117,696,093
		Liabilities in Excess of Other Assets — (42.3%)	(332,376,841)

		TOTAL NET ASSETS - 100.0%	$785,319,252

*	Non-income producing securities.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(b)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	Rating by Moody’s Investors Service. All ratings are unaudited.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.

(h)	Interest only security.

(i)	Illiquid security.

(j)	Security is currently in default.

(k)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(l)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

FSA	-	Financial Security Assurance
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions Inc.
MBIA-IBC	-	Municipal Bond Investors Assurance Corporation — Insured Bond Certificates
STRIPS	-	Separate Trading of Registered Interest and Principals
XCLA-ICR	-	XL Capital Assurance Inc. — Immediate Credit Recovery
See pages 92 and 93 for definition of ratings.
Core Fixed Income Investments

Summary of Investments by Security Type* (unaudited)

Mortgage-Backed Securities	55.8%
Corporate Bonds & Notes	17.1
Collateralized Mortgage Obligations	13.9
U.S. Government & Agency Obligations	3.3
U.S. Treasury Inflation Protected Securities	1.3
Municipal Bonds	1.3
Purchased Options	1.1
Asset-Backed Securities	1.1
Sovereign Bonds	1.0
Senior Loans	0.1
Preferred Stocks	0.0	**
Convertible Preferred Stock	0.0	**
Short-Term Investments	4.0

	100.0%

*	As a percentage of total investments.

**	Position represents less than 0.1%.
See Notes to Financial Statements.

Core Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
14,500,000	GBP	Swaption, 6 Month LIBOR, Call	3/18/09	$7.00	$4,240,330
35,800,000	EUR	Swaption, 6 Month LIBOR, Call	4/20/09	4.44	2,163,138

		Total United Kingdom			6,403,468

United States
63		Eurodollar Futures, Put	3/16/09	96.75	8,662
109		Eurodollar Futures, Call	3/16/09	98.25	57,225
7		Eurodollar Futures, Call	9/14/09	97.63	12,687
7,100,000		Swaption, 3 Month LIBOR, Call	2/2/09	4.60	704,234
15,500,000		Swaption, 3 Month LIBOR, Call	2/2/09	4.25	1,218,461
9,000,000		Swaption, 3 Month LIBOR, Call	7/6/09	4.90	1,028,630
88		U.S. Treasury Notes 10 Year, Call	2/20/09	118.00	380,875
22		U.S. Treasury Notes 10 Year, Put	2/20/09	111.00	4,125
84		U.S. Treasury Notes 10 Year, Put	2/20/09	110.00	10,500

		Total United States			3,425,399

		TOTAL WRITTEN OPTIONS (Premiums received — $5,206,657)			$9,828,867

Core Fixed Income Investments
Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC)
1,700,000	6.000% due 12/01/38(a)	1,736,922
	Federal National Mortgage Association (FNMA)
9,000,000	4.500% due 12/01/38(a)	8,870,625
9,600,000	5.000% due 12/01/38(a)	9,664,502
10,000,000	6.000% due 12/01/38(a)	10,223,440
400,000	6.500% due 12/01/38(a)	411,188
33,500,000	5.500% due 12/01/38-1/01/39(a)	34,035,079
	Government National Mortgage Association (GNMA)
10,500,000	5.500% due 12/01/38(a)	10,685,388
18,000,000	6.000% due 12/01/38(a)	18,385,308
	U.S. Treasury Notes
11,500,000	2.875% due 6/30/10	11,866,574
10,300,000	3.125% due 4/30/13	11,004,911
14,400,000	3.375% due 7/31/13	15,441,754
33,600,000	2.750% due 10/31/13	34,941,379
2,800,000	4.000% due 8/15/18	3,053,313

	TOTAL OPEN SHORT SALES (Proceeds — $167,716,401)	$170,320,383

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

Schedules of Investments
(unaudited)
High Yield Investments

Face
Amount	Rating ‡	Security	Value

CORPORATE BONDS & NOTES - 88.4%

Aerospace & Defense - 1.7%
$330,000	BB+	BE Aerospace Inc., Senior Unsecured Notes, 8.500% due 7/1/18	$273,075
275,000	BBB-	DRS Technologies Inc., Company Guaranteed Notes, 7.625% due 2/1/18	274,312
355,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 5.875% due 1/15/15	289,325
		Sequa Corp., Company Guaranteed Notes:
110,000	B-	11.750% due 12/1/15(a)	48,950
113,712	B-	13.500% due 12/1/15(a)(b)	43,779
870,000	CCC	Vought Aircraft Industries Inc., Senior Notes, 8.000% due 7/15/11	604,650

		Total Aerospace & Defense	1,534,091

Airlines - 1.1%
350,000	B+	Continental Airlines Inc., Pass Thru Certificates, 7.339% due 4/19/14	229,250
665,000	B-	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	468,825
		Delta Air Lines Inc., Pass Thru Certificates:
125,000	BBB-	7.570% due 11/18/10	105,000
174,252	B	8.954% due 8/10/14	100,195
136,541	BB+	United Airlines Inc., Pass Thru Certificates, Senior Secured Notes, 7.032% due 10/1/10	126,983

		Total Airlines	1,030,253

Auto Components - 1.0%
		Allison Transmission, Company Guaranteed Notes:
30,000	B-	11.000% due 11/1/15(a)	14,850
430,000	B-	11.250% due 11/1/15(a)(b)	174,150
480,000	B-	Exide Technologies, Senior Secured Notes, 10.500% due 3/15/13	259,200
110,000	CCC	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	42,350
330,000	B-	Titan International Inc., Company Guaranteed Notes, 8.000% due 1/15/12	259,050
		Visteon Corp., Senior Unsecured Notes:
286,000	CCC+	8.250% due 8/1/10	90,090
566,000	CCC+	12.250% due 12/31/16(a)	96,220

		Total Auto Components	935,910

Automobiles - 0.4%
90,000	CCC-	Ford Motor Co., Senior Unsecured Notes, 7.450% due 7/16/31	22,950
		General Motors Corp.:
525,000	CCC+	Senior Unsecured Notes, 7.200% due 1/15/11	143,062
830,000	CCC+	Senior Unsubordinated Notes, 8.375% due 7/15/33	186,750

		Total Automobiles	352,762

Beverages - 0.7%
425,000	BB-	Constellation Brands Inc., Company Guaranteed Notes, 7.250% due 5/15/17	354,875
525,000	CCC	Cott Beverages USA Inc., Company Guaranteed Notes, 8.000% due 12/15/11	312,375

		Total Beverages	667,250

Building Products - 0.7%
495,000	CCC	AMH Holdings Inc., Senior Discount Notes, step bond to yield, 11.250% due 3/1/14(c)	254,925
245,000	CCC+	Associated Materials Inc., Company Guaranteed Notes, 9.750% due 4/15/12	210,700
760,000	CCC	NTK Holdings Inc., Senior Discount Notes, step bond to yield, 10.750% due 3/1/14(c)	178,600

		Total Building Products	644,225

Chemicals - 0.3%
15,000	CCC+	Arco Chemical Co., Debentures, 10.250% due 11/1/10(d)	11,325
510,000	CCC-	Georgia Gulf Corp., Company Guaranteed Notes, 10.750% due 10/15/16	147,900
15,000	B	Huntsman International LLC, Company Guaranteed Notes, 7.875% due 11/15/14	9,975
480,000	CCC	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27(a)	79,200
27,000	BB+	Westlake Chemical Corp., Company Guaranteed Notes, 6.625% due 1/15/16	18,495

		Total Chemicals	266,895

Commercial Banks - 0.1%
60,000	AA-	Wells Fargo Capital XV, 9.750% due 9/26/49(c)	56,753

Commercial Services & Supplies - 4.6%
460,000	B-	ACE Cash Express Inc., Senior Notes, 10.250% due 10/1/14(a)	186,300
465,000	B	ARAMARK Corp., Company Guaranteed Notes, 8.500% due 2/1/15	388,275
475,000	B-	Cardtronics Inc., Company Guaranteed Notes, 9.250% due 8/15/13	354,469
450,000	B	Cenveo Corp., Senior Subordinated Notes, 7.875% due 12/1/13	227,812

Face
Amount	Rating ‡	Security	Value

767,000	B	DI Finance/DynCorp. International, Senior Subordinated Notes, 9.500% due 2/15/13	651,950
520,000	B	First Data Corp., 9.875% due 9/24/15	301,600
		Interface Inc.:
350,000	B-	Company Guaranteed Notes, 9.500% due 2/1/14	281,750
400,000	BB-	Senior Notes, 10.375% due 2/1/10	388,000
440,000	B	K Hovnanian Enterprises Inc., 11.500% due 5/1/13	338,800
480,000	B+	Mobile Services Group Inc./Mobile Storage Group Inc., Company Guaranteed Notes, 9.750% due 8/1/14	357,600
17,637	C	Realogy Corp., Company Guaranteed Notes, 11.000% due 4/15/14(b)	2,778
		RH Donnelley Corp.:
60,000	B-	Senior Discount Notes, step bond to yield, 6.875% due 1/15/13	8,100
100,000	B-	Senior Notes, 8.875% due 1/15/16	13,500
50,000	B+	RH Donnelley Inc., Company Guaranteed Notes, 11.750% due 5/15/15(a)	13,500
450,000	B-	RSC Equipment Rental Inc., Company Guaranteed Notes, 9.500% due 12/1/14	222,750
		US Investigations Services Inc., Company Guaranteed Notes:
20,000	CCC+	10.500% due 11/1/15(a)	14,700
355,000	CCC+	11.750% due 5/1/16(a)	225,425
185,000	BBB	Waste Management Inc., 7.375% due 8/1/10	178,015

		Total Commercial Services & Supplies	4,155,324

Communication Equipment - 0.4%
555,000	CCC+	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/1/12	396,825

Computers & Peripherals - 0.7%
335,000	CCC+	Activant Solutions Inc., Company Guaranteed Notes, 9.500% due 5/1/16	195,975
		Sungard Data Systems Inc., Company Guaranteed Notes:
340,000	B	9.125% due 8/15/13	265,200
380,000	B-	10.250% due 8/15/15	222,300

		Total Computers & Peripherals	683,475

Consumer Finance - 1.4%
		Ford Motor Credit Co., LLC:
1,775,000	B	Senior Unsecured Notes, 12.000% due 5/15/15	866,706
		Unsecured Notes:
160,000	CCC+	8.625% due 11/1/10	80,041
62,500	CCC+	7.569% due 1/13/12(c)	27,578
425,000	BBB-	SLM Corp., 3.765% due 10/25/11(c)	309,318

		Total Consumer Finance	1,283,643

Containers & Packaging - 1.4%
		Berry Plastics Holding Corp.:
240,000	CCC	Company Guaranteed Notes, 10.250% due 3/1/16	97,200
325,000	CCC+	Senior Secured Notes, 8.875% due 9/15/14	173,875
215,000	CCC+	Constar International Inc., Company Guaranteed Notes, 5.524% due 2/15/12(c)	97,825
		Graham Packaging Co. Inc., Company Guaranteed Notes:
535,000	CCC+	8.500% due 10/15/12	393,225
133,000	CCC+	9.875% due 10/15/14	84,455
145,000	BB+	Greif Inc., Senior Unsecured Notes, 6.750% due 2/1/17	122,525
144,798	NR	Newpage Holding Corp., Senior Unsecured Notes, 10.265% due 11/1/13(b)	65,521
150,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15(a)	103,500
170,000	CCC	Solo Cup Co., Company Guaranteed Notes, 8.500% due 2/15/14	106,250

		Total Containers & Packaging	1,244,376

Diversified Consumer Services - 1.3%
		Education Management LLC/Education Management Corp., Company Guaranteed Notes:
30,000	CCC+	8.750% due 6/1/14	21,900
280,000	CCC+	10.250% due 6/1/16	196,000
835,000	B	Hertz Corp., Company Guaranteed Notes, 10.500% due 1/1/16	338,175
250,000	B-	Pegasus Solutions Inc., Senior Notes, 10.500% due 4/15/15(a)(d)	171,250
555,000	B-	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14(a)	213,675
290,000	B-	TeamHealth Inc., Company Guaranteed Notes, 11.250% due 12/1/13	240,700

		Total Diversified Consumer Services	1,181,700

Diversified Financial Services - 5.8%

880,000	CCC+	AAC Group Holding Corp., Senior Unsecured Notes, step bond to yield, 10.250% due 10/1/12(a)(c)	795,300
130,000	BBB-	Capmark Financial Group Inc., Company Guaranteed Notes, 5.875% due 5/10/12	38,393
105,000	B-	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	59,325
2,000,000	B3e (e)	CDX North America High Yield, Secured Notes, 8.875% due 6/29/13(a)	1,620,000
400,000	A-	CIT Group Inc., Senior Unsecured Notes, 5.800% due 7/28/11	277,003
110,000	BB	El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(a)	91,791

570,000	B	Global Cash Access LLC/Global Cash Finance Corp., Senior Subordinated Notes, 8.750% due 3/15/12	447,450
		GMAC LLC:

Face
Amount	Rating ‡	Security	Value

1,040,000	CC	Bonds, 8.000% due 11/1/31	273,740
270,000	CC	Senior Unsecured Notes, 6.750% due 12/1/14	87,807
20,000	CC	Senior Unsubordinated Notes, 5.850% due 1/14/09	18,187

630,000	B-	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., Senior Unsecured Notes, 8.875% due 4/1/15(b)	261,450
265,000	A	JPMorgan Chase & Co., Junior Subordinated Notes, 7.900% due 12/30/49(c)	207,968
290,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	253,025
		Residential Capital LLC:
332,000	C	Secured Notes, 9.625% due 5/15/15(a)	35,690
282,000	CC	Senior Secured Notes, 8.500% due 5/15/10(a)	83,190
270,000	B-	Sensus Metering Systems Inc., Senior Subordinated Notes, 8.625% due 12/15/13	211,950
105,000	B	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14(a)(c)	62,475
		Vanguard Health Holdings Co.:
130,000	CCC+	I LLC, Company Guaranteed Notes, step bond to yeild, 11.250% due 10/1/15(c)	100,750
370,000	CCC+	II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	297,850

		Total Diversified Financial Services	5,223,344

Diversified Telecommunication Services - 8.2%
705,000	B-	Cincinnati Bell Inc., Company Guaranteed Notes, 8.375% due 1/15/14	524,344
35,000	BB	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	20,125
		Frontier Communications Corp.:
50,000	BB	Debentures Notes, 7.050% due 10/1/46	20,750
		Senior Unsecured Notes:
150,000	BB	6.250% due 1/15/13	118,125
520,000	BB	6.625% due 3/15/15	340,600
130,000	BB	7.875% due 1/15/27	64,350
495,000	B-	GC Impsat Holdings I PLC, Senior Unsecured Notes, 9.875% due 2/15/17(a)	284,625
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	334,875

140,000	D	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15(f)	1,400
165,000	CCC+	Intelsat Bermuda Ltd, Senior Unsecured Notes, 11.250% due 6/15/16	133,650
		Intelsat Jackson Holdings Ltd.:
90,000	CCC+	Company Guaranteed Notes, 11.500% due 6/15/16(a)	85,500
575,000	BB-	Senior Unsecured Notes, 9.500% due 6/15/16(a)	488,750
930,000	CCC+	Level 3 Financing Inc., Company Guaranteed Notes, 9.250% due 11/1/14	488,250
400,000	B+	Nordic Telephone Co. Holdings ApS, Secured Notes, 8.875% due 5/1/16(a)	292,000
215,000	NR	Primus Telecommunications GP, Notes, 3.750% due 9/15/10	102,125
		Qwest Communications International Inc.:
		Company Guaranteed Notes:
9,000	B+	5.649% due 2/15/09(c)	8,955
685,000	B+	7.500% due 2/15/14	448,675
850,000	B+	Senior Notes, Class B, 7.500% due 2/15/14	556,750
180,000	BBB-	Qwest Corp., Senior Notes, 7.625% due 6/15/15	136,800
535,000	NR	SAVVIS Inc., Senior Unsecured Notes, 3.000% due 5/15/12	250,112
		Sprint Capital Corp., Company Guaranteed Notes:
460,000	BB	7.625% due 1/30/11	331,348
60,000	BB	8.375% due 3/15/12	40,826
510,000	BB	6.875% due 11/15/28	250,343
90,000	BB	8.750% due 3/15/32	46,871
905,000	BB	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/1/16	502,953
465,000	B	Syniverse Technologies Inc., Company Guaranteed Notes, 7.750% due 8/15/13	272,025

545,000	CCC+	Time Warner Telecom Holdings Inc., Company Guaranteed Notes, 9.250% due 2/15/14	433,275
340,000	B-	Virgin Media Fianance PLC, Company Guaranteed Notes, 8.750% due 4/15/14	247,350
460,000	BB-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15(a)	379,500
365,000	BB	Windstream Corp., Company Guaranteed Notes, 8.625% due 8/1/16	286,525

		Total Diversified Telecommunication Services	7,491,777

Electric Utilities - 3.9%
545,000	BBB	Aquila Inc., Senior Unsecured Notes, 11.875% due 7/1/12	531,753
		Edison Mission Energy:
160,000	BB-	Senior Notes, 7.750% due 6/15/16	126,000
		Senior Unsecured Notes:
140,000	BB-	7.200% due 5/15/19	102,900
260,000	BB-	7.625% due 5/15/27	178,100
115,970	BB	Elwood Energy LLC, Secured Notes, 8.159% due 7/5/26	85,461
2,340,000	B-	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/1/17(a)(b)	1,257,750
75,576	BB-	FPL Energy National Wind, Secured Notes, 6.125% due 3/25/19(a)(d)	66,637

Face
Amount	Rating ‡	Security	Value

647,910	BB	Mirant Mid Atlantic Pass Through Trust A, Pass Thru Certificates, 10.060% due 12/30/28	576,639
		Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes:
510,000	CCC	10.500% due 11/1/15(a)	328,950
590,000	CCC	10.500% due 11/1/16(a)(b)	321,550

		Total Electric Utilities	3,575,740

Electrical Equipment - 0.4%
		General Cable Corp., Company Guaranteed Notes:
305,000	B+	6.258% due 4/1/15(c)	175,375
390,000	B+	1.000% due 10/15/12	208,650

		Total Electrical Equipment	384,025

Electronic Equipment & Instruments - 0.5%
355,000	BB-	Belden Inc., Senior Subordinated Notes, 7.000% due 3/15/17	266,250
320,000	B-	Sanmina-SCI Corp., Senior Subordinated Notes, 8.125% due 3/1/16	145,600

		Total Electronic Equipment & Instruments	411,850

Energy Equipment & Services - 2.6%
130,000	A-	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	142,939

500,000	BB	Compagnie Generale de Geophysique-Veritas, Company Guaranteed Notes, 7.500% due 5/15/15	327,500
145,000	BB-	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	92,075
535,000	B	Dynegy Holdings Inc., Senior Unsecured Notes, 7.750% due 6/1/19	358,450

500,000	B	Dynegy Roseton/Danskammer Pass Through Trust, Pass Thru Certificates, 7.670% due 11/8/16	356,650
335,000	B	Forbes Energy Services Ltd., Senior Secured Notes, 11.000% due 2/15/15	219,425
65,000	BB-	Gulfmark Offshore Inc., Company Guaranteed Notes, 7.750% due 7/15/14	47,450
245,000	BB+	Pride International Inc., Senior Unsecured Notes, 7.375% due 7/15/14	210,087
530,000	B-	Seitel Inc., Company Guaranteed Notes, 9.750% due 2/15/14	310,050
268,000	BBB-	Transcontinental Gas Pipe Line Corp., Senior Notes, Series B, 8.875% due 7/15/12	266,962

		Total Energy Equipment & Services	2,331,588

Food & Staples Retailing - 0.5%
35,000	BBB-	Delhaize America Inc., Debentures, 9.000% due 4/15/31	32,398
620,000	B-	Pantry Inc. (The), Company Guaranteed Notes, 7.750% due 2/15/14	437,100
40,000	B+	Stater Brothers Holdings Inc., Company Guaranteed Notes, 7.750% due 4/15/15	32,200

		Total Food & Staples Retailing	501,698

Food Products - 0.9%
175,000	B-	Central European Distribution Corp., 3.000% due 3/15/13	95,156
380,000	B+	Del Monte Corp., 9.125% due 12/15/12	345,800
		Dole Food Co. Inc., Company Guaranteed Notes:
140,000	B-	8.625% due 5/1/09	126,000
350,000	B-	7.250% due 6/15/10	248,500

		Total Food Products	815,456

Health Care Equipment & Supplies - 2.4%
		Advanced Medical Optics Inc.:
475,000	B-	Company Guaranteed Notes, 7.500% due 5/1/17	263,625
515,000	B-	Senior Subordinated Notes, 3.250% due 8/1/26	198,275
470,000	B	Bausch & Lomb Inc., Senior Unsecured Notes, 9.875% due 11/1/15(a)	364,250
		Biomet Inc., Company Guaranteed Notes:
295,000	B-	10.000% due 10/15/17	266,975
300,000	B-	10.375% due 10/15/17(b)	223,500
45,000	B-	11.625% due 10/15/17	33,975
690,000	BB+	Boston Scientific Corp., Senior Unsecured Notes, 6.400% due 6/15/16	545,100
325,000	B+	Hologic Inc., 2.000% due 12/15/37(c)	185,656
140,000	B	Invacare Corp., Company Guaranteed Notes, 9.750% due 2/15/15	125,650

		Total Health Care Equipment & Supplies	2,207,006

Health Care Providers & Services - 6.6%

660,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	532,950
465,000	CCC+	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	272,025
		DaVita Inc.:
635,000	B+	Company Guaranteed Notes, 6.625% due 3/15/13	565,150
190,000	B	Senior Subordinated Notes, 7.250% due 3/15/15	165,300
		HCA Inc.:
		Notes:
120,000	B-	9.000% due 12/15/14	81,357
60,000	B-	7.690% due 6/15/25	31,070
		Secured Notes:
1,110,000	BB-	9.250% due 11/15/16	904,650
1,070,000	BB-	9.625% due 11/15/16(b)	773,075

Face
Amount	Rating ‡	Security	Value

500,000	B+	Omnicare Inc., Debentures, 3.250% due 12/15/35	263,125
340,000	B	Res-Care Inc., Senior Notes, 7.750% due 10/15/13	307,700
1,010,000	CCC+	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	600,950
300,000	CCC+	Sun Healthcare Group Inc., Company Guaranteed Notes, 9.125% due 4/15/15	250,500
		Tenet Healthcare Corp.:
		Senior Notes:
200,000	B	6.375% due 12/1/11	153,000
579,000	B	9.875% due 7/1/14	419,775
100,000	B	Senior Unsecured Notes, 6.500% due 6/1/12	73,500

385,000	CCC+	United Surgical Partners International Inc., Company Guaranteed Notes, 8.875% due 5/1/17	254,100
		Universal Hospital Services Inc.:
35,000	B+	Secured Notes, 8.500% due 6/1/15(b)	26,775
40,000	B+	Senior Secured Notes, 5.943% due 6/1/15(c)	26,200
468,000	CCC+	US Oncology Holdings Inc., Senior Unsecured Notes, 8.334% due 3/15/12(b)	297,180

		Total Health Care Providers & Services	5,998,382

Hotels, Restaurants & Leisure - 4.3%
		Boyd Gaming Corp., Senior Subordinated Notes:
460,000	BB	6.750% due 4/15/14	278,300
30,000	BB	7.125% due 2/1/16	17,100
140,000	NR	Buffets Inc., Company Guaranteed Notes, 12.500% due 11/1/14(f)	1,050
360,000	C	Caesars Entertainment Inc., Company Guaranteed Notes, 8.125% due 5/15/11	124,200
80,000	B-	Denny’s Holdings Inc., Company Guaranteed Notes, 10.000% due 10/1/12	55,200
180,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Secured Notes, 12.000% due 10/15/15(a)	105,300
65,000	CCC+	EPL Finance Corp., Company Guaranteed Notes, 11.750% due 11/15/13	48,425
65,000	CCC	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp, 2nd Mortgage Notes, 10.250% due 6/15/15(a)	8,775
430,000	B+	Gaylord Entertainment Co., Company Guaranteed Notes, 8.000% due 11/15/13	257,462
200,000	BBB-	Host Hotels & Resorts LP, Senior Notes, 2.625% due 4/15/27(a)	124,000
265,000	CCC	Indianapolis Downs LLC & Capital Corp., Secured Notes, 11.000% due 11/1/12(a)	125,875

480,000	B	Inn of the Mountain Gods Resort & Casino, Company Guaranteed Notes, 12.000% due 11/15/10	160,800
190,000	BBB	International Game Technology, Senior Unsecured Notes, 2.600% due 12/15/36	175,750
570,000	B-	Isle of Capri Casino Inc., Senior Subordinated Notes, 7.000% due 3/1/14	245,100
525,000	B	Mandalay Resort Group, Senior Subordinated Notes, 7.625% due 7/15/13	181,125
335,000	B	MGM Mirage, Company Guaranteed Notes, 8.375% due 2/1/11	163,312
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
200,000	B	8.000% due 4/1/12	127,000
245,000	B	7.125% due 8/15/14	139,650
465,000	B+	OED Corp./Diamond Jo LLC, Company Guaranteed Notes, 8.750% due 4/15/12	323,175
190,000	BB-	Penn National Gaming Inc., Senior Subordinated Notes, 6.750% due 3/1/15	126,350
140,000	B+	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	102,900
415,000	BB+	Royal Caribbean Cruises Ltd., Senior Unsecured Notes, 7.000% due 6/15/13	251,075
250,000	CCC-	Sbarro Inc., Senior Unsecured Notes, 10.375% due 2/1/15	141,250
		Station Casinos Inc.:
15,000	CC	Senior Subordinated Notes, 6.625% due 3/15/18	1,425
		Senior Unsecured Notes:
145,000	CCC	6.000% due 4/1/12	45,675
325,000	CCC	7.750% due 8/15/16	100,750
260,000	B	Travelport LLC, Company Guaranteed Notes, 9.875% due 9/1/14	92,300
30,000	B+	Turning Stone Resort Casino Enterprise, Senior Notes, 9.125% due 9/15/14(a)	22,950
320,000	BBB-	Wynn Las Vegas Capital Corp., 1st Mortgage Notes, 6.625% due 12/1/14	228,000
170,000	BBB-	Yum! Brands Inc., 6.250% due 3/15/18	140,175

		Total Hotels, Restaurants & Leisure	3,914,449

Household Durables - 1.1%
20,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	16,000
230,000	B+	Elizabeth Arden Inc., Company Guaranteed Notes, 7.750% due 1/15/14	157,550
280,000	B	Jarden Corp., Company Guaranteed Notes, 7.500% due 5/1/17	183,400
330,000	B+	Libbey Glass Inc., Senior Secured Notes, 9.568% due 6/1/11(c)	148,500
		Norcraft Cos. LP/Norcraft Finance Corp.:
415,000	B-	Senior Discount Notes, step bond to yield, 9.750% due 9/1/12(c)	334,075
200,000	B+	Senior Subordinated Notes, 9.000% due 11/1/11	181,000

		Total Household Durables	1,020,525

Independent Power Producers & Energy Traders - 3.0%
		AES Corp.:
277,000	BB+	Secured Notes, 8.750% due 5/15/13(a)	245,166
		Senior Unsecured Notes:

Face
Amount	Rating ‡	Security	Value

290,000	BB-	7.750% due 10/15/15	205,175
290,000	BB-	8.000% due 10/15/17	201,550
200,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	174,000
1,480,000	B	NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/1/16	1,206,200
550,000	BB	Orion Power Holdings Inc., Senior Unsecured Notes, 12.000% due 5/1/10	536,250
250,000	BB	Reliant Energy Inc., Senior Secured Notes, 6.750% due 12/15/14	202,500

		Total Independent Power Producers & Energy Traders	2,770,841

Insurance - 0.4%
550,000	CCC+	HUB International Holdings Inc., Senior Unsecured Notes, 9.000% due 12/15/14(a)	366,437

Internet & Catalog Retail - 0.5%
290,000	BB	Expedia Inc., Company Guaranteed Notes, 8.500% due 7/1/16(a)	178,350
260,000	BB	HSN Inc., Company Guaranteed Notes, 11.250% due 8/1/16(a)	201,500
135,000	BB	Ticketmaster, Company Guaranteed Notes, 10.750% due 8/1/16(a)	68,175

		Total Internet & Catalog Retail	448,025

Internet Software & Services - 0.3%
405,000	NR	Terremark Worldwide Inc., Senior Unsecured Notes, 6.625% due 6/15/13(d)	275,873

IT Services - 0.2%
		Ceridian Corp.:
120,000	CCC+	11.250% due 11/15/15(a)	63,300
175,000	CCC+	Senior Unsecured Notes, 12.250% due 11/15/15(a)(b)	84,437

		Total IT Services	147,737

Machinery - 0.6%
375,000	BB	Terex Corp., Company Guaranteed Notes, 7.375% due 1/15/14	298,125
270,000	CCC	Thermadyne Holdings Corp., Company Guaranteed Notes, 10.500% due 2/1/14	214,650

		Total Machinery	512,775

Marine - 0.3%
445,000	B	Horizon Lines Inc., Senior Notes, 4.250% due 8/15/12	229,731

Media - 4.7%
		Affinion Group Inc., Company Guaranteed Notes:
125,000	B-	10.125% due 10/15/13	86,250
520,000	B-	11.500% due 10/15/15	306,800
629	CCC+	CanWest MediaWorks Inc., Senior Notes, 8.000% due 9/15/12(d)	248
1,592,000	CCC	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	429,840
118,000	CCC (g)	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 10.250% due 10/1/13	54,280
1,325,000	CCC	CCO Holdings LLC/Capital Corp., Senior Unsecured Notes, 8.750% due 11/15/13	761,875
		Cengage Learning Acquistions Inc.:
430,000	CCC+	Senior Notes, 10.500% due 1/15/15(a)	232,200
110,000	CCC+	Senior Subordinated Notes, step bond to yield, 11.625% due 7/15/15(a)(c)	47,575
		Charter Communications Holdings Capital Corp./Charter Communications Holdings Capital, Senior Discount Notes:
240,000	CCC	11.750% due 5/15/11	51,600
100,000	CCC	step bond to yield, 12.125% due 1/15/12(c)	42,250
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes,
390,000	B-	10.875% due 9/15/14(a)	281,775
195,000	CCC	CMP Susquehanna Corp., Company Guaranteed Notes, 9.875% due 5/15/14	35,588
		CSC Holdings Inc.:
180,000	BB	8.125% due 7/15/09	173,250
60,000	BB	8.500% due 6/15/15(a)	48,750
510,000	BB	Senior Notes, 7.625% due 4/1/11	453,900

270,000	B+	Dex Media West LLC/Dex Media West Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	60,075

80,000	BB	DirecTV Holdings LLC/DirecTV Financing Co., Company Guaranteed Notes, 8.375% due 3/15/13	74,000
		Echostar DBS Corp., Company Guaranteed Notes:
170,000	BB-	6.625% due 10/1/14	121,975
130,000	BB-	7.750% due 5/31/15	96,200
535,000	CCC	Idearc Inc., Company Guaranteed Notes, 8.000% due 11/15/16	46,813

460,000	CCC+	Marquee Holdings Inc., Senior Discount Notes, step bond to yield, 12.000% due 8/15/14(c)	262,200
540,000	B-	Mediacom LLC/Mediacom Capital Corp., Senior Unsecured Notes, 9.500% due 1/15/13	445,500
275,000	NR	Sinclair Broadcast Group Inc., 6.000% due 9/15/12	139,219
60,000	B+	Sun Media Corp., Company Guaranteed Notes, 7.625% due 2/15/13	49,800

		Total Media	4,301,963

Metals & Mining - 3.1%
160,000	BB-	AK Steel Corp., Company Guaranteed Notes, 7.750% due 6/15/12	113,200
410,000	BB	Arch Western Finance LLC, Senior Secured Notes, 6.750% due 7/1/13	332,100
		Century Aluminum Co., Company Guaranteed Notes:
160,000	BB-	7.500% due 8/15/14	92,800
305,000	BB-	1.750% due 8/1/24	141,063

Face
Amount	Rating ‡	Security	Value

250,000	B	Foundation PA Coal Co., Senior Unsecured Notes, 7.250% due 8/1/14	190,625
		Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes:
130,000	BBB-	8.250% due 4/1/15	94,355
1,005,000	BBB-	8.375% due 4/1/17	714,499
30,000	CCC	Metals USA Holdings Corp., Senior Unsecured Notes, 10.883% due 7/1/12(b)	8,400
340,000	CCC	Metals USA Inc., Company Guaranteed Notes, 11.125% due 12/1/15	210,800

895,000	B-	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 6.595% due 5/15/15(c)	295,350
1,140,000	CCC+	Noranda Aluminium Holding Corp., Senior Unsecured Notes, 8.345% due 11/15/14(c)	142,500
655,000	B+	Ryerson Inc., Secured Notes, 12.250% due 11/1/15(a)	409,375
15,000	B-	Tube City IMS Corp., Company Guaranteed Notes, 9.750% due 2/1/15	7,575
125,000	BB+	United States Steel Corp., 7.000% due 2/1/18	78,907

		Total Metals & Mining	2,831,549

Multiline Retail - 1.1%
460,000	B-	Carrols Corp., Company Guaranteed Notes, 9.000% due 1/15/13	308,200
390,000	CCC+	Dollar General Corp., Company Guaranteed Notes, 11.875% due 7/15/17(b)	314,925
70,000	BBB-	Macys Retail Holdings Inc., Company Guaranteed Notes, 10.625% due 11/1/10	59,574
125,000	CCC	Michaels Stores Inc., Company Guaranteed Notes, 10.000% due 11/1/14	40,000
		Neiman Marcus Group Inc.:
570,000	B+	Company Guaranteed Notes, 9.000% due 10/15/15(b)	245,100
30,000	BB+	Debentures Notes, 7.125% due 6/1/28	13,950

		Total Multiline Retail	981,749

Oil, Gas & Consumable Fuels - 10.7%
		Allis-Chalmers Energy Inc., Company Guaranteed Notes:
320,000	B+	9.000% due 1/15/14	188,800
235,000	B+	8.500% due 3/1/17	137,475
220,000	B-	Atlas Pipeline Partners LP, Company Guaranteed Notes, 8.750% due 6/15/18(a)	141,900
735,000	NR	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	518,175
380,000	B-	Brigham Exploration Co., Company Guaranteed Notes, 9.625% due 5/1/14	195,700
355,000	NR	Callon Petroleum Co., Senior Notes, 9.750% due 12/8/10	259,150
415,000	NR	Carrizo Oil & Gas Inc., Senior Unsecured Notes, 4.375% due 6/1/28	209,575
		Chesapeake Energy Corp.:
		Company Guaranteed Notes:
260,000	BB	6.375% due 6/15/15	183,300
245,000	BB	6.250% due 1/15/18	161,700
375,000	BB	7.250% due 12/15/18	264,375
110,000	BB	Senior Notes, 6.500% due 8/15/17	75,625
655,000	B	Comstock Resources Inc., Company Guaranteed Notes, 6.875% due 3/1/12	494,525
150,000	BBB	Consol Energy Inc., Company Guaranteed Notes, 7.875% due 3/1/12	130,875

75,000	B+	Copano Energy LLC/Copano Energy Finance Corp., Company Guaranteed Notes, 8.125% due 3/1/16(d)	53,625
250,000	B-	Dune Energy Inc., Senior Secured Notes, 10.500% due 6/1/12	108,750
		El Paso Corp., Senior Unsecured Notes:
500,000	BB-	8.050% due 10/15/30	317,945
350,000	BB-	Senior Unsecured Notes, 7.800% due 8/1/31	223,978
		Enterprise Products Operating LP, Company Guaranteed Notes:
190,000	BB	8.375% due 8/1/66(c)	118,893
60,000	BB	7.034% due 1/15/68(c)	31,242
410,000	B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	317,750
220,000	BB-	Helix Energy Solutions Group Inc., Senior Unsecured Notes, 9.500% due 1/15/16(a)	116,600
855,000	B-	International Coal Group Inc., Company Guaranteed Notes, 10.250% due 7/15/14	649,800
165,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 8.375% due 12/1/14	115,913
		Mariner Energy Inc., Company Guaranteed Notes:
90,000	B+	7.500% due 4/15/13	58,950
540,000	B+	8.000% due 5/15/17	291,600
		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes:
275,000	B+	6.875% due 11/1/14	182,875
420,000	B+	8.750% due 4/15/18	266,700

360,000	B+	North American Energy Partners Inc., Company Guaranteed Notes, 8.750% due 12/1/11	271,800
300,000	B	Parallel Petroleum Corp., Senior Unsecured Notes, 10.250% due 8/1/14	189,000
470,000	BB+	Peabody Energy Corp., 7.375% due 11/1/16	406,550
		PetroHawk Energy Corp., Company Guaranteed Notes:
390,000	B	9.125% due 7/15/13	300,300
60,000	B	7.875% due 6/1/15(a)	42,600
485,000	B+	Petroleum Development Corp., Company Guaranteed Notes, 12.000% due 2/15/18	334,650
710,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.375% due 5/15/12	482,800

Face
Amount	Rating ‡	Security	Value

170,000	BB	Plains Exploration & Production Co., Company Guaranteed Notes, 7.750% due 6/15/15	124,100
345,000	B	Quicksilver Resources Inc., Company Guaranteed Notes, 8.250% due 8/1/15	224,250
		SandRidge Energy Inc.:
20,000	B-	Company Guaranteed Notes, 8.625% due 4/1/15(b)	12,800
560,000	B-	Senior Unsecured Notes, 8.000% due 6/1/18(a)	361,200
470,000	NR	SemGroup LP, Senior Notes, 8.750% due 11/15/15(a)(d)(f)	11,750
150,000	BB+	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18(a)	127,500
140,000	B+	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	104,300
50,000	B	Targa Resources Partners LP, Senior Notes, 8.250% due 7/1/16(a)	32,750
160,000	BB+	Tesoro Corp., Company Guaranteed Notes, 6.500% due 6/1/17	94,400
155,000	BBB+	Transocean Inc., Senior Unsecured Notes, 1.625% due 12/15/37	131,944
325,000	B	United Refining Co., Company Guaranteed Notes, 10.500% due 8/15/12	203,125
230,000	D	VeraSun Energy Corp., Company Guaranteed Notes, 9.375% due 6/1/17(f)	27,600
80,000	B	W&T Offshore Inc., Company Guaranteed Notes, 8.250% due 6/15/14(a)	50,000
440,000	BB-	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	299,200
160,000	BB+	Williams Cos. Inc., Senior Unsecured Notes, 7.500% due 1/15/31	105,018

		Total Oil, Gas & Consumable Fuels	9,753,433

Paper & Forest Products - 1.1%
330,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14	179,850
185,000	BB-	Domtar Corp., Company Guaranteed Notes, 9.500% due 8/1/16	148,000
325,000	B	Mercer International Inc., Senior Unsecured Notes, 9.250% due 2/15/13	170,625
525,000	B-	NewPage Corp., Senior Secured Notes, 9.443% due 5/1/12(c)	278,250
120,000	BB-	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16(a)	103,800

280,000	CCC+	Verso Paper Holdings LLC/Verson Paper Inc., Company Guaranteed Notes, 11.375% due 8/1/16	105,000

		Total Paper & Forest Products	985,525

Pharmaceuticals - 0.2%
280,000	CC	Angiotech Pharmaceuticals Inc., Company Guaranteed Notes, 6.560% due 12/1/13(c)	161,000
585,000	NR	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(d)(f)	30,713

		Total Pharmaceuticals	191,713

Real Estate Investment Trusts (REITs) - 0.7%

135,000	D	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, 9.500% due 10/1/15(f)	27,675
1,205,000	BB	CBG Florida REIT Corp., Unsecured Notes, 7.114% due 12/31/49(a)(c)(d)	22,806
205,000	BB-	Felcor Lodging LP, Company Guaranteed Notes, 8.500% due 6/1/11	142,988
		Forest City Enterprises Inc., Senior Unsecured Notes:
90,000	B+	7.625% due 6/1/15	45,450
270,000	B+	6.500% due 2/1/17	136,350
		Realogy Corp., Company Guaranteed Notes:
270,000	C	10.500% due 4/15/14	48,600
240,000	C	12.375% due 4/15/15	39,600

183,000	BBB-	Ventas Realty LP/Ventas Capital Corp., Company Guaranteed Notes, 9.000% due 5/1/12	168,360

		Total Real Estate Investment Trusts (REITs)	631,829

Road & Rail - 1.1%
50,000	BB-	American Railcar Industries Inc., Senior Unsecured Notes, 7.500% due 3/1/14	36,250
630,000	BB-	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 9.375% due 5/1/12	504,000
500,000	BB-	Kansas City Southern Railway, Company Guaranteed Notes, 7.500% due 6/15/09	473,750

		Total Road & Rail	1,014,000

Semiconductors & Semiconductor Equipment - 0.6%
490,000	NR	Conexant Systems Inc., Subordinated Notes, 4.000% due 3/1/26	239,488
595,000	NR	RF Micro Devices Inc., Subordinated Notes, 1.000% due 4/15/14	174,038
500,000	B	Spansion Inc., Senior Secured Notes, 5.328% due 6/1/13(a)(c)	107,500

		Total Semiconductors & Semiconductor Equipment	521,026

Software - 0.2%
240,000	B-	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	140,400

Specialty Retail - 1.7%
45,000	BB-	Ace Hardware Corp., Senior Secured Notes, 9.125% due 6/1/16(a)	33,075
265,000	CCC	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	132,500
320,000	B-	Collective Brands Inc., Company Guaranteed Notes, 8.250% due 8/1/13	225,600
275,000	B-	Eye Care Centers of America, Company Guaranteed Notes, 10.750% due 2/15/15	259,875
265,000	BB+	GameStop Corp., Company Guaranteed Notes, 8.000% due 10/1/12	231,875
65,000	B+	Inergy LP/Inergy Finance Corp., Company Guaranteed Notes, 8.250% due 3/1/16	48,100
405,000	B-	Rite Aid Corp., Senior Secured Notes, 7.500% due 3/1/17	232,875
460,000	B+	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 6.875% due 12/15/13	354,200

		Total Specialty Retail	1,518,100

Face
Amount	Rating ‡	Security	Value

Textiles, Apparel & Luxury Goods - 0.4%
169,000	B+	Oxford Industries Inc., Company Guaranteed Notes, 8.875% due 6/1/11	120,835
390,000	B-	Perry Ellis International Inc., Company Guaranteed Notes, 8.875% due 9/15/13	224,250

		Total Textiles, Apparel & Luxury Goods	345,085

Tobacco - 0.2%
		Alliance One International Inc., Company Guaranteed Notes:
180,000	B+	8.500% due 5/15/12	135,900
40,000	B+	11.000% due 5/15/12	33,800

		Total Tobacco	169,700

Trading Companies & Distributors - 0.7%
245,000	B	Ashtead Capital Inc., Senior Secured Notes, 9.000% due 8/15/16(a)	143,325
360,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	189,000
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	188,370
205,000	B	WESCO International Inc., Company Guaranteed Notes, 1.750% due 11/15/26	109,163

		Total Trading Companies & Distributors	629,858

Transportation Infrastructure - 0.1%
		Swift Transportation Co. Inc., Secured Notes:
400,000	B-	9.899% due 5/15/15(a)(c)	58,000
115,000	B-	12.500% due 5/15/17(a)	18,975

		Total Transportation Infrastructure	76,975

Wireless Telecommunication Services - 3.5%
160,000	B-	ALLTEL Communications Inc., Company Guaranteed Notes, 10.375% due 12/1/17(a)(b)	188,000
490,000	CCC+	Centennial Communication Corp., Senior Notes, 10.000% due 1/1/13	494,900
505,000	B-	Cricket Communications Inc., Company Guaranteed Notes, 9.375% due 11/1/14	403,369
325,000	B	GCI Inc., Senior Unsecured Notes, 7.250% due 2/15/14	262,438
160,000	B	iPCS Inc., Senior Unsecured Notes, 5.318% due 5/1/13(c)	112,800
45,000	B	MetroPCS Wireless Inc., Senior Unsecured Notes, 9.250% due 11/1/14	37,125
645,000	BB	Millicom International Cellular SA, Senior Unsecured Notes, 10.000% due 12/1/13	535,350
220,000	BB	Nextel Communications Inc., Company Guaranteed Notes, 6.875% due 10/31/13	92,448
620,000	NR	NII Holdings Inc., Senior Unsecured Notes, 3.125% due 6/15/12	346,425
905,000	CCC+	PAETEC Holding Corp., Company Guaranteed Notes, 9.500% due 7/15/15	509,063
200,000	BB-	Windstream Corp., Company Guaranteed Notes, 8.125% due 8/1/13	166,000

		Total Wireless Telecommunication Services	3,147,918

		TOTAL CORPORATE BONDS & NOTES (Cost — $120,221,316)	80,301,564

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
224,435		Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(c)	72,107
9,243		Ocwen Residential MBS Corp., Series 1998-R1, Class B4, 7.000% due 10/25/40(c)(h)	203

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $164,976)	72,310

Shares
PREFERRED STOCKS - 0.3%

FINANCIALS - 0.3%

Commercial Banks - 0.3%
410	Bank of America Corp., 7.250%	248,050

Diversified Financial Services - 0.0%
4,700	Federal National Mortgage Association (FNMA), 8.250%(c)	4,994

	TOTAL FINANCIALS	253,044

TELECOMMUNICATION SERVICES - 0.0%

Media - 0.0%
20,000	Ion Media Networks Inc., Series B, 12.000%	200

	TOTAL PREFERRED STOCKS (Cost — $521,171)	253,244

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $120,907,463)	80,627,118

Face
Amount
SHORT-TERM INVESTMENTS - 8.5%

CORPORATE NOTE - 0.2%
$205,000	Ford Motor Credit Co., LLC, Senior Unsecured Notes, 9.203% due 4/15/09 (Cost — $194,487)(c)	194,487

TIME DEPOSITS - 8.3%
6,523,630	Bank of America — Toronto, 0.400% due 12/1/08	6,523,630
1,020,988	JPMorgan Chase & Co. — London, 0.400% due 12/1/08	1,020,988

	TOTAL TIME DEPOSITS (Cost — $7,544,618)	7,544,618

Face
Amount
	TOTAL SHORT-TERM INVESTMENTS (Cost — $7,739,105)	7,739,105

	TOTAL INVESTMENTS - 97.3% (Cost — $128,646,568#)	88,366,223
	Other Assets in Excess of Liabilities	2,409,631

	TOTAL NET ASSETS - 100.0%	$90,775,854

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-kind security for which part of the income earned maybe paid as additional principal.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(d)	Illiquid security.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Security is currently in default.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.

(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

#	Aggregate cost for federal income tax purposes is substantially the same.
See Pages 92 and 93 for definitions of ratings.

Summary of Investments by Security Type*

Corporate Bonds & Notes	90.9%
Collateralized Mortgage Obligations	0.1
Preferred Stocks	0.3
Short-Term Investments	8.7

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
International Fixed Income Investments

Face
Amount	†	Security	Value

SOVEREIGN BONDS - 29.5%

Canada - 3.4%
$5,000,000	CAD	Canada Housing Trust, 3.950% due 6/15/13(a)	$4,218,466
800,000	CAD	Government of Canada, 8.000% due 6/1/23(a)	941,254
		Province of Ontario Canada:
300,000	CAD	6.200% due 6/2/31(a)	271,668
1,500,000	CAD	4.700% due 6/2/37(a)	1,142,213
1,500,000	CAD	Province of Quebec Canada, 5.750% due 12/1/36(a)	1,281,397

		Total Canada	7,854,998

France - 1.8%
		Government of France:
1,900,000	EUR	5.500% due 4/25/29	2,876,061
900,000	EUR	4.750% due 4/25/35	1,285,132

		Total France	4,161,193

Germany - 8.5%
1,500,000	EUR	Bundesobligatioen, 3.500% due 4/12/13	1,968,056
		Bundesrepublik Deutschland:
500,000	EUR	3.750% due 1/4/15(a)	666,432
5,800,000	EUR	6.250% due 1/4/24-1/4/30(a)	9,551,964
600,000	EUR	4.750% due 7/4/34(a)	866,198
5,000,000	EUR	4.250% due 7/4/39(a)	6,918,103

		Total Germany	19,970,753

Ireland - 0.4%
800,000	EUR	Irish Government Treasury, Senior Unsubordinated Notes, 4.400% due 6/18/19	1,019,639

Italy - 0.1%
145,440	EUR	Banca Intesa SpA, Series 1, Class A2, 4.181% due 8/28/23(b)	177,147

Japan - 11.5%
		Japan Government:
1,070,000,000	JPY	1.500% due 12/20/17	11,436,715
80,000,000	JPY	2.400% due 3/20/34	869,756
250,000,000	JPY	2.300% due 6/20/35	2,666,845
1,077,000,000	JPY	2.500% due 9/20/35-9/20/37	11,962,025

		Total Japan	26,935,341

Netherlands - 1.1%
2,000,000	EUR	Netherlands Government, 4.000% due 1/15/37	2,585,428

United Kingdom - 2.7%
		United Kingdom Treasury Gilt:
2,700,000	GBP	4.250% due 6/7/32-3/7/36	4,063,136
1,330,000	GBP	4.750% due 9/7/15-12/7/38	2,258,956

		Total United Kingdom	6,322,092

		TOTAL SOVEREIGN BONDS (Cost — $66,792,037)	69,026,591

ASSET-BACKED SECURITIES - 3.6%

Credit Card - 1.7%
		BA Credit Card Trust:
1,300,000		Series 2006-A9, Class A9, 1.433% due 2/15/13(a)(b)	1,175,409
1,000,000		Series 2008-A5, Class A5, 2.623% due 12/16/13(a)(b)	886,756
		Chase Issuance Trust:
600,000		Series 2006-A3, Class A3, 1.413% due 7/15/11(a)(b)	586,231
200,000		Series 2008-A13, Class A13, 4.319% due 9/15/15(a)(b)	167,750
1,300,000		Ford Credit Auto Owner Trust, Series 2008-C, Class A2B, 2.323% due 1/15/11(a)(b)	1,258,067

		Total Credit Card	4,074,213

Student Loan - 1.9%

Face
Amount	†	Security	Value

678,587		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 4.485% due 4/25/38(a)(b)	542,551
564,710		Nelnet Student Loan Trust, Series 2008-4, Class A1, 4.065% due 4/27/15(a)(b)	559,634
		SLM Student Loan Trust:
258,306		Series 2003-6, Class A4, 3.019% due 12/17/18(a)(b)	240,105
666,909		Series 2008-4, Class A1, 4.215% due 7/25/13(a)(b)	659,263
1,300,000		Series 2008-7, Class A2, 4.035% due 10/25/17(a)(b)	1,220,375
		South Carolina Student Loan Corp.:
670,763		Series 2008-1, Class A1, 3.311% due 9/2/14(a)(b)	652,421
500,000		Series 2008-1, Class A2, 3.361% due 3/1/18(a)(b)	450,860

		Total Student Loan	4,325,209

		TOTAL ASSET-BACKED SECURITIES (Cost — $9,002,047)	8,399,422

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.8%
600,000		Arran Master Trust, Series 2005-B, Class A1, 2.869% due 12/15/12(b)	555,275
165,364		Banc of America Commercial Mortgage Inc., Series 2007-2, Class A1, 5.421% due 4/10/49(a)	141,415
290,982		Banc of America Mortgage Securities Inc., Series 2004-4, Class 1A9, 5.000% due 5/25/34(a)	251,114
		Bear Stearns Adjustable Rate Mortgage Trust:
72,209		Series 2003-7, Class 6A, 4.645% due 10/25/33(a)(b)	62,815
220,860		Series 2004-2, Class 22A, 4.413% due 5/25/34(a)(b)	167,345
46,042		Series 2004-2, Class 23A, 4.630% due 5/25/34(a)(b)	45,156
536,331		Series 2005-2, Class A1, 4.125% due 3/25/35(a)(b)	455,105
212,673		Series 2005-2, Class A2, 4.125% due 3/25/35(a)(b)	167,687
327,289		Series 2005-5, Class A1, 4.130% due 8/25/35(a)(b)	274,691
362,066		Series 2005-5, Class A2, 4.550% due 8/25/35(a)(b)	297,801
68,057		Series 2007-AR6, Class A1, 4.487% due 8/25/33(a)(b)	60,623
		Bear Stearns Alt-A Trust:
50,177		Series 2005-7, Class 22A1, 5.499% due 9/1/35(a)(b)	33,504
267,108		Series 2005-9, Class 24A1, 5.577% due 11/1/35(a)(b)	182,858
395,726		Series 2006-5, Class 2A2, 6.250% due 8/25/36(a)(b)	199,051
360,084		Series 2006-6, Class 31A1, 5.756% due 11/1/36(a)(b)	154,704
595,346		Series 2006-6, Class 32A1, 5.756% due 11/25/36(a)(b)	299,927
328,709		Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 5.661% due 1/26/36(a)(b)	205,757
900,000		Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 2.578% due 2/5/19(a)(b)(d)	725,676
		Countrywide Alternative Loan Trust:
516,509		Series 2006-OA1, Class 2A1, 1.663% due 3/20/46(a)(b)	215,539
176,703		Series 2007-11T1, Class A12, 1.745% due 5/25/37(a)(b)	71,806
85,998		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	41,246
171,446		Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	106,903
		Countrywide Asset-Backed Certificates:
238,129		Series 2005-15, Class A, 1.505% due 10/25/46(a)(b)	222,009
141,683		Series 2006-17, Class 2A1, 1.445% due 3/25/47(a)(b)	136,503
		Countrywide Home Loan Mortgage Pass Through Trust:
22,020		Series 2004-12, Class 11A1, 4.723% due 8/25/34(a)(b)	13,323
77,552		Series 2005-11, Class 3A1, 4.520% due 4/25/35(a)(b)	58,210
347,403		Series 2005-2, Class 1A1, 1.715% due 3/25/35(a)(b)	151,816
46,431		Series 2005-3, Class 2A1, 1.685% due 4/25/35(a)(b)	20,530
300,023		Series 2005-9, Class 1A3, 1.625% due 5/25/35(a)(b)	131,236
198,624		Series 2005-HYB9, Class 3A2A, 5.250% due 2/20/36(a)(b)	105,532
90,969		Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	64,269
303,346		Crusade Global Trust, series 2004-2, Class A2, 4.331% due 11/19/37(b)	337,523

90,781		CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.556% due 8/25/33(a)(b)	74,418
400,000		CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, 5.684% due 12/1/36(a)(b)	261,078
		Federal Home Loan Mortgage Corp. (FHLMC):
283,610		Series 2391, Class FJ, 1.923% due 4/15/28(a)(b)	286,082
178,814		Series 2526, Class CA, 5.000% due 6/15/16(a)	180,422
649,429		Series 3174, Class FM, 1.663% due 5/15/36(a)(b)	627,014
116,631		Structured Pass Through Securities Series T-35, Class A, 1.675% due 9/25/31(a)(b)	108,892
169,333		Structured Pass Through Securities Series T-62, Class 1A1, 3.864% due 10/25/44(a)(b)	162,185
		First Horizon Asset Securities Inc.:
11,636		Series 2003-AR2, Class 2A1, 4.429% due 7/25/33(a)(b)	11,178
42,333		Series 2003-AR4, Class 2A1, 4.742% due 12/25/33(a)(b)	33,274
172,389		GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.500% due 9/25/34(a)	164,785
		Government National Mortgage Association (GNMA):
644,821		Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	628,800
3,498,864		Series 2007-2, Class PA, 5.500% due 6/20/35(a)	3,547,245
41,007		GSR Mortgage Loan Trust, Series 2003-1, Class A2, 4.496% due 3/1/33(a)(b)	34,346
		Harborview Mortgage Loan Trust:
88,031		Series 2003-1, Class A, 5.156% due 5/19/33(a)(b)	63,623

Face
Amount	†	Security	Value

75,393		Series 2006-12, Class 2A2A, 1.664% due 1/19/38(a)(b)	30,198
267,256		Series 2006-SB1, Class A1A, 3.329% due 12/19/36(a)(b)	98,083
96,912		Indymac Residential Asset Backed Trust, Series 2006-D, Class 2A1, 1.445% due 11/25/36(a)(b)	94,940
35,590,000		JLOC Ltd., Series 36A, Class A1, 1.155% due 2/16/16(a)(b)(d)	365,426
191,182		JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(b)	146,080
		JP Morgan Mortgage Trust:
61,308		Series 2001-A1, Class 6T1, 5.025% due 2/1/35(a)(b)	43,938
57,444		Series 2003-A2, Class 3A1, 4.371% due 11/25/33(a)(b)	44,099
560,669		Series 2005-A8, Class 1A1, 5.401% due 11/25/35(a)(b)	395,698
		Lehman XS Trust:
101,560		Series 2006-12N, Class A1A1, 1.475% due 8/25/46(a)(b)	100,437
66,289		Series 2006-GP1, Class A1, 1.485% due 5/25/46(a)(b)	64,866
600,000		Locat Securitisation Vehicle S.r.l., Series 2006-4, Class A2, 5.119% due 12/12/28(b)	696,929
44,838		Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 1.675% due 10/25/34(a)(b)	27,435
38,333		Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class A4, 4.134% due 7/25/34(a)(b)	35,956
		Merrill Lynch Mortgage Investors Inc.:
28,498		Series 2003-A2, Class 1A1, 5.687% due 2/25/33(a)(b)	26,251
268,191		Series 2005-2, Class 1A, 3.819% due 10/25/35(a)(b)	202,862
77,395		Series 2005-A8, Class A3A2, 1.645% due 8/25/36(a)(b)	37,686
700,000		Series 2008-LAQA, Class A1, 4.678% due 7/9/21(a)	579,055
529,173		Opteum Mortgage Acceptance Corp., 1.655% due 7/25/35(a)(b)	439,952
700,000		Permanent Financing PLC, Series 4, Class 5A2, 5.887% due 6/10/42(b)	987,038
		Puma Finance Ltd.:
528,507		Series G5, Class A1, 2.243% due 2/21/38(a)(b)(c)(d)	493,982
187,392		Series P10, Class BA, 5.570% due 7/12/36(b)(e)	118,449
644,882		Series P11, Class BA, 4.813% due 8/22/37(b)	398,033
		Residential Accredit Loans Inc.:
588,316		Series 2006-Q03, Class A1, 1.605% due 4/25/46(a)(b)	252,330
180,104		Series 2007-QO2, Class A1, 1.545% due 2/25/47(a)(b)	60,845
		Residential Asset Securitization Trust:
72,496		Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	56,517
143,171		Series 2006-R1, Class A2, 1.795% due 1/25/46(a)(b)	77,646
363,969		Silver Arrow S.A. Series 2, Class A, 3.939% due 8/15/14(b)	456,300
18,531		Soundview Home Equity Loan Trust, Series 2006-EQ1, Class A1, 1.445% due 10/25/36(a)(b)	18,328
		Structured Adjustable Rate Mortgage Loan Trust:
39,545		Series 2004-1, Class 4A1, 4.180% due 2/25/34(a)(b)	24,233
131,152		Series 2004-19, Class 2A1, 3.656% due 1/25/35(a)(b)	65,676
176,480		Series 2004-4, Class 3A2, 4.590% due 4/25/34(a)(b)	101,869
		Structured Asset Mortgage Investments Inc.:
185,103		Series 2005-AR2, Class 2A1, 1.625% due 5/25/45(a)(b)	95,410
197,450		Series 2005-AR8, Class A1A, 1.675% due 2/25/36(a)(b)	85,564
681,514		Series 2006-AR3, Class 12A1, 1.615% due 5/25/36(a)(b)	277,648
123,429		Series 2006-AR5, Class 1A1, 1.605% due 5/25/46(a)(b)	53,512
200,000		Series 2007-AR4, Class A3, 1.615% due 9/25/47(a)(b)	18,132
288,298		Series 2007-AR6, Class A1, 4.165% due 8/25/47(a)(b)	118,322
		Swan Trust:
615,391		Series 2006-1E, Class A1, 2.315% due 5/12/37(b)	552,799
791,218		Series 2006-1E, Class A2, 4.975% due 5/12/37(b)	483,892
609,702		Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 1.515% due 9/25/46(a)(b)	504,992
945,940		Torrens Trust, Series 2007-1, Class A, 5.410% due 9/19/14(b)(c)	584,557
1,300,000		Turquoise Card Backed Securities PLC., Series 2007-1, Class A, 1.463% due 6/15/12(a)(b)	1,184,625
		Wachovia Bank Commercial Mortgage Trust:
700,000		Series 2005-APB, Class C17, 5.037% due 3/15/42(a)	575,022
500,000		Series 2006-C23, Class A, 5.416% due 1/15/45(a)(b)	336,627
500,000		Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	331,267
617,546		Series 2006-WL7A, Class A1, 1.513% due 9/15/21(a)(b)(d)	466,124
77,963		WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class A3, 3.604% due 7/25/46(a)(b)	27,439
		WaMu Mortgage Pass Through Certificates:
23,750		Series 2003-AR5, Class A7, 4.562% due 6/25/33(a)(b)	21,369
171,289		Series 2005-AR13, Class A1A1, 1.685% due 10/25/45(a)(b)	69,890
285,572		Series 2006-AR13, Class 2A, 4.193% due 10/25/46(a)(b)	146,224
		Washington Mutual Inc.:
8,888		Series 2001-7, Class A, 4.051% due 5/25/41(a)(b)	7,708
108,460		Series 2002-AR9, Class 1A, 3.879% due 8/25/42(a)(b)	75,837
581,744		Series 2003-AR9, Class 1A5, 4.567% due 9/25/33(a)(b)	570,503
2,000,000		Series 2003-AR9, Class 1A6, 4.567% due 9/25/33(a)(b)	1,661,961
395,242		Series 2006-AR3, Class A1A, 3.479% due 2/25/46(a)(b)	166,423
179,708		Series 2006-AR4, Class 2A1A, 4.269% due 5/25/46(a)(b)	99,777
		Wells Fargo Mortgage Backed Securities Trust:

Face
Amount	†	Security	Value

576,640		Series 2006-AR2, Class 2A1, 4.950% due 3/25/36(a)(b)	375,022
153,915		Series 2006-AR8, Class 1A1, 5.547% due 4/25/36(a)(b)	139,744

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $34,551,407)	27,711,818

CORPORATE BONDS & NOTES - 39.7%

Australia - 0.2%
500,000		National Australia Bank, Subordinated Notes, 3.253% due 6/19/17(b)	393,418

Canada - 1.3%
1,400,000	CAD	Broadway Credit Card, Trust Subordinated Notes, 5.234% due 6/17/11(a)	1,136,567
1,500,000	CAD	Golden Credit Card Trust, Asset Backed, 5.106% due 4/15/11(a)	1,239,758
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 2.896% due 5/3/12(a)(b)	162,028
600,000		Suncor Energy Inc., Senior Unsecured, 6.100% due 6/1/18(a)	507,132

		Total Canada	3,045,485

Cayman Island - 1.0%
500,000	EUR	Hutchison Whampoa Finance Ltd., 5.875% due 7/8/13	547,704
1,000,000		Mizuho Finance Subordinated Notes, 8.375% due 12/31/49	926,340
		MUFG Capital Finance:
900,000		1 Ltd. Subordinated Notes, 6.346% due 12/31/49(a)(b)	632,653
200,000	EUR	2 Ltd. Senior Subordinated Notes, 4.850% due 12/31/49(b)	161,195

		Total Cayman Island	2,267,892

Denmark - 0.8%
11,948,962	DKK	Realkredit Danmark A/S, Secured Notes, 5.000% due 10/1/38(b)	1,853,180

France - 2.5%
200,000	EUR	BNP Paribas, Subordinated Notes, 7.781% due 12/31/49(b)	196,270
300,000	EUR	Caisse Nationale des Caisses d’Epargne et de Prevoyance Subordinated Notes, 6.117% due 12/31/49(b)	210,554
500,000	EUR	CM-CIC Covered Bonds, Secured Notes, 5.250% due 6/9/10	648,421
300,000	EUR	France Telecom SA, Senior Unsubordinated Medium-Term Note, 7.250% due 1/28/13	411,548
2,100,000	EUR	Groupe Caisse d’Epargne, Covered Bonds, 5.250% due 9/17/10	2,726,432
1,800,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 12/31/49(b)	1,626,838

		Total France	5,820,063

Germany - 0.6%
1,400,000		Deutsche Bank AG London, Notes, 4.875% due 5/20/13(a)	1,343,209
100,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 8.750% due 6/15/30(a)	94,844

		Total Germany	1,438,053

Greece - 0.2%
370,000	EUR	Public Power Corp., Notes, 4.500% due 3/12/09	470,661

Ireland - 0.7%
900,000	GBP	General Electric Capital UK Funding, Company Guaranteed Notes, 6.000% due 4/11/13	1,284,207
800,000		TransCapitalInvest Ltd. for OJSC AK Transneft, Secured Notes, 8.700% due 8/7/18(a)(d)	456,594

		Total Ireland	1,740,801

Italy - 0.4%
720,000	EUR	Telecom Italia SpA, Medium-Term Note, 6.250% due 2/1/12	862,906

Japan - 1.1%
200,000	EUR	Bank of Tokyo-Mitsubishi UFJ Ltd., Subordinated Notes, 3.500% due 12/16/15(b)	237,201
400,000		Resona Bank Ltd., Subordinated Notes, 5.850% due 12/31/49(a)(b)(d)	228,598
		Sumitomo Mitsui:
100,000,000	JPY	1.418% due 12/31/49(c)	1,023,586
100,000,000	JPY	1.816% due 12/31/49	1,036,243

		Total Japan	2,525,628

Luxembourg - 0.1%
400,000		Covidien International Finance SA, Senior Unsecured Notes, 6.000% due 10/15/17(a)	370,652

Netherlands - 2.4%

500,000		Deutsche Telekom International Finance BV, Company Guaranteed Notes, 6.750% due 8/20/18(a)	449,259
		Rabobank Nederland NV.:
2,400,000		Notes, 2.639% due 5/19/10(a)(b)(d)	2,389,226
700,000		Senior Notes, 4.773% due 1/15/09(a)(b)(d)	700,000
1,900,000		SovRisc BV, Notes, 5.250% due 4/30/11(d)(e)	2,038,072

		Total Netherlands	5,576,557

Face
Amount	†	Security	Value

New Zealand - 0.3%
900,000		ANZ National International Ltd./New Zealand, Bank Guaranteed Notes, 6.200% due 7/19/13(a)(d)	839,006

Portugal - 0.5%
1,000,000	EUR	Banco Espírito Santo e Comercial de Lisboa, 5.500% due 7/21/10	1,302,202

South Korea - 0.2%
400,000	EUR	The Export — Import Bank of Korea, Senior Unsecured Notes, 5.750% due 5/22/13	426,971

Spain - 1.9%
2,000,000	EUR	Banco Bilbao Vizcaya Argentaria SA Subordinated Notes, 3.750% due 11/23/11	2,534,013
600,000	EUR	Caixa Estalvis Catalunya, Secured Notes, 5.000% due 5/19/10	771,657
1,400,000		Santander Perpetual SA Unipersonal Subordinated Notes, 6.671% due 12/31/49(a)(b)(d)	1,052,587

		Total Spain	4,358,257

Switzerland - 1.8%
700,000		Credit Suisse Group New York, Senior Unsecured Notes, 5.000% due 5/15/13(a)	660,670
		UBS AG Stamford Branch:
		Notes:
1,300,000		3.983% due 6/19/10(a)(b)	1,300,187
900,000		5.875% due 12/20/17(a)	782,982
1,400,000		5.750% due 4/25/18(a)	1,189,873
300,000		Senior Unsecured Notes, 3.779% due 5/5/10(a)(b)	299,478

		Total Switzerland	4,233,190

United Kingdom - 2.6%
		Barclays Bank PLC:
1,400,000		Senior Unsecured Notes, 5.450% due 9/12/12(a)	1,394,695
200,000		Subordinated Notes, 6.050% due 12/4/17(a)(d)	170,600
200,000	GBP	HBOS Capital Funding LP. Subordinated Notes, 9.540% due 12/31/49(b)	260,060
		HBOS PLC:
1,700,000	EUR	Notes, 5.625% due 5/23/13	2,164,926
		Subordinated Notes:
600,000		6.750% due 5/21/18(a)(d)	499,444
200,000		5.920% due 12/31/49(a)(b)(d)	100,774
300,000	CAD	National Grid PLC, Medium-Term Note, 4.980% due 6/22/11(e)	243,138
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(a)(d)	901,838
400,000	EUR	Royal Bank of Scotland Group PLC, Subordinated Notes, 7.092% due 12/31/49(b)	241,201
100,000		Tate & Lyle International Finance PLC, 5.000% due 11/15/14(a)(d)	78,204
100,000		XL Capital Europe PLC, 6.500% due 1/15/12(a)	70,841

		Total United Kingdom	6,125,721

United States - 21.1%
100,000		Ace INA Holdings Inc., Company Guaranteed Notes, 5.875% due 6/15/14(a)	89,226
1,000,000		Alcoa Inc., Senior Unsecured Notes, 6.000% due 1/15/12(a)	932,157
1,800,000		Allstate Life Global Funding II, Senior Unsecured Notes, 2.823% due 5/21/10(a)(b)	1,627,605
		American Express Bank FSB, Senior Unsecured Notes:
800,000		1.471% due 4/26/10(a)(b)	736,412
1,300,000		1.561% due 5/29/12(a)(b)	1,068,982
800,000		1.689% due 6/12/12(a)(b)	657,062
500,000		American Express Credit Card Corp., Medium-Term Notes, 2.238% due 4/6/09(a)(b)	478,215
1,000,000		American General Finance Corp., Senior Unsecured Notes, 6.900% due 12/15/17(a)	413,601
		American International Group Inc.:
		Junior Unsubordinated Notes:
800,000	EUR	8.000% due 5/22/38(b)	314,824
600,000	GBP	5.750% due 3/15/67(b)	225,549
100,000,000	JPY	Senior Unsecured Notes, 1.130% due 4/3/12(b)	638,331
600,000		Subordinated Notes, 8.175% due 5/15/58(a)(b)(d)	199,663
1,000,000		Amgen Inc., Senior Notes, 6.150% due 6/1/18(a)	990,451
		AT&T Inc.:
300,000		Notes, 6.500% due 9/1/37(a)	247,364
1,500,000		Senior Unsecured Notes, 6.300% due 1/15/38(a)	1,216,683
300,000		Avnet Inc., Senior Unsecured Notes, 6.625% due 9/15/16(a)	220,964
		Bank of America Corp.:
900,000		Senior Unsecured Notes, 5.750% due 12/1/17(a)	840,851
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17(b)	992,808
1,100,000		Bank of America NA, Senior Unsecured, 3.760% due 6/23/10(a)(b)	1,073,134
		Bear Stearns Cos., Inc.:
700,000		Notes, 6.950% due 8/10/12(a)	705,324
		Senior Unsecured Notes

Face
Amount	†	Security	Value

2,000,000		6.400% due 10/2/17	1,963,200
5,000,000		7.250% due 2/1/18(a)	5,070,420
100,000		Capital One Financial Corp., Medium-Term, Senior Unsecured Notes, 5.700% due 9/15/11(a)	84,627
1,000,000		Cleveland Electric Illuminating Co., Senior Unsecured Notes, 5.700% due 4/1/17(a)	775,379
200,000		CNA Financial Corp., Senior Unsecured Notes, 6.000% due 8/15/11(a)	170,952
1,100,000		Computer Sciences Corp., Senior Unsecured Notes, 6.500% due 3/15/18(a)(d)	879,766
300,000		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 5.850% due 4/1/18(a)	283,702
48,751		Countrywide Alternative Loan Trust, 5.250% due 6/25/35(a)	31,705
100,000		Daimler Finance North America LLC, Company Guaranteed Notes, 5.750% due 9/8/11(a)	80,376
200,000		DR Horton Inc., Company Guaranteed Notes, 4.875% due 1/15/10(a)	184,000
500,000		Duke Energy Carolinas LLC, 1St Mortgage Secured, Notes, 6.050% due 4/15/38(a)	462,775
400,000		El Paso Performance-Linked Trust, Notes, 7.750% due 7/15/11(a)(d)	333,787
1,000,000		GATX Financial Corp., Senior Notes, 5.500% due 2/15/12(a)	881,506
2,000,000		General Electric Capital Corp., Senior Unsecured Notes, 5.875% due 1/14/38(a)	1,642,424
900,000		Genworth Global Funding Trusts Secured, Notes, 2.879% due 2/10/09(a)(b)	771,332
200,000		GMAC LLC, Senior Unsecured Notes, 6.750% due 12/1/14(a)	65,042
		Goldman Sachs Group Inc., Senior Unsecured Notes:
300,000		5.450% due 11/1/12(a)	267,832
1,000,000	EUR	5.375% due 2/15/13	1,142,125
200,000		3.654% due 3/22/16(a)(b)	145,208
100,000		HJ Heinz Finance Co., Company Guaranteed Notes, 6.000% due 3/15/12(a)	98,396
1,000,000		Home Depot Inc., Senior Unsecured Notes, 5.400% due 3/1/16(a)	799,435
300,000		iStar Financial Inc., 5.150% due 3/1/12(a)	112,567
600,000		JPMorgan Chase & Co., Senior Unsecured Notes, 6.400% due 5/15/38(a)	590,213
1,500,000		JPMorgan Chase Bank NA, Subordinated Notes, 6.000% due 10/1/17(a)	1,394,351
300,000		JPMorgan Chase Capital XX Subordinated Notes, 6.550% due 9/29/36(a)	217,900
350,000		Kinder Morgan Energy Partners LP, Senior Unsecured Notes, 5.950% due 2/15/18(a)	290,144
500,000		Kroger Co. (The), Company Guaranteed Notes, 6.400% due 8/15/17(a)	471,783
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		2.951% due 5/25/10(f)	123,500
600,000		6.875% due 5/2/18(f)	63,000
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	286,503
1,000,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.900% due 12/1/16(a)	543,230
400,000		Mandalay Resort Group, Senior Unsecured Notes, 6.500% due 7/31/09(a)	338,000
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	868,802
700,000		Merrill Lynch & Co., Inc., Notes, 3.310% due 3/23/10(a)(b)	634,560
1,000,000		Metropolitan Life Global Funding I, Senior Secured Notes, 2.189% due 5/17/10(a)(b)(d)	890,919
		Morgan Stanley, Senior Unsecured Notes:
800,000		4.233% due 5/14/10(a)(b)	744,289
800,000		6.000% due 4/28/15(a)	660,818
1,000,000		Nabors Industries Inc., Company Guaranteed Notes, 6.150% due 2/15/18(a)	867,169
1,000,000		Norfolk Southern Corp., Senior Unsecured Notes, 5.257% due 9/17/14(a)	917,059
540,000	EUR	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.250% due 8/5/13(d)	610,578
800,000		Popular North America Inc., Medium-Term Notes, Series F, 4.608% due 4/6/09(a)(b)	785,079
		Pricoa Global Funding I. Notes:
1,200,000		3.565% due 1/30/12(a)(b)(d)	901,880
1,600,000		3.606% due 6/26/12(a)(b)(d)	1,161,115
600,000		Principal Life Income Funding Trusts, Senior Secured Notes, 5.300% due 4/24/13(a)	554,207
1,000,000		Prologis, Secured Notes, 5.625% due 11/15/15(a)	377,765
200,000		Ryder System Inc., Medium-Term Notes, 3.500% due 3/15/09(a)	197,561
200,000		Sealed Air Corp., Senior Unsecured Notes, 6.950% due 5/15/09(a)(d)	200,728
500,000		Simon Property Group LP, Senior Unsecured Notes, 5.250% due 12/1/16(a)	310,011
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Notes, 6.750% due 5/15/18(a)	706,133
500,000		US BanCorp., Notes, 1.461% due 4/28/09(a)(b)	496,712
500,000		UST Inc., Senior Unsecured Notes, 5.750% due 3/1/18(a)	380,244
1,000,000		Wachovia Bank NA, Senior Unsecured Notes, 3.250% due 3/23/09(a)(b)	992,009
1,700,000	EUR	WM Covered Bond, Secured Notes, 3.875% due 9/27/11	1,986,518

		Total United States	49,478,542

		TOTAL CORPORATE BONDS & NOTES (Cost — $108,226,831)	93,129,185

MORTGAGE-BACKED SECURITIES - 35.1%

FHLMC - 8.0%
		Federal Home Loan Mortgage Corp. (FHLMC):
549,042		4.500% due 2/15/20(a)	549,253
77,004		4.000% due 6/15/22(a)	77,028
2,291,314		5.000% due 3/1/48(a)	2,236,538
2,277,745		5.500% due 3/1/48(a)	2,266,623

Face
Amount	†	Security	Value

		Gold:
158,466		4.500% due 2/1/10(a)	157,307
334,768		4.000% due 3/1/10(a)	334,181
3,672,995		5.000% due 8/1/35-5/1/38(a)	3,595,944
9,382,523		5.500% due 4/1/38-12/1/38	9,498,236

		Total FHLMC	18,715,110

FNMA - 22.1%
		Federal National Mortgage Association (FNMA):
700,000		5.663% due 7/1/18(a)(b)	691,579
1,000,000		5.890% due 8/1/18(a)(b)(c)	1,022,922
110,895		1.495% due 1/25/21(a)(b)	108,581
396,651		4.519% due 11/1/34(a)(b)	389,443
1,203,675		6.500% due 8/1/37(a)	1,238,747
25,663,252		5.500% due 5/1/34-12/1/38(g)	25,912,862
14,300,142		5.000% due 8/1/37-1/1/39(g)	14,339,610
7,588,416		6.000% due 7/1/36-7/25/44(a)	7,758,258
399,861		7.000% due 10/1/48(a)	406,890

		Total FNMA	51,868,892

GNMA - 5.0%
		Government National Mortgage Association (GNMA):
11,395,133		6.000% due 9/20/38-12/1/38(g)	11,640,420

		Total GNMA	11,640,420

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $80,780,409)	82,224,422

MUNICIPAL BONDS - 0.6%

United States - 0.6%
200,000		Buckeye Ohio Tobacco Settlement, 5.88%, expires 6/1/47(a)	124,486
450,000		Chicago Transit Authority, Revenue Bonds, Series A, 6.30%, expires 12/1/21(a)	450,603
100,000		Puerto Rico Sales Tax Financing Corp., 5.14%, expires 8/1/54(a)(h)	3,347
900,000		State of California, GO, 5.00%, expires 11/1/37(a)	749,646
100,000		Tobacco Settlement Financing Corp./NJ, 5.00%, expires 6/1/41(a)	55,978

		Total United States	1,384,060

		TOTAL MUNICIPAL BONDS (Cost — $1,629,777)	1,384,060

Contracts
PURCHASED OPTIONS - 1.9%

Germany - 0.0%
176	EUR	Eurodollar Futures, Put @ $103.50, expires 2/20/09	2,234
32	EUR	Eurodollar Futures, Put @ $104.00, expires 2/20/09	406
68	EUR	Eurodollar Futures, Call @ $135.00, expires 2/20/09	432

		Total Germany	3,072

United States - 1.9%
1,000,000		Euro vs. U.S. Dollar, Put @ $72.00, expires 12/4/08	0
11,100,000		Euro vs. U.S. Dollar, Call @ $107.50, expires 12/4/08	0
2,000,000		Euro vs. U.S. Dollar, Put @ $86.00, expires 12/11/08	0
8,000,000		Euro vs. U.S. Dollar, Put @ $73.00, expires 1/6/09	0
20,700,000		Swaption, 3 Month LIBOR, Call @ $4.25, expires 7/6/09	803,220
2,300,000		Swaption, 3 Month LIBOR, Call @ $3.45, expires 8/3/09	57,353
5,200,000		Swaption, 3 Month LIBOR, Call @ $3.45, expires 8/3/09	129,668
47,800,000		Swaption, 3 Month LIBOR, Call @ $3.50, expires 8/3/09	1,229,035
17,900,000		Swaption, 3 Month LIBOR, Call @ $3.85, expires 8/3/09	561,583
17,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	899,828
3,700,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	189,168
8,600,000		Swaption, 3 Month LIBOR, Call @ $5.00, expires 8/28/09	439,689
10,000,000	EUR	Swaption, 6 Month EUR-LIBOR, Call @ $4.00, expires 9/14/09	222,166
370		U.S. Treasury Notes 10-Year Futures, Call @ $142.00, expires 1/23/09	5,781

		Total United States	4,537,491

		TOTAL PURCHASED OPTIONS (Cost — $1,392,281)	4,540,563

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $302,374,789)	286,416,061

Face
Amount
SHORT-TERM INVESTMENTS - 14.7%

TIME DEPOSITS - 1.1%
		Bank of America — London:
41,859,591	JPY	0.010% due 12/1/08	449,209
218,124	CAD	1.364% due 12/1/08	174,764
305,687	SEK	2.741% due 12/1/08	36,734
197,917	AUD	3.603% due 12/1/08	126,696
		BBH — Grand Cayman:
568,586	EUR	2.056% due 12/1/08	717,073
30,123	NZD	5.250% due 12/1/08	15,970
		JPMorgan Chase & Co. — London:
21,430		0.400% due 12/1/08	21,430
715,921	GBP	1.667% due 12/1/08	1,065,577

		TOTAL TIME DEPOSITS (Cost — $2,607,453)	2,607,453

COMMERCIAL PAPER - 12.5%
2,000,000		Bank of Scottland PLC, 2.906% due 12/3/08(a)(h)	1,999,680
3,600,000		BNP Paribas Finance Inc., 2.099% due 1/16/09(a)(h)	3,590,377
4,500,000		DnB NOR Bank ASA, 2.261% due 2/17/09(a)(h)	4,478,062
		ING (US) Funding LLC:
5,500,000		1.964% due 1/2/09(a)(h)	5,490,418
400,000		2.213% due 2/18/09(a)(h)	398,069
4,400,000		Nordea North America Inc., 2.057% due 1/16/09(a)(h)	4,390,008
4,500,000		Royal Bank of Scotland PLC, 1.863% due 1/2/09(a)(h)	4,492,560
		Societe Generale:
4,000,000		0.600% due 12/1/08(a)(h)	4,000,000
400,000		1.502% due 12/18/08(a)(h)	399,717

		TOTAL COMMERCIAL PAPER (Cost — $29,238,891)	29,238,891

REPURCHASE AGREEMENT - 0.8%
2,000,000		JPMorgan Chase & Co. Repurchase agreement dated 11/25/08, 0.450% due 12/2/08, Proceeds at maturity — $2,000,150; (Fully collateralized by FHLMC 4.500% due 1/15/2015; Market Value — $2,088,743 (Cost — $2,000,000)(a)(h)	2,000,000

U.S. GOVERNMENT AGENCY - 0.3%
600,000		Federal Home Loan Bank (FHLB), Discount Notes, 3.654% due 10/23/09 (Cost — $600,370)(a)(b)	599,861

		TOTAL SHORT-TERM INVESTMENTS (Cost — $34,446,714)	34,446,205

		TOTAL INVESTMENTS — 136.9% (Cost — $336,821,503#)	320,862,266
		Liabilities in Excess of Other Assets — (36.9%)	(86,546,158)

		TOTAL NET ASSETS — 100.0%	$234,316,108

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security maybe resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Illiquid security.

(f)	Security is currently in default.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

(h)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

LIBOR	-	London Interbank Offered Rate

International Fixed Income Investments

Summary of Investments by Security Type* (unaudited)

Corporate Bonds & Notes	29.0%
Mortgage-Backed Securities	25.6
Sovereign Bonds	21.5
Collateralized Mortgage Obligations	8.7
Asset-Backed Securities	2.6
Purchased Options	1.4
Municipal Bonds	0.4
Short-Term Investments	10.8

100.0%

*	As a percentage of total investments.

International Fixed Income Investments
Schedule of Written Options

Contracts		Security Name	Expiration Date	Strike Price	Value

United Kingdom
105	GBP	90 Day Sterling Futures, Put	6/17/09	$93.00	$2,014
53	GBP	90 Day Sterling Futures, Put	12/16/09	92.00	1,016

		Total United Kingdom			3,030

United States
49		Eurodollar Futures, Put	12/15/08	97.00	612
84	EUR	Eurodollar Futures, Put	3/16/09	95.25	2,666
300,000		Swaption, 3 Month LIBOR, Call	2/2/09	4.25	23,583
6,900,000		Swaption, 3 Month LIBOR, Call	7/6/09	4.90	788,616
20,800,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.30	1,399,893
1,000,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.15	61,747
1,700,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.40	148,496
6,000,000		Swaption, 3 Month LIBOR, Call	8/3/09	4.55	570,063
2,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	395,411
5,900,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	804,456
1,200,000		Swaption, 3 Month LIBOR, Call	8/28/09	5.32	163,618
2,900,000	EUR	Swaption, 6 Month EUR-LIBOR, Put	6/10/09	5.29	331
2,900,000	EUR	Swaption, 6 Month EUR-LIBOR, Call	6/10/09	5.29	156,480
3,200,000	EUR	Swaption, 6 Month EUR-LIBOR, Call	9/14/09	4.23	142,302
20		U.S. Treasury Notes 10-Year Future, Put	12/23/08	116.50	5,313

		Total United States			4,663,587

		TOTAL WRITTEN OPTIONS (Premiums received — $1,543,890)			$4,666,617

International Fixed Income Investments
Schedule of Securities Sold Short

Face
Amount	Security	Value

	Federal Home Loan Mortgage Corp. (FHLMC)
8,000,000	5.500% due 12/01/38(a)	8,118,752
	Federal National Mortgage Association (FNMA)
6,000,000	5.000% due 12/01/38(a)	6,040,314
5,500,000	5.500% due 12/01/38(a)	5,591,954
4,900,000	6.000% due 12/01/38(a)	5,009,486
6,200,000	6.500% due 12/01/38(a)	6,373,408
	U.S. Treasury Notes
8,500,000	3.125% due 9/30/13	8,998,712
9,650,000	4.500% due 11/15/15-2/15/16	11,004,826
7,700,000	5.125% due 5/15/16	9,014,421
19,700,000	4.000% due 8/15/18	21,482,239

	TOTAL OPEN SHORT SALES (Proceeds — $80,139,498)	$81,634,112

(a)	This security is traded on a to-be-announced (“TBA”) basis (See Note1).

Schedules of Investments
November 30, 2008(unaudited)
Municipal Bond Investments

Face
Amount	Rating ‡	Security	Value

MUNICIPAL BONDS - 93.8%

Alaska - 2.2%
$1,750,000	AA	North Slope Boro Alaska, GO, Series A, MBIA-Insured, 5.000% due 6/30/16	$1,827,280

Arizona - 1.2%
1,000,000	Aaa (a)	Arizona Student Loan Acquisition Authority Student Loan Revenue, Refunding, Senior Series A-1, GTDSTD-Insured, AMT, 5.650% due 5/1/14(b)	1,003,130

California - 4.4%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, AMBAC-Insured — Prerefunded 1/1/28 @ 100, 5.000% due 7/1/36(c)	1,013,510
1,000,000	A+	California State, GO, Refunding, 5.000% due 2/1/33	850,670
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, MBIA-Insured, 5.250% due 7/1/19	1,023,720
1,000,000	A3 (a)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	776,210

		Total California	3,664,110

Colorado - 4.2%
1,000,000	AA	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Refunding, Revolving Fund Series A, 5.500% due 9/1/22	1,068,730
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,375,265

		Total Colorado	3,443,995

District of Columbia - 1.2%
1,075,000	AAA	Metropolitan Washington, D.C., Airport Authority System, Refunding, Series D, FSA-Insured, AMT, 5.375% due 10/1/18(b)	1,003,265

Florida - 9.8%
1,500,000	AA+	Broward County, FL, GO, Parks & Land Preservation Project, 5.000% due 1/1/19	1,529,565
1,000,000	AA	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, MBIA-Insured, 5.375% due 8/1/18	1,026,630
1,000,000	AA-	Jacksonville, Florida, GO, Revenue, 5.000% due 10/1/21	996,180
		Miami-Dade County, FL:
1,315,000	AA	Transit Sales Surtax Revenue, XLCA-Insured, 5.000% due 7/1/16	1,358,487
1,000,000	A+	Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	947,870

1,075,000	AA	Port St. Lucie, FL, Florida Stormwater Utility Revenue, MBIA-Insured, 5.000% due 5/1/23	979,336
		Tampa, Florida Utility Tax & Special Revenue:
195,000	AA-	Series A, AMBAC-Insured — Prerefunded 10/1/12 @ 101, 5.250% due 10/1/19(c)	216,150
1,055,000	AA-	Series A, AMBAC-Insured, 5.250% due 10/1/19	1,082,936

		Total Florida	8,137,154

Georgia - 2.5%
2,000,000	AAA	Augusta, GA, Water & Sewer Revenue, FSA-Insured, 5.000% due 10/1/21	2,061,940

Hawaii - 0.7%
535,000	AA	Maui County, HI, GO, Series A, 5.500% due 3/1/15	558,107

Illinois - 8.7%
		Chicago, IL:
1,000,000	AAA	Housing Authority Capital Program Revenue, Refunding, FSA-Insured, 5.000% due 7/1/14	1,073,290
1,000,000	AA	Board of Education, GO, School Reform Board, Series A, FGIC-Insured, 5.250% due 12/1/20	991,230
		Illinois Finance Authority Revenue:
1,095,000	A3 (a)	Refunding, DePaul University, Series A, 5.375% due 10/1/19	1,107,012
2,000,000	A	OBG Bradley University, XLCA, 5.000% due 8/1/34	1,648,240
1,800,000	A-	Quincy, IL, OBG Blessing Hospital, 5.000% due 11/15/29	1,343,142
1,000,000	AA	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC-Insured, 5.500% due 4/1/19	1,083,530

		Total Illinois	7,246,444

Indiana - 1.2%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(d)	1,000,440

Iowa - 1.2%
1,000,000	AA	Des Moines, IA, Public Parking Systems Revenue, Series A, FGIC-Insured, 5.750% due 6/1/13	1,038,260

Face
Amount	Rating ‡	Security	Value

Kansas - 1.3%
1,065,000	AA	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,083,403

Maryland - 1.0%
1,000,000	BBB-	Maryland Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.000% due 1/1/17	828,120

Massachusetts - 2.3%
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	969,850
1,000,000	A2 (a)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	900,560

		Total Massachusetts	1,870,410

Michigan - 1.9%
1,750,000	AAA	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenues, Refunding, Bronson Hospital A RMK 4/30/08, 5.000% due 5/15/26	1,563,975

Minnesota - 1.0%
896,806	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	864,082

Nevada - 3.7%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC-Insured, 4.750% due 11/1/24	1,385,535
2,000,000	A+	Truckee Meadows, Nevada, Water Authority, Water Revenue, XLCA-Insured, 4.875% due 7/1/34	1,654,760

		Total Nevada	3,040,295

New Jersey - 9.4%
1,000,000	Aaa (a)	Egg Harbor Township School District, GO, FSA-Insured, 5.500% due 7/15/22	1,059,050
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,194,480
		New Jersey State:
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,072,930
1,340,000	Aa2 (a)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & MBIA-Insured, 5.750% due 12/1/22	1,461,498
3,000,000	AAA	Turnpike Authority, Refunding, Series A, FSA-Insured, 5.250% due 1/1/27	2,968,800

		Total New Jersey	7,756,758

New Mexico - 1.3%
1,150,000	AA+	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, MBIA-Insured, 5.000% due 6/1/29	1,072,214

New York - 5.3%
		New York City, NY:
1,000,000	AA	Series D, 5.000% due 11/1/27	897,700
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,309,669
		New York State:
1,100,000	AAA	Urban Development Corp. Revenue, Refunding, Correctional Capital Facilities, Series A, FSA-Insured, 5.250% due 1/1/14	1,155,770
1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250% due 11/15/23(e)	1,038,580

		Total New York	4,401,719

North Carolina - 1.2%
1,000,000	AA+	Johnston County, NC, GO, FGIC-Insured, 5.000% due 6/1/21	1,021,460

Ohio - 2.8%
2,140,000		University of Ohio, University Revenue, Series A, 5.250% due 12/1/14	2,295,792

Oregon - 2.8%
1,000,000	AAA	Oregon State Department Administrative Services, COP, Series A, FSA-Insured, 5.000% due 5/1/24	993,590
1,330,000	Aa3 (a)	Washington & Clackamas Counties School District No. 23, GO, MBIA-Insured, 5.000% due 6/15/22	1,339,084

		Total Oregon	2,332,674

Tennessee - 0.8%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	663,690

Texas - 7.7%
1,150,000	Aaa (a)	Judson, Texas, GO Independant School District, PSF-GTD Insured, 5.000% due 2/1/20	1,175,438
2,000,000	AA	Round Rock, Texas, Independent School District, GO, 5.000% due 8/1/33	1,827,460
		Texas State:
450,000	AAA	Department of Housing & Community Affairs Residential Mortgage Revenue, Refunding, Series A, GNMA/FNMA -Insured, 6.200% due 7/1/19(b)	433,287
1,000,000	AAA	Transportation Commission, 5.000% due 4/1/27	967,300

1,000,000	AA	University of North Texas, University Revenue, Financing System, FGIC-Insured, 5.000% due 4/15/18	1,012,290
1,000,000	AAA	Waxahachie, Texas, GO, Series A, FSA-Insured, 5.000% due 8/1/25	983,290

		Total Texas	6,399,065

Face
Amount	Rating ‡	Security	Value

Virginia - 2.0%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,680,231

Washington - 8.3%

1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,482,105
2,000,000	AA+	King County, Washington School District No. 210 Federal Way, GO, FGIC-Insured, 5.000% due 12/1/23	1,950,560
2,000,000	AA+	State of Washington, Series A, GO, 5.000% due 7/1/22	2,008,980
1,500,000	AA-	Washington Health Care Facilities Authority, Series A, Revenue Bonds, 5.000% due 11/1/18	1,427,235

		Total Washington	6,868,880

Wisconsin - 3.7%

1,200,000	BBB	Franklin, WI, Solid Waste Disposal Revenue, Waste Management Wisconsin Inc., Series A, 4.950% due 11/1/16(b)	989,808
1,000,000	A1 (a)	Sun Prairie, WI, Area School District, GO, FGIC-Insured, 5.625% due 4/1/16	1,028,070

1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,042,667

		Total Wisconsin	3,060,545

		TOTAL MUNICIPAL BONDS (Cost — $84,031,243)	77,787,438

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $84,031,243)	77,787,438

Face
Amount
SHORT-TERM INVESTMENT

TIME DEPOSITS - 5.0%
$4,172,545	Bank of America — Toronto, 0.400% due 12/1/08 (Cost — $4,172,545)	4,172,545

	TOTAL INVESTMENTS - 98.8% (Cost — $88,203,788#)	81,959,983
	Other Assets in Excess of Liabilities - 1.2%	965,663

	TOTAL NET ASSETS - 100.0%	$82,925,646

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Rating by Moody’s Investors Service. All ratings are unaudited.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(c)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

#	Aggregate cost for federal income tax purposes is substantially the same.
See pages 92 and 93 for definition of ratings.
Abbreviations used in this schedule:

AMT	-	Alternative Minimum Tax
FGIC	-	Financial Guaranty Insurance Company
FNMA	-	Federal National Mortgage Association
FSA	-	Financial Security Assurance
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
GTDSTD	-	Guaranteed Student Loans
HEFA	-	Health & Educational Facilities Authority
MBIA	-	Municipal Bond Investors Assurance Corporation
PSF	-	Public School Fund Guaranteed
XLCA	-	XL Capital Assurance Inc.

Summary of Investments by Industry* (unaudited)

General Obligation	23.2%
Education	17.7
Transportation	12.8
Health Care Providers & Services	11.3
Utilities	9.3
Miscellaneous	5.1
Water and Sewer	4.6
Housing	4.1
Tax Allocation	2.9
Public Facilities	2.7
Airport	1.2
Short-Term Investment	5.1

100.0%

*	As a percentage of total investments.

Schedules of Investments
(unaudited)
Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 4.0%
$3,500,000	Branch Banking & Trust, 3.050% due 1/22/09	3,500,000
2,500,000	Chase Bank USA NA, 2.730% due 12/15/08	2,500,000

	Total Certificate of Deposit	6,000,000

COMMERCIAL PAPER - 4.3%
3,000,000	American Honda Finance, 2.282% due 12/2/08(a)	2,999,811
3,500,000	Nordea North America Inc., 2.902% due 2/11/09(a)	3,479,980

	Total COMMERCIAL PAPER	6,479,791

TIME DEPOSITS - 0.0%
559	Bank of America — Toronto, 0.400% due 12/1/08	559

U.S GOVERNMENT AGENCIES - 73.9%
7,000,000	Federal Farm Credit Discount (FFCB), Discount Notes, 0.200% due 12/29/08(a)	6,998,911
	Federal Home Loan Bank (FHLB), Discount Notes
41,611,000	0.100% due 12/1/08(a)	41,611,000
3,000,000	0.200% due 12/17/08(a)	2,999,733
3,000,000	0.386% due 1/15/09(a)	2,998,575
5,000,000	0.751% due 2/5/09(a)	4,993,125
2,500,000	1.104% due 3/16/09(a)	2,491,979
2,000,000	3.149% due 4/14/09(a)	1,976,922
4,000,000	1.816% due 5/14/09(a)	3,967,200
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes
5,000,000	2.555% due 12/15/08(a)	4,995,080
5,000,000	0.250% due 1/12/09(a)	4,998,542
5,000,000	1.125% due 3/30/09(a)	4,981,489
	Federal National Mortgage Association (FNMA), Discount Notes
5,000,000	2.130% due 1/2/09(a)	4,990,578
6,000,000	2.288% due 1/12/09(a)	5,984,110
5,000,000	0.300% due 1/20/09(a)	4,997,917
1,000,000	2.840% due 4/29/09(a)	988,411
10,000,000	1.359% due 5/20/09(a)	9,936,250

	Total U.S GOVERNMENT AGENCIES	109,909,822

U.S. GOVERNMENT OBLIGATIONS - 17.7%
	U.S. Treasury Bills
3,000,000	1.687% due 12/4/08(a)	2,999,580
3,400,000	1.154% due 1/8/09(a)	3,395,873
5,000,000	0.751% due 1/22/09(a)	4,994,583
5,000,000	0.080% due 2/5/09(a)	4,999,267
5,000,000	0.075% due 2/26/09(a)	4,999,094
5,000,000	2.515% due 6/4/09(a)	4,936,920

	Total U.S. GOVERNMENT OBLIGATIONS	26,325,317

	TOTAL SHORT-TERM INVESTMENTS (Cost — $148,715,489)	148,715,489

	TOTAL INVESTMENTS - 99.9% (Cost — $148,715,489#)	148,715,489
	Other Assets in Excess of Liabilities - 0.1%	95,260

	TOTAL NET ASSETS - 100.0%	$148,810,749

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.
Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (“Fund(s)”) are separate, diversified investment funds of the Consulting Group Capital Markets Funds (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities that will mature in more than 60 days are valued using prices provided by independent pricing services, which are determined by such services’ analyses of a variety of factors, including transactions in debt securities, quotations from bond dealers, market transactions in comparable securities and relationships between securities.
Debt securities that will mature in 60 days or less and securities held by Money Market Investments are valued at amortized cost, which approximates current market value. This method involves valuing portfolio securities at cost and thereafter assuming a constant amortization to maturity of any discount or premium. Money Market Investments’ use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
When market quotations are not readily available, or are determined to be unreliable by the Trust’s Valuation Committee pursuant to procedures approved by the Trust’s Board of Trustees. For Example, when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded and before the applicable Fund calculates its net asset value per share (“NAV”), the Trust may fair value these investments in accordance with the procedures approved by the Trust’s Board of Trustees. Fair valuing of foreign securities is determined with the assistance of an independent pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Values from this pricing vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee.
The Funds adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157 or the Statement), effective September 1, 2008. SFAS 157 governs the application of generally accepted accounting principles that require fair value measurements of a Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three levels defined by the SFAS 157 hierarchy are as follows:
Level 1– quoted prices in active markets for identical securities.
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each fund’s securities using the fair value hierarchy:

At November 30, 2008	Total	Level 1	Level 2	Level 3
Large Capitalization Growth Investments Investments In Securities	$1,417,877,090	$1,410,347,153	$7,529,937	$0
Large Capitalization Value Equity Investments Investments In Securities	1,332,869,891	1,332,869,891	0	0
Small Capitalization Growth Investments Investments In Securities	265,491,714	265,491,714	0	0
Small Capitalization Value Equity Investments Investments In Securities	256,031,850	254,886,874	1,144,976	0
International Equity Investments Investments In Securities	773,596,617	773,596,617	0	0
Emerging Markets Equity Investments Investments In Securities	430,035,783	423,366,206	6,669,577	0
Core Fixed Income Investments Investments In Securities	936,621,636	917,005,549	2,643,830	16,972,257
High Yield Investments Investments In Securities	88,366,223	88,293,713	200	72,310
International Fixed Income Investments Investments In Securities	239,937,568	206,838,365	29,711,355	3,387,848
Municipal Bond Investments Investments In Securities	81,959,983	81,959,983	0	0
Money Market Investments Investments In Securities	148,715,489	29,279,730	119,435,759	0
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, through November 30, 2008:

High Yield Investments	Investment in Securities
Balance as og August 31, 2008	$81,260
Total realized gain (loss)	3,552
Change in unrealized appreciation (depreciation)	(412)
Net purchase (sales)	(12,857)
Accrued discounts/(premium)	767
Transfers in and /or out of Level 3	—

Balance as of November 30, 2008	$72,310

Core Fixed Income Investments	Investment in Securities
Balance as og August 31, 2008	$9,021,261
Total realized gain (loss)	(32,091)
Change in unrealized appreciation (depreciation)	(54,909)
Net purchase (sales)	8,006,137
Accrued discounts/(premium)	31,859
Transfers in and /or out of Level 3	—

Balance as of November 30, 2008	$16,972,257

International Fixed Income Investments	Investment in Securities
Balance as og August 31, 2008	$3,330,052
Total realized gain (loss)	(8,837)
Change in unrealized appreciation (depreciation)	141,102
Net purchase (sales)	(75,411)
Accrued discounts/(premium)	942
Transfers in and /or out of Level 3	—

Balance as of November 30, 2008	$3,387,848

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts to the extent permitted by their investment policies and objectives. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(f) Stripped Securities. Certain Funds may invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest-only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities.

However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield to maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(g) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers.
When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties whose creditworthiness has been evaluated by the Investment Manager. A Fund bears the market risk arising from any change in index values or interest rates.
(h) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(i) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and have no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph.

As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
Swaps are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Funds’ Statements of Operations. For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(j) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.
The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.
(k) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. Banks that meet credit and risk standards established by the Custodian and approved by the Funds.
(l) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receives a lender’s fee. Fees earned by a Fund on securities lending are recorded as securities lending income. Loans of securities by a Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Fund is exposed to risks that the borrower may not provide additional collateral when required or return the loaned securities when due. At November 30, 2008, the aggregate market value of the loaned securities were zero.
(m) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(n) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
(o) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(p) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
(q) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
(s) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(t) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.
Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.
The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(v) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(w) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board of Trustees. The value of restricted securities is determined as described in Note 1(a).
(x) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments
At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:
Unrealized Appreciation/Depreciation

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$1,417,877,090	$1,868,251,503	$(450,374,413)
Large Capitalization Value Equity Investments	1,332,869,891	1,888,713,503	(555,843,612)
Small Capitalization Growth Investments	265,491,714	373,194,902	(107,703,188)
Small Capitalization Value Equity Investments	256,031,850	358,132,248	(102,100,398)
International Equity Investments	766,528,705	1,201,553,842	(435,025,137)
Emerging Markets Equity Investments	428,986,921	647,647,079	(218,660,158)
Core Fixed Income Investments	1,117,696,093	1,194,050,462	(76,354,369)
High Yield Investments	88,366,223	128,646,568	(40,280,345)
International Fixed Income Investments	320,862,266	336,821,503	(15,959,237)
Municipal Bond Investments	81,959,983	88,203,788	(6,243,805)

At November 30, 2008, the Funds had the following open futures contracts:

	Number of	Expiration		Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Basis Value	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	188	12/08	$4,015,364	$3,640,426	$(374,938)
MSCI Taiwan Stock Index	633	12/08	10,139,481	10,691,370	551,889
The Hang Seng China Enterprises Index	210	12/08	9,036,024	9,907,935	871,911

Net Unrealized Gain on Open Futures Contracts					$1,048,862

	Number of	Expiration		Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Basis Value	Value	Gain (Loss)

Contracts to Buy:
90 Day Sterling Futures	44	3/09	$8,210,321	$8,216,981	$6,660
90 Day Sterling Futures	37	9/09	6,727,146	6,924,636	197,490
90 Day Sterling Futures	208	12/09	37,874,340	38,835,931	961,591
Euro	137	12/08	33,280,476	33,522,188	241,712
Euro	248	3/09	60,265,400	60,809,600	544,200
Euro	21	6/09	5,105,726	5,148,938	43,212
Euro	33	9/09	7,965,963	8,087,888	121,925
Euro	18	12/09	4,342,950	4,406,850	63,900
Euro	188	3/10	45,295,288	46,020,050	724,762
Euro Euribor	145	12/08	43,732,790	44,400,045	667,255
Euro Euribor	200	3/09	60,424,883	61,774,611	1,349,728
Euro-Bund	97	12/08	14,092,775	14,957,409	864,634
U.S. Treasury 10-Year Notes	84	12/08	9,674,938	10,322,813	647,875
U.S. Treasury 10-Year Notes	378	3/09	42,644,500	45,726,188	3,081,688
U.S. Treasury 2-Year Notes	82	3/09	17,648,266	17,778,625	130,359
U.S. Treasury 5-Year Notes	253	3/09	29,318,344	29,527,868	209,524
U.S. Treasury Long Bond	130	3/09	16,201,117	16,572,969	371,852

					10,228,367

Contracts to Sell:
Euro-Bobl	238	12/08	32,898,731	34,599,824	(1,701,093)
Euro-Schatz	122	12/08	16,039,700	16,500,159	(460,459)
U.S. Treasury 10-Year Notes	189	3/09	22,341,187	22,863,094	(521,907)
U.S. Treasury 2-Year Notes	121	12/08	25,723,860	26,423,375	(699,515)
United Kingdom Gilt	26	12/08	4,455,796	4,687,439	(231,643)

					(3,614,617)

Net Unrealized Gain on Open Futures Contracts					$6,613,750

	Number of	Expiration		Market	Unrealized
International Fixed Income Investments	Contracts	Date	Basis Value	Value	Gain (Loss)

Contracts to Buy:
90 Day Sterling Futures	91	12/09	$16,898,975	$16,990,720	$91,745
90 Day Sterling Futures	76	3/10	14,078,994	14,168,187	89,193
90 Day Sterling Futures	76	6/10	14,038,308	14,131,018	92,710
Canada Government Bonds-10 Year Notes	56	3/09	5,421,312	5,457,095	35,783
Euro	219	12/08	53,066,276	53,586,563	520,287
Euro	179	3/09	43,410,550	43,890,800	480,250
Euro	54	6/09	13,186,325	13,240,125	53,800
Euro	125	9/09	30,516,976	30,635,938	118,962
Euro	431	12/09	104,235,400	105,519,575	1,284,175
Euro	197	3/10	47,854,926	48,223,138	368,212
Euro	100	6/10	24,257,838	24,451,250	193,412
Euro	29	9/10	7,026,437	7,078,175	51,738
Euro Euribor	46	12/08	13,865,822	14,085,532	219,710
Euro Euribor	50	12/09	15,089,477	15,435,719	346,242
Euro-Bund	208	12/08	30,590,434	32,073,619	1,483,185
Japan Government Bonds-10 Years Notes	14	12/08	20,335,952	20,441,232	105,280
Japan Government Bonds-10 Years Notes	4	3/09	5,820,763	5,820,763	0
U.S. Treasury 10-Year Notes	135	12/08	15,491,328	16,590,235	1,098,907
U.S. Treasury 10-Year Notes	72	3/09	8,580,375	8,709,750	129,375
U.S. Treasury 5-Year Notes	69	12/08	7,968,422	8,234,719	266,297
U.S. Treasury 5-Year Notes	21	3/09	2,437,313	2,450,930	13,617
United Kingdom Gilt	46	3/09	8,217,610	8,240,932	23,322

					7,066,202

Contracts to Sell:
Euro-Bobl	125	12/08	17,808,916	18,172,177	(363,261)
Euro-Schatz	34	12/08	4,468,921	4,598,405	(129,484)

					(492,745)

Net Unrealized Gain on Open Futures Contracts					$6,573,457

At November 30, 2008, Core Fixed Investments and International Fixed Investments held purchased options with a total cost of the following:

	Calls	Puts
Core Fixed Income Investments	$5,628,009	$169,716
International Fixed Income Investments	1,385,595	6,686
During the period ended November 30, 2008, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2008	142,900,086	$6,077,111
Options written	423	388,016
Options closed	(56,100,136)	(1,215,471)
Options expired	(4,900,000)	(42,999)

Options written, outstanding at November 30, 2008	81,900,373	$5,206,657

	Number of	Premiums
International Fixed Income Investments	Contracts	Received
Options written, outstanding at August 31, 2008	86,420,278	$1,911,388
Options written	7,080,069	80,922
Options closed	(26,720,000)	(346,690)
Options expired	(11,080,036)	(101,730)

Options written, outstanding at November 30, 2008	55,700,311	$1,543,890

At November 30, 2008, International Equity Investments, Core Fixed Income Investments, and International Fixed Income Investments had the following open forward foreign currency contracts as described below:

International Equity Investments

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Euro	12,892,000	$16,360,178	12/19/08	$(1,558,915)
Mexican Peso	51,413,990	3,826,592	12/8/08	(905,007)

				(2,463,922)

Contracts to Sell:
Euro	27,656,000	35,095,957	12/19/08	5,659,704
Mexican Peso	96,900,000	7,211,982	12/8/08	1,945,597
Pound Sterling	5,688,500	8,729,031	12/29/08	1,521,634
Swiss Franc	2,600,000	2,139,506	12/23/08	404,899

				9,531,834

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$7,067,912

Core Fixed Income Investments

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	3,012,498	$1,303,100	12/2/08	$(181,140)
Brazilian Real	1,994,635	837,117	2/3/09	(71,807)
Euro	937,000	1,189,379	12/4/08	(24,462)
Indian Rupee	121,562,503	2,421,660	4/9/09	1,133
Japanese Yen	140,109,300	1,467,755	12/3/08	642
Malaysian Ringgits	1,844,375	509,327	2/12/09	(11,902)
Malaysian Ringgits	955,655	264,395	4/14/09	(5,605)
Mexican Peso	38,208	2,723	5/19/09	(776)
Pound Sterling	4,940,000	7,578,942	12/9/08	(29,857)
Russian Ruble	113,740,215	3,491,899	5/6/09	(1,190,984)
Yuan Renminbi	32,194,669	4,714,583	12/9/08	4,371
Yuan Renminbi	27,114,979	3,957,569	5/6/09	40,352
Yuan Renminbi	20,110,000	2,932,893	7/15/09	(18,613)

				(1,488,648)

Contracts to Sell:
Brazilian Real	3,012,498	1,303,100	12/2/08	185,775
Brazilian Real	546,333	223,185	6/2/09	63,981
Euro	2,647,000	3,359,964	12/4/08	(16,407)
Japanese Yen	140,109,303	1,467,755	12/3/08	(8,057)
Japanese Yen	140,109,300	1,470,480	1/8/09	(209)
Pound Sterling	4,940,000	7,578,942	12/9/08	517,239
Pound Sterling	2,792,000	4,285,074	1/13/09	(108,704)
Russian Ruble	113,740,215	3,491,899	5/6/09	(11,756)
Yuan Renminbi	32,194,669	4,714,583	12/9/08	(24,348)
Yuan Renminbi	38,985,600	5,685,757	7/15/09	(78,757)

				518,757

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(969,891)

International Fixed Income Investments

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)
Contracts to Buy:
Brazilian Real	6,926,295	$2,996,071	12/2/08	$(801,853)
Brazilian Real	865,360	353,513	6/2/09	(101,341)
Canadian Dollar	5,630,000	4,552,843	12/9/08	21,458
Chilean Peso	1,850,000	2,795	12/10/08	(1,017)
Chilean Peso	1,850,000	2,767	5/14/09	(60)
Danish Krone	14,419,000	2,455,830	12/9/08	(43,013)
Euro	4,979,000	6,320,084	12/4/08	(20,775)
Hungarian Forint	205,521	1,007	12/10/08	(34)
Hungarian Forint	205,521	983	5/6/09	59
Indian Rupee	8,248,035	164,310	4/9/09	19
Japanese Yen	32,499,135	340,448	12/2/08	321
Japanese Yen	195,498,000	2,047,995	12/3/08	2,623
Malaysian Ringgits	2,522,101	696,482	2/12/09	(21,205)
Malaysian Ringgits	1,652,110	457,079	4/14/09	(12,921)
Mexican Peso	316,092	22,529	5/19/09	(760)
New Taiwan Dollar	12,428,584	375,021	2/9/09	(29,841)
Philippine Peso	28,229,020	574,146	2/6/09	(33,060)
Philippine Peso	4,036,000	81,734	5/6/09	(1,308)
Philippine Peso	600,000	600,000	12/24/10	586,595
Polish Zloty	7,120,750	2,371,492	5/6/09	(139,732)
Pound Sterling	8,857,000	13,588,399	12/9/08	(176,877)
Pound Sterling	727,000	1,115,777	1/13/09	3,204
Russian Ruble	29,390,715	902,314	5/6/09	(303,904)
Saudi Riyal	2,570,885	682,880	4/16/09	(13,120)
Singapore Dollar	161,678	107,196	1/16/09	(2,804)
Singapore Dollar	270,919	180,218	4/14/09	(4,608)
Singapore Dollar	10,819	10,819	12/24/10	2,978
South Korean Won	158,019,570	109,157	2/9/09	(45,491)
Swedish Krona	32,889,000	4,046,433	12/9/08	(237,674)
Yuan Renminbi	35,648,728	5,203,114	5/6/09	(168,499)
Yuan Renminbi	12,705,229	1,852,962	7/15/09	(117,038)
Yuan Renminbi	4,294,045	626,035	9/8/09	6,035
Yuan Renminbi	4,586,000	670,389	5/17/10	(71,611)

				(1,725,254)

Contracts to Sell:
Australian Dollar	3,911,000	2,553,262	1/15/09	(136,342)
Brazilian Real	6,926,295	2,996,071	12/2/08	768,911
Brazilian Real	861,119	351,780	6/2/09	103,838
Canadian Dollar	5,141,000	4,159,617	1/14/09	(5,845)
Canadian Dollar	5,630,000	4,552,843	12/9/08	47,958
Chilean Peso	1,850,000	2,795	12/10/08	78
Danish Krone	15,530,000	2,645,054	12/9/08	354,753
Euro	28,774,000	36,524,220	12/4/08	(359,766)
Euro	7,506,000	9,523,870	1/13/09	21,790
Hungarian Forint	205,521	1,007	12/10/08	(57)
Indian Rupee	8,471,100	168,754	4/9/09	(3,754)
Japanese Yen	32,499,135	340,448	12/2/08	(7,448)
Japanese Yen	195,498,000	2,047,995	12/3/08	(65,558)
Japanese Yen	296,684,005	3,113,769	1/8/09	(6,329)
Malaysian Ringgits	3,031,602	837,182	2/12/09	818
Malaysian Ringgits	1,084,158	299,947	4/14/09	6,053
New Taiwan Dollar	12,590,480	379,906	2/9/09	21,094
Philippine Peso	32,811,600	667,350	2/6/09	(26,350)
Philippine Peso	600,000	600,000	12/24/10	(587,585)
Polish Zloty	7,052,322	2,348,702	5/6/09	776,219
Pound Sterling	133,512	204,854	12/2/08	(1,046)
Pound Sterling	8,857,000	13,588,399	12/9/08	826,110
Pound Sterling	6,528,000	10,018,970	1/13/09	(211,312)
Russian Ruble	29,390,715	902,314	5/6/09	16

				Unrealized
Foreign Currency	Local Currency	Market Value	Settlement Date	Gain (Loss)
Saudi Riyal	2,570,885	682,880	4/16/09	917
Singapore Dollar	427,030	283,130	1/16/09	6,422
Singapore Dollar	10,819	10,819	12/24/10	(3,233)
South Korean Won	157,814,000	109,015	2/9/09	33,550
Swedish Krona	33,296,017	4,096,509	12/9/08	634,450
Yuan Renminbi	35,648,728	5,203,114	5/6/09	(75,114)
Yuan Renminbi	12,705,229	1,852,962	7/15/09	(37,882)
Yuan Renminbi	4,294,045	626,035	9/8/09	(17,813)
Yuan Renminbi	4,586,000	670,389	5/17/10	(31,670)

				2,025,873

Net Unrealized Gain on Open Forward Foreign Currency Contracts				$300,619

At November 30, 2008, Core Fixed Income Investments held the following interest rate swap contracts:

Pay/								Unfront
Receive								Premiums	Unrealized
Floating		Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Rate	Floating Rate Index	Rate	Date	Counterparty		Amount	Value	(Received)	(Depreciation)

Pay	BR-CDI-Compounded	10.120%	01/02/2012	MSC	BRL	28,300,000	$(1,446,180)	$(338,407)	$(1,107,773)
Pay	BR-CDI-Compounded	10.150%	01/02/2012	GSC		8,400,000	(425,189)	2,584	(427,773)
Pay	6-Month EUR-LIBOR	4.500%	06/15/2010	DUB	EUR	12,100,000	318,692	133,662	127,224
Receive	6-Month EUR-LIBOR	4.500%	03/18/2014	DUB		3,000,000	172,986	10,196	162,790
Receive	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		3,100,000	178,752	9,562	169,189
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	BCLY		3,900,000	107,254	(19,132)	126,386
Pay	6-Month EUR-LIBOR	5.000%	03/18/2010	GSC		15,700,000	431,765	(77,778)	509,543
Receive	6-Month EUR-LIBOR	5.000%	09/17/2010	DUB		9,200,000	352,103	(35,698)	381,419
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		2,600,000	(272,244)	6,059	(276,489)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		2,200,000	(230,360)	(18,788)	(210,037)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	GSC		300,000	(31,413)	(2,133)	(29,071)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		2,800,000	(843,460)	(159,422)	(684,038)
Pay	6-Month EUR-LIBOR	5.500%	09/15/2010	DUB		12,000,000	589,618	35,571	562,689
Receive	6-Month EUR-LIBOR	5.500%	12/17/2010	MSC		3,700,000	218,861	5,823	213,038
Pay	6-Month EUR-LIBOR	5.500%	12/17/2010	BCLY		800,000	47,321	3,575	43,746
Pay	French CPI Ex-Tobacco Daily Reference Index	2.150%	10/15/2010	UBS		200,000	12,410	119	12,291
Receive	6-Month GBP-LIBOR	4.000%	06/15/2035	BCLY	GBP	800,000	(79,359)	(3,275)	(76,084)
Receive	6-Month GBP-LIBOR	4.000%	06/15/2035	GSC		800,000	(79,359)	(4,757)	(74,602)
Receive	6-Month GBP-LIBOR	4.250%	06/15/2035	DUB		2,900,000	(361,433)	(73,972)	(287,461)
Receive	6-Month GBP-LIBOR	4.250%	06/15/2035	MSC		1,000,000	(124,632)	(26,916)	(97,716)
Pay	6-Month GBP-LIBOR	4.500%	09/17/2011	GSC		11,900,000	527,647	(248,607)	714,798
Pay	6-Month GBP-LIBOR	5.000%	06/15/2009	HSBC		4,400,000	48,436	(110,833)	115,876
Receive	6-Month GBP-LIBOR	5.000%	09/15/2010	BCLY		3,300,000	150,516	(55,781)	196,449
Pay	6-Month GBP-LIBOR	6.000%	09/18/2009	MSC		5,400,000	130,676	33,076	95,408
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	BCLY	JPY	10,000,000	(5,534)	(222)	(5,312)
Receive	6-Month JPY-LIBOR	2.000%	12/17/2017	RBS		60,000,000	(33,206)	(906)	(32,300)
Pay	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		60,000,000	(33,206)	(988)	(32,218)
Pay	28 Day Mexico Interbank TIIE Banxico	8.170%	11/04/2016	MLP	MXN	44,000,000	(235,643)	8,305	(244,804)
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	BCLY		$12,400,000	699,112	(232,184)	931,296
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	DUB		1,100,000	62,018	(19,360)	81,378
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MLP		15,100,000	851,338	(100,163)	951,502
Pay	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		63,300,000	3,568,855	(1,109,910)	4,678,765
Receive	3-Month USD-LIBOR	4.000%	06/17/2014	DUB		2,900,000	139,682	3,814	135,868
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		1,200,000	(79,799)	(6,762)	(73,036)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		13,900,000	(924,333)	154,342	(1,078,675)
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		7,000,000	(465,491)	132,650	(598,141)
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		3,900,000	(259,345)	129,675	(389,020)
Pay	3-Month USD-LIBOR	4.200%	06/03/2011	BCLY		16,240,000	614,185	0	614,185
Receive	3-Month USD-LIBOR	4.250%	06/10/2011	BCLY		7,400,000	285,641	0	285,641
Receive	3-Month USD-LIBOR	4.450%	06/13/2011	BCLY		12,850,000	542,714	0	542,714
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		10,000,000	(1,606,098)	(240,000)	(1,366,098)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		5,900,000	(947,598)	(306,505)	(641,093)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	RBS		4,200,000	(674,561)	(221,340)	(453,221)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BOA		23,700,000	(5,247,580)	(386,972)	(4,860,608)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	BCLY		200,000	(44,283)	(9,160)	(35,123)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	RBS		4,900,000	(1,084,943)	(62,413)	(1,022,530)
Pay	3-Month USD-LIBOR	5.000%	12/17/2023	GSC		300,000	(66,425)	(15,780)	(50,645)
Pay	3-Month USD-LIBOR	5.000%	12/17/2023	MSC		100,000	(22,142)	(563)	(21,579)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	BOA		9,700,000	(2,737,611)	(421,368)	(2,316,243)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	DUB		1,600,000	(451,565)	22,528	(474,093)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	MLP		3,400,000	(959,575)	(51,170)	(908,405)
Receive	3-Month USD-LIBOR	5.000%	12/17/2028	RBS		3,200,000	(903,130)	(134,940)	(768,189)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	MLP		5,600,000	(2,108,093)	(233,125)	(1,874,968)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		300,000	(112,934)	(17,760)	(95,174)
Pay	3-Month USD-LIBOR	6.000%	06/15/2035	BOA		1,500,000	794,984	152,745	663,919
Pay	ATMF Straddle Premium	4.520%	05/24/2017	LEH		1,200,000	16,200	0	16,200
Pay	ATMF Straddle Premium	4.650%	05/18/2017	LEH		2,100,000	26,460	0	26,460
Receive	ICAP CMM FRA Fixing Rate	4.500%	01/24/2009	MLP		1,300,000	4,759	2,535	2,224

							$(12,003,737)	$(3,900,270)	$(8,251,521)

At November 30, 2008, Core Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Maturity		November 30,	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2008 (3)	Amount(4)	Value	(Received)	(Depreciation)

Autozone Inc.	(0.635%)	04/24/2007	RBS	2.000%	$400,000	$35,936	$0	$35,442
Autozone Inc.	(0.640%)	04/28/2007	RBS	2.000%	300,000	26,853	0	26,480
Autozone Inc.	(0.665%)	04/13/2007	RBS	2.000%	800,000	70,291	0	69,256
Baxter International Inc.	(0.095%)	05/19/2007	BCLY	0.280%	800,000	5,119	0	4,972
Baxter International Inc.	(0.350%)	09/17/2008	BCLY	0.320%	1,200,000	(1,509)	0	(2,372)
Campbell Soup Co.	(0.350%)	09/17/2008	UBS	0.590%	500,000	5,379	0	5,020
Daimler Finance North America	(0.535%)	11/14/2006	BCLY	5.110%	300,000	33,412	0	33,100
Daimler Finance North America	(0.580%)	10/18/2006	BCLY	5.110%	600,000	66,164	0	65,487
Eastman Chemical Co.	(0.650%)	09/10/2008	BCLY	1.630%	500,000	21,155	0	20,424
General Mills Inc.	(0.500%)	09/17/2008	BCLY	0.830%	1,200,000	17,725	0	16,492
Goodrich Corp.	(0.510%)	10/26/2006	DUB	1.120%	300,000	12,212	0	11,914
HSBC Finance Corp.	(0.165%)	11/16/2006	BNP	6.000%	300,000	64,309	0	64,213
Ingersoll-Rand Co.	(0.390%)	09/11/2008	DUB	0.800%	4,500,000	82,049	0	78,149
ISTAR Financial	(0.365%)	10/19/2006	BCLY	41.780%	300,000	148,131	0	147,918
Motorola Inc.	(3.550%)	03/04/2008	MSC	3.380%	400,000	(4,488)	0	(7,249)
Motorola Inc.	(3.600%)	03/04/2008	RBS	3.380%	400,000	(5,765)	0	(8,565)
Newell Rubbermaid Inc.	(0.480%)	04/13/2007	UBS	1.850%	200,000	18,227	0	18,040
Newell Rubbermaid Inc.	(0.485%)	04/13/2007	RBS	1.850%	400,000	36,321	0	35,943
Progress Energy Inc.	(0.450%)	09/11/2008	BCLY	0.790%	2,300,000	34,725	0	32,397
Race Point CLO	(1.950%)	04/04/2007	MLP	NA	800,000	541,388	2,800	536,552
Race Point CLO	(4.030%)	04/04/2007	MLP	NA	1,100,000	889,674	8,250	875,636
Raytheon Co.	(0.480%)	09/17/2008	BCLY	0.710%	1,000,000	10,328	0	9,341
Safeway Inc.	(0.350%)	12/08/2007	BCLY	1.060%	2,000,000	53,348	0	51,987
Saratoga CLO I, Ltd.	(1.880%)	04/04/2007	MLP	19.425%	1,000,000	588,821	7,500	577,300
Saratoga CLO I, Ltd.	(3.780%)	04/04/2007	MLP	24.636%	1,100,000	740,715	6,050	725,772
Schlumberger Ltd.	(0.120%)	05/19/2007	BCLY	0.680%	1,000,000	18,930	0	18,696
Sealed Air Corp.	(0.580%)	10/26/2006	MSC	4.740%	300,000	50,698	0	50,359
Sherwin-Williams	(0.300%)	09/15/2007	BOA	1.200%	600,000	20,257	0	19,907
Sherwin-Williams	(0.440%)	12/11/2007	BCLY	1.200%	3,500,000	99,783	0	96,788
Target Corp.	(0.110%)	04/06/2007	MSC	2.170%	1,900,000	126,762	0	126,356
TJX Cos., Inc. (The)	(0.330%)	09/15/2007	MSC	1.190%	600,000	19,499	0	19,114
Trinity CDO, Ltd.	(1.700%)	06/28/2005	BES	NA	872,771	801,274	0	797,812
Wal-Mart Stores Inc.	(0.240%)	09/15/2007	GSC	0.960%	600,000	16,349	0	16,069

						$4,644,072	$24,600	$4,568,750

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Maturity		November 30,	Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2008(3)	Amount (4)	Value	(Received)	(Depreciation)

GM Corp.	6.600%	11/10/2007	CSFB	93.310%	$500,000	$(388,905)	$0	$(382,488)
GMAC	3.570%	07/24/2007	MLP	40.490%	4,000,000	(2,723,949)	0	(2,696,183)

						$(3,112,854)	$0	$(3,078,671)

Credit Default Swaps on Credit Indices — Buy Protection (1)

						Upfront
						Premiums	Unrealized
	Fixed Deal	Maturity		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	Amount(4)	Value(5)	(Received)	(Depreciation)

Dow Jones CDX HVOL7 Index	(0.750%)	09/21/2006	BCLY	$1,900,000	$250,709	$3,141	$244,798
Dow Jones CDX HY-8 100 Index	(2.750%)	03/28/2007	MLP	5,292,000	1,156,213	120,707	1,007,209
Dow Jones CDX HY-10 100 Index	(5.000%)	03/28/2008	BCLY	1,100,000	243,035	24,750	207,591
Dow Jones CDX HY-10 100 Index	(5.000%)	03/28/2008	UBS	1,100,000	243,035	24,063	208,278
Dow Jones CDX IG9 10 Year Index	(0.800%)	09/21/2007	GSC	4,489,600	396,210	(38,611)	427,838
Dow Jones CDX IG9 10 Year Index	(0.800%)	09/21/2007	MSC	3,318,400	292,851	81,222	206,467
Dow Jones CDX IG10 10 Year Index	(1.500%)	03/21/2008	GSC	3,806,400	163,578	(114,229)	266,705
Dow Jones CDX IG10 10 Year Index	(1.500%)	03/21/2008	MSC	10,248,000	440,403	(383,556)	794,069
Dow Jones CDX XO7 Index	(1.650%)	09/21/2006	JPM	1,942,858	311,255	(27,246)	332,268

					$3,497,291	$(309,760)	$3,695,223

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
						Premiums	Unrealized
	Fixed Deal	Maturity		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	Amount(4)	Value(5)	(Received)	(Depreciation)

ABX HE AAA 06-2 Index	0.110%	07/19/2006	CSFB	$400,000	$(208,000)	$(84,994)	$(122,964)
ABX HE AAA 06-2 Index	0.110%	07/19/2006	GSC	10,300,000	(5,356,000)	(2,317,500)	(3,037,399)
Dow Jones CDX IG7 10 Year Index	0.650%	09/21/2006	GSC	4,099,200	(403,296)	(326,342)	(71,773)
Dow Jones CDX IG9 5 Year Index	0.820%	09/17/2008	BCLY	5,153,108	20,993	0	29,679
Dow Jones CDX IG9 5 Year Index	0.820%	09/17/2008	DUB	2,819,625	11,487	0	16,239
Dow Jones CDX IG9 5 Year Index	1.160%	03/01/2008	DUB	5,000,000	(84,102)	0	(72,825)
Dow Jones CDX IG11 5 Year Index	1.500%	09/21/2008	DUB	2,900,000	(112,380)	(18,169)	(85,631)
Dow Jones CDX IG11 5 Year Index	1.500%	09/21/2008	MLP	5,200,000	(201,508)	(27,951)	(158,173)

					$(6,332,806)	$(2,774,956)	$(3,502,847)

At November 30, 2008, International Fixed Income Investments held the following interest rate swap contracts:

Pay/								Unfront
Receive								Premiums	Unrealized
Floating		Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Rate	Floating Rate Index	Rate	Date	Counterparty		Amount	Value	(Received)	(Depreciation)

Pay	3-Month AUD BB	7.000%	09/15/2009	BCLY	AUD	100,000	$1,606	$101	$1,462
Pay	3-Month AUD-LIBOR	7.750%	06/15/2010	DUB		4,400,000	114,781	(3,730)	118,511
Pay	6-Month AUD BB	6.000%	06/15/2012	HSBC		7,500,000	224,490	(64,132)	230,467
Pay	6-Month AUD BB	7.000%	06/15/2010	DUB		12,500,000	375,812	6,183	319,642
Pay	6-Month AUD BB	7.000%	06/15/2010	MSC		4,700,000	141,305	(1,079)	123,589
Pay	6-Month AUD BB	7.250%	06/15/2013	CSFB		2,100,000	139,433	(2,861)	135,867
Receive	6-Month AUD BBSW	6.000%	06/15/2017	HSBC		4,300,000	(188,883)	32,210	(187,751)
Pay	6-Month AUD-LIBOR	7.000%	06/15/2014	DUB		3,400,000	203,381	87,559	115,823
Pay	3-Month CAD-LIBOR	4.250%	12/20/2013	BOA	CAD	2,500,000	(184,447)	(50,841)	(133,606)
Receive	3-Month CAD-LIBOR	4.250%	12/20/2013	BSN		2,300,000	(169,692)	(23,422)	(146,270)
Receive	3-Month CAD-LIBOR	4.250%	12/20/2013	MLP		1,700,000	(125,424)	(45,246)	(80,178)
Pay	3-Month CAD-LIBOR	4.500%	09/20/2011	BSN		1,300,000	(73,664)	(23,397)	(52,594)
Receive	3-Month CAD-LIBOR	4.500%	09/20/2037	DUB		1,600,000	(238,825)	(17,594)	(224,094)
Pay	6-Month EUR-LIBOR	3.500%	09/17/2010	MSC	EUR	10,600,000	57,427	(37,683)	44,164
Pay	6-Month EUR-LIBOR	4.000%	03/19/2010	BCLY		13,300,000	136,432	(169,900)	188,754
Pay	6-Month EUR-LIBOR	4.000%	09/17/2013	DUB		12,100,000	300,714	(31,894)	290,969
Receive	6-Month EUR-LIBOR	4.250%	03/18/2019	BCLY		1,500,000	43,034	53,773	(10,739)
Receive	6-Month EUR-LIBOR	4.250%	03/18/2019	MSC		2,100,000	60,247	24,721	35,526
Receive	6-Month EUR-LIBOR	4.450%	03/18/2014	BCLY		4,500,000	246,656	1,674	244,982
Receive	6-Month EUR-LIBOR	4.500%	03/18/2014	BCLY		2,000,000	115,324	(20,473)	135,797
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP		9,200,000	530,489	3,255	527,234
Receive	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC		2,200,000	126,856	(9,644)	136,500
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	HSBC		800,000	46,129	(11,792)	57,922
Receive	6-Month EUR-LIBOR	4.500%	03/18/2014	MSC		1,900,000	109,558	(37,098)	146,655
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	BCLY		1,000,000	54,537	34,629	19,907
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	GSC		6,100,000	332,674	(104,815)	437,488
Receive	6-Month EUR-LIBOR	4.750%	09/17/2038	MSC		700,000	(166,780)	(37,984)	(127,829)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	BCLY		5,400,000	(565,429)	(191,599)	(370,063)
Receive	6-Month EUR-LIBOR	5.000%	09/17/2018	DUB		3,100,000	(324,598)	(51,347)	(271,088)
Pay	6-Month EUR-LIBOR	5.000%	03/18/2039	GSC		1,200,000	(361,483)	(60,885)	(300,598)
Receive	6-Month EUR-LIBOR	5.000%	03/18/2039	RBS		300,000	(90,371)	(12,550)	(77,820)
Pay	French CPI Ex Tobacco Daily reference Index	2.080%	6/15/2012	GSC		1,300,000	80,251	0	80,251
Receive	6-Month GBP-LIBOR	4.000%	12/15/2035	BCLY	GBP	900,000	(40,043)	(129,421)	89,377
Pay	6-Month GBP-LIBOR	4.500%	09/17/2010	BCLY		100,000	3,157	(575)	3,215
Pay	6-Month GBP-LIBOR	4.500%	03/18/2019	HSBC		1,100,000	(62,247)	(3,366)	(58,881)
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	HSBC		2,300,000	104,905	(178,178)	276,220
Pay	6-Month GBP-LIBOR	5.000%	03/18/2012	GSC		1,000,000	75,822	(7,298)	83,120
Pay	6-Month GBP-LIBOR	5.000%	03/20/2013	GSC		4,300,000	325,674	(179,417)	489,404
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BNP		3,200,000	291,738	(8,703)	300,440
Receive	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		3,600,000	328,205	(51,654)	379,859
Pay	6-Month GBP-LIBOR	5.000%	09/15/2015	BCLY		500,000	48,960	22,240	25,228
Receive	6-Month GBP-LIBOR	5.000%	03/18/2016	RBS		2,800,000	293,468	(475)	293,943
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		1,400,000	151,870	(1,094)	152,963
Pay	6-Month GBP-LIBOR	5.500%	03/20/2013	GSC		2,500,000	265,720	4,391	256,143
Pay	6-Month GBP-LIBOR	5.500%	09/17/2018	DUB		700,000	(122,944)	(2,800)	(118,908)
Pay	6-Month GBP-LIBOR	5.500%	09/17/2018	HSBC		1,300,000	(228,325)	39,583	(265,611)
Pay	6-Month JPY-LIBOR	1.000%	03/18/2009	MSC	JPY	720,000,000	97	(66,285)	66,457
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	RBS		3,500,000,000	37,156	32,295	4,860
Pay	6-Month JPY-LIBOR	1.500%	06/17/2013	BNP		620,000,000	115,334	11,312	104,022
Receive	6-Month JPY-LIBOR	1.500%	06/17/2013	RBS		70,000,000	13,022	6,454	6,568
Pay	6-Month JPY-LIBOR	1.500%	12/20/2015	GSC		1,300,000,000	230,601	189,343	68,418
Receive	6-Month JPY-LIBOR	1.750%	12/17/2015	UBS		40,000,000	(14,036)	2,419	(16,455)
Receive	6-Month JPY-LIBOR	1.980%	09/27/2016	MSC		400,000,000	(212,417)	(17,863)	(201,314)
Pay	6-Month JPY-LIBOR	2.000%	12/17/2017	BNP		320,000,000	(177,096)	(49,604)	(127,492)
Pay	6-Month JPY-LIBOR	2.000%	12/17/2017	DUB		380,000,000	(210,302)	(59,301)	(151,000)
Receive	6-Month JPY-LIBOR	2.250%	06/20/2036	MSC		80,000,000	(74,734)	(4,213)	(74,784)
Receive	6-Month JPY-LIBOR	3.000%	06/20/2036	GSC		250,000,000	(664,693)	(112,126)	(573,991)
Receive	3-Month SEK-LIBOR	4.500%	03/18/2014	GSC	SEK	1,000,000	7,201	(1,040)	8,241
Pay	3-Month USD-LIBOR	4.000%	06/17/2010	BCLY		$17,300,000	332,126	119,543	212,583
Receive	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		49,400,000	1,659,633	844,740	814,893
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		20,400,000	685,354	93,228	592,126
Receive	3-Month USD-LIBOR	4.000%	12/17/2013	MSC		15,100,000	(851,338)	282,068	(1,133,406)
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	BCLY		3,200,000	(212,796)	60,640	(273,436)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	CSFB		600,000	(39,899)	(3,381)	(36,518)
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		14,500,000	(964,232)	478,845	(1,443,077)
Receive	3-Month USD-LIBOR	4.000%	06/17/2019	RBS		6,700,000	(445,542)	132,660	(578,202)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	BCLY		10,600,000	(1,330,700)	(530,000)	(800,700)
Receive	3-Month USD-LIBOR	5.000%	12/17/2015	DUB		6,000,000	(753,226)	(245,880)	(507,346)
Pay	3-Month USD-LIBOR	5.000%	12/17/2015	RBS		1,600,000	(200,860)	(38,352)	(162,508)
Receive	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,700,000	(433,647)	(36,720)	(396,926)
Receive	3-Month USD-LIBOR	5.000%	12/17/2023	MLP.		7,100,000	(1,572,060)	(54,457)	(1,517,603)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	BOA		500,000	(188,223)	17,865	(206,088)
Pay	3-Month USD-LIBOR	5.000%	12/17/2038	MSC		3,400,000	(1,279,914)	(77,898)	(1,202,016)
Receive	3-Month USD-LIBOR	5.000%	12/17/2038	RBS		4,500,000	(1,694,004)	(310,601)	(1,383,402)
Receive	ICAPCMM FRA Fixing Rate	5.500%	05/22/2009	MLP		1,000,000	(102,075)	4,516	(106,591)
Pay	Spreadlock - USSP2	0.710%	02/05/2009	BNP		1,700,000	(5,049)	720	(5,770)

							$(5,958,820)	$(593,701)	$(5,705,065)

At November 30, 2008, International Fixed Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit			Upfront
				Spread at			Premiums	Unrealized
	Fixed Deal	Maturity		November 30,	Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2008 (3)	Amount(4)	Value	(Received)	(Depreciation)

Ace Ina Holdings Inc.	(0.390%)	06/20/2014	DUB	1.720%	$100,000	$6,384	$0	$6,309
Alcoa Inc.	(0.850%)	03/20/2012	MSC	6.330%	1,000,000	144,322	0	142,669
Amgen Inc.	(1.000%)	06/20/2018	UBS	1.000%	1,000,000	(207)	0	(2,152)
American General Finance Corp.	(1.830%	12/20/2017	RBS	19.921%	1,000,000	414,201	0	410,643
Avnet Inc.	(1.530%)	09/20/2016	UBS	3.850%	300,000	39,384	0	38,492
Bear Stearns & Co., Inc.	(0.760%)	12/20/2017	CSFB	1.600%	1,000,000	60,818	0	59,340
Bear Stearns & Co., Inc.	(0.810%)	12/20/2017	BNP	1.600%	1,000,000	57,195	0	55,620
Bear Stearns & Co., Inc.	(0.870%)	03/20/2018	DUB	1.600%	3,000,000	161,730	0	156,655
Bear Stearns & Co., Inc.	(1.050%)	03/20/2018	RBS	1.600%	2,000,000	81,212	0	77,128
Capital One Financial Corp.	(0.350%)	09/20/2011	UBS	4.030%	100,000	9,205	0	9,137
Cleveland Electric Illumination	(0.940%)	06/20/2017	RBS	1.290%	1,000,000	24,595	0	22,768
CNA Financial Corp.	(0.440%)	09/20/2011	BES	5.130%	100,000	11,361	0	11,275
CNA Financial Corp.	(0.440%)	03/20/2012	JPM	5.130%	100,000	11,361	0	11,275
Computer Sciences Corp.	(0.970%)	03/20/2018	BOA	1.450%	1,000,000	35,753	0	33,867
Computer Sciences Corp.	(1.180%)	03/20/2018	GSC	1.450%	100,000	2,009	0	1,780
Covidien International Finance	(0.750%)	12/20/2017	DUB	1.050%	400,000	8,992	0	8,409
Daimler Finance North America	(0.620%)	09/20/2011	RBS	5.110%	100,000	10,930	0	10,809
Deutsche Bank AG	(0.760%)	09/20/2013	BCLY	1.070%	300,000	4,012	0	3,568
Deutsche Telekom International	(1.180%)	09/20/2018	BCLY	1.200%	500,000	559	0	(866)
Diamond Offshore Drilling Inc.	(0.230%)	06/20/2012	BES	1.260%	100,000	3,435	0	3,390
DR Horton	(3.950%)	03/20/2010	RBS	7.190%	200,000	7,664	0	6,127
GATX Financial Corp.	(0.605%)	03/20/2012	RBS	2.050%	1,000,000	43,914	0	42,738
Globalsantafe Corp.	(0.520%)	06/20/2012	WAC	0.750%	100,000	769	0	668
Goldman Sachs Group Inc.	(0.330%)	03/20/2016	BES	2.880%	200,000	28,550	0	28,422
Goldman Sachs Group Inc.	(1.520%)	06/20/2013	BCLY	3.050%	400,000	23,579	0	22,397
HJ Heinz Finance Co.	(0.370%)	03/20/2012	BES	0.860%	100,000	1,526	0	1,454
Home Depot Inc.	(1.100%)	03/20/2016	BOA	2.900%	1,000,000	99,074	0	96,935
HSBC Finance Corp.	(0.500%)	06/20/2012	BOA	6.540%	200,000	33,760	0	33,566
ISTAR Financial	(0.450%)	03/20/2012	CSFB	39.880%	300,000	166,347	0	166,084
Kroger Co.(The)	(0.775%)	09/20/2017	DUB	1.150%	500,000	13,504	0	12,643
Limited Brands Inc.	(3.550%)	09/20/2017	GSC	6.980%	500,000	78,875	0	75,423
Macy’s Inc.	(2.530%)	12/20/2016	DUB	8.190%	1,000,000	223,056	0	218,137
Marsh & McLennan Co., Inc.	(0.670%)	09/20/2014	DUB	0.970%	1,000,000	15,853	0	14,550
Morgan Stanley	(1.850%)	06/20/2013	RBS	4.250%	300,000	26,275	0	25,196
Nabors Industries Inc.	(0.630%)	03/20/2018	DUB	2.350%	1,000,000	120,820	0	119,595
National Grid PLC	(0.208%)	06/20/2011	BCLY	1.870%	300,000	12,028	0	11,907
Norfolk Southern Corp.	(0.450%)	09/20/2014	BCLY	1.330%	1,000,000	45,609	0	44,734
Pearson Dollar Finance PLC	(0.540%)	06/20/2014	MSC	1.020%	1,000,000	23,965	0	22,915
Prologis	(1.480%)	12/20/2015	BOA	31.890%	1,000,000	520,193	0	517,316
Radioshack Corp.	(1.440%)	06/20/2013	GSC	3.810%	800,000	71,191	0	68,951
Ryder System Inc.	(0.110%)	03/20/2009	BCLY	0.170%	200,000	34	0	(8)
Sealed Air Corp.	(0.200%)	06/20/2009	BCLY	2.820%	200,000	2,942	0	2,864
Simon Property Group LP	(1.470%)	12/20/2016	GSC	8.300%	500,000	154,221	0	152,792
Starwood Hotels & Resorts World	(1.490%)	06/20/2018	BOA	6.640%	1,000,000	275,276	0	272,379
Tate & Lyle International	(0.510%)	12/20/2014	DUB	1.640%	100,000	5,927	0	5,827
U.S. Treasury Inc.	(0.720%)	03/20/2018	GSC	0.850%	500,000	4,879	0	4,019
XL Capital Europe PLC	(0.310%)	03/20/2012	BCLY	8.310%	100,000	20,247	0	20,187

						$3,107,331	$0	$3,047,934

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		November 30,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2008 (3)		Amount(4)	Value	(Received)	(Depreciation)

Deutsche Bank AG	0.550%	12/20/2008	RBS	1.28%		$1,200,000	$(561.04)	$0	$722
Federative Republic of Brazil	1.345%	08/20/2011	JPM	3.25%		2,000,000	(96,465)	0	(88,768)
Federative Republic of Brazil	1.380%	08/20/2011	MSC	3.25%		2,000,000	(94,690)	0	(86,793)
Ford Motor Credit Co. LLC	3.950%	12/20/2012	BOA	36.84%		200,000	(107,736)	0	(106,200)
Gaz Capital SA	1.680%	04/20/2009	MSC	11.03%		500,000	(17,868)	0	(16,888)
Gaz Capital SA	1.710%	04/20/2009	MSC	11.03%		100,000	(3,562)	0	(3,363)
Gazprom	1.300%	12/20/2008	HSBC	11.01%		900,000	(5,747)	0	(417)
Gazprom	1.320%	12/20/2008	MSC	11.01%		200,000	(1,274)	0	(72)
Gazprom	1.330%	12/20/2008	CSFB	11.01%		300,000	(1,909)	0	(92)
Gazprom	1.330%	12/20/2008	MSC	11.01%		200,000	(1,273)	0	(61)
General Electric Capital Corp.	0.900%	03/20/2009	BOA	5.80%		500,000	(7,435)	0	(6,560)
General Electric Capital Corp.	1.320%	03/20/2013	GSC	5.02%		600,000	(73,619)	0	(72,079)
GMAC	7.750%	03/20/2009	GSC	57.45%		200,000	(27,583)	0	(24,569)
GMAC	8.850%	03/20/2009	BOA	57.45%		500,000	(67,415)	0	(58,811)
Government of Spain	0.270%	03/20/2013	GSC	0.98%		1,600,000	(45,831)	0	(44,991)
Government of Spain	0.270%	03/20/2013	GSC	0.98%		3,900,000	(111,714)	0	(109,666)
Government of Spain	0.435%	03/20/2013	GSC	0.98%		1,400,000	(30,805)	0	(29,621)
HSBC Finance Corp.	1.500%	06/20/2010	GSC	8.34%		1,300,000	(122,917)	0	(119,125)
Morgan Stanley	0.610%	05/20/2012	MLP	9.48%		200,000	(47,948)	0	(47,910)
Royal Bank of Scotland PLC	1.650%	03/20/2013	BCLY	1.24%	EUR	600,000	11,954	0	14,497
RSHB Capital SA	0.820%	05/20/2012	GSC	NA		$300,000	(69,522)	0	(69,447)
Russian Federation	0.450%	01/20/2009	CSFB	9.74%		1,000,000	(13,508)	0	(11,558)
Russian Federation	0.490%	02/20/2009	MSC	9.75%		2,300,000	(48,738)	0	(45,169)
Russian Federation	0.630%	12/20/2008	GSC	9.73%		600,000	(3,614)	0	(1,892)
SLM Corp.	0.700%	06/20/2012	GSC	9.99%		100,000	(23,502)	0	(23,366)
SLM Corp.	3.050%	03/20/2009	DUB	12.90%		200,000	(5,887)	0	(4,701)
SLM Corp.	3.100%	12/20/2008	MLP	12.89%		300,000	(1,919)	0	(110)
SLM Corp.	3.700%	03/20/2009	GSC	12.90%		200,000	(5,494)	0	(4,055)
VTB Capital	1.700%	12/20/2008	DUB	10.73%		100,000	(595)	0	179

							$(1,027,177)	$0	$(960,886)

Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty		Amount(4)	Value(5)	(Received)	(Depreciation)

Dow Jones CDX IG8 10 Year Index	(0.600%)	06/20/2017	DUB		$2,440,000	$262,272	$16,106	$243,319
Dow Jones CDX IG8 10 Year Index	(0.600%)	06/20/2017	GSC		15,518,400	1,668,051	160,217	1,489,730
Dow Jones CDX IG9 10 Year Index	(0.800%)	12/20/2017	DUB		1,171,200	103,359	43,894	57,644
Dow Jones CDX IG11 5 Year Index	(1.500%)	12/20/2013	GSC		11,100,000	430,142	220,965	176,340
Dow Jones iTraxx 6HI4 Index	(0.850%)	12/20/2016	BCLY		200,000	37,903	(1,462)	38,928
Dow Jones iTraxx 6HI4 Index	(0.850%)	12/20/2016	BNP		600,000	113,669	(4,428)	116,786
Dow Jones iTraxx 6HI4 Index	(0.850%)	12/20/2016	DUB		100,000	18,949	(1,962)	20,693
Dow Jones iTraxx 6HI4 Index	(0.850%)	12/20/2016	HSBC		100,000	18,976	(704)	19,462
Dow Jones iTraxx 6HI4 Index	(0.850%)	12/20/2016	JPM		100,000	18,925	(763)	19,469
Dow Jones iTraxx Europe Series 9 Index	(1.750%)	06/20/2018	DUB		500,000	(9,149)	(45,248)	33,852
Dow Jones iTraxx Europe Sub Financials Series 8 Index	(0.700%)	12/20/2012	BCLY	EUR	1,500,000	61,304	1,981	56,625

						$2,724,402	$388,596	$2,272,848

Credit Default Swaps on Credit Indices — Sell Protection (2)

Upfront
						Premiums	Unrealized
	Fixed Deal	Maturity		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	Amount(4)	Value(5)	(Received)	(Depreciation)

ABX HE AA 06-1 Index	0.320%	07/25/2045	CSFB	$400,000	$(273,000)	$(120,000)	$(152,876)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:

BCLY	Barclays Bank PLC
BES	Bear Stearns & Co., Inc.
BNP	BNP Paribas Bank
BOA	Bank of America
BSN	Bank of Nova Scotia
CSFB	Credit Suisse Securities (USA) LLC
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	J.P. Morgan Chase & Co.
MLP	Merrill Lynch & Co., Inc.
MSC	Morgan Stanley
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC
WAC	Wachovia Bank N.A.
At November 30, 2008, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized depreciation of $6,569,066 and $1,498,045, respectively, from swap contracts.
At November 30, 2008, Core Fixed Income Investments and International Fixed Income Investments had collateral held by broker in the amount of $6,250,000 and $1,750,000, respectively, for the open swaps positions.
During the period ended November 30, 2008, Core Fixed Income Investments entered into mortgage dollar roll transactions in the aggregate amount of $319,200,000.
At November 30, 2008, Core Fixed Income Investments had outstanding mortgage dollar rolls with a total cost of $13,719,094.
For the period ended November 30, 2008, Core Fixed Income Investments recorded interest income of $1,195 related to such mortgage rolls.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Consulting Group Capital Markets Funds

By	/s/ JAMES J. TRACY
James J. Tracy
Chief Executive Officer
Date January 23, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. TRACY James J. Tracy
Chief Executive Officer
Date: January 23, 2009

By:	/s/ JAMES WALKER James Walker
Chief Financial Officer
Date: January 22, 2009